N-4			12 Months Ended
		May 01, 2026 USD ($) yr Year CONTRACTS	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Prospectus:
Document Type		N-4
Entity Registrant Name		EQUITABLE FINANCIAL LIFE INSURANCE COMPANY
Entity Central Index Key		0002039145
Entity Investment Company Type		N-4
Document Period End Date		Dec. 31, 2025
Amendment Flag		false
Item 2. Overview of the Contract [Line Items]
Index-Linked Option Overview, Credits are Based in Part on Index Performance [Text Block]		The Segments of the SIO give you the opportunity to earn interest, which may be positive or negative, that we will credit at Segment maturity based, in part, on the performance of an external index at the end of a set period of time.
Index-Linked Option Overview, Investor Could Lose Money if Index Declines [Text Block]		You could experience a significant loss of principal and previously credited interest if the index declines in value.
Index-Linked Option Overview, Limits the Negative Return [Text Block]		The SIO provides some protection against negative returns on the Segment Maturity Date through the use of a Segment Buffer. The extent of the downside protection provided by the Segment Buffer varies by Segment, ranging from the first 10% to 40% of loss. The Segment Buffer is the maximum amount of negative interest we will assume.
Index-Linked Option Overview, Manner of Limiting the Negative Return [Text Block]	We will credit any additional negative interest in excess of the Segment Buffer.
You could lose as much as 60% (for Segments with a -40% Segment Buffer) to 90% (for
Segments
with a -10% Segment Buffer)
of your principal and previously credited interest due to negative index performance at Segment maturity, depending on
the Segment Buffer applicable to the Segment in which you invest. The cumulative loss over the life of the contract could be much greater. There is a risk of a substantial loss of your principal and previously credited interest if the index declines because you agree to absorb all losses to the extent they exceed the applicable Segment Buffer.

Index-Linked Option Overview, Example of Limiting the Negative Return [Text Block]	For example, if the Index return is
-25%
and the Segment Buffer is
-10%,
we will credit
-15%
		(the amount that exceeds the Segment Buffer) (less the Contract Fee) on the Segment Maturity Date, meaning your Segment Investment will decrease by 15% (less the Contract Fee).
Index-Linked Option Overview, Guaranteed Minimum Limit on Index Losses [Text Block]		We may change the Indices and/or Segment Options in the future but we will always offer a Segment Option with a Segment Buffer that protects the first 10% of loss.
Index-Linked Option Overview, Limiting Index Losses is not Guaranteed to be Offered [Text Block]		In the future, we may offer other Segment Options that do not provide any downside protection which would mean there is a risk of loss of the entire amount invested.
Index-Linked Option Overview, Limits Positive Return [Text Block]		The SIO may limit your participation in positive returns on the Segment Maturity Date through the use of Performance Cap Rates (and Participation Rates and Step Rates for certain Segment types).
Index-Linked Option Overview, Manner of Limiting the Positive Return [Text Block]		The Performance Cap Rate is the highest return that you could be credited for positive index performance (less the Contract Fee).
Index-Linked Option Overview, Example of Limiting the Positive Return [Text Block]	For example, if the Index return for a
1-year
		Standard Segment is 12% and the Performance Cap Rate is 4% and the Participation Rate is 100%, we will credit 4% (less the Contract Fee) in interest on the Segment Maturity Date, meaning your Segment Investment will increase by 4% (less the Contract Fee).
Overview, Transactions Subject to Contract Adjustments [Text Block]		All other factors being equal, the Segment Interim Value would be lower the earlier a withdrawal or surrender is made during a Segment.
Item 3. Key Information [Line Items]
Fees and Expenses [Text Block]

FEES, EXPENSES, AND ADJUSTMENTS
Are There Charges or Adjustments for Early Withdrawals?
Yes.

Withdrawal Charges

Each series of the contract provides for different withdrawal charge periods and percentages.

Series B
— If you surrender your contract, apply your cash value to a non-life contingent annuity payment option, or withdraw money from Series B of the contract within 6 years following your last contribution, you will be assessed a withdrawal charge of up to 8% of contributions withdrawn. For example, if you make a withdrawal in the first year, you could pay a withdrawal charge of up to $8,000 on a $100,000 investment. This loss will be greater if there is a negative Segment Interim Value adjustment for amounts withdrawn from the Segments of the SIO, and/or if you have to pay taxes or tax penalties.

Select
— No withdrawal charge.

Segment Interim Value

There is a Segment Interim Value adjustment for amounts removed from a Segment of the SIO before Segment maturity and because the end-of-term downside protection provided by a Segment Buffer does not apply to the Segment Interim Value, it is theoretically possible that you could lose up to 100% of your investment and previously credited interest in certain extreme scenarios. For example, if you allocate $100,000 to a 6-year Segment and later withdraw the entire amount before the 6 years have ended, you could lose up to $100,000 of your investment. This loss will be greater if you also have to pay a withdrawal charge under a Series B contract, and/or if you have to pay taxes or tax penalties. Prior to the Segment Maturity Date, the following transactions trigger the Segment Interim Value: (1) the receipt of an in good order death claim by your beneficiary; (2) a withdrawal (including a systematic withdrawal, a required minimum distribution, and a free withdrawal under a Series B contract); (3) a transfer; (4) if you surrender or annuitize your contract; (5) deducting the optional death benefit charge; or (6) if you cancel your contract and return it to us for a refund within your state’s “free look” period.

For additional information about charges and adjustments for surrenders and early withdrawals see “Withdrawal charge” and “Adjustments with respect to early distributions from Segments” in “Charges, Expenses, and Adjustments” in the Prospectus.

Are There Transaction Charges?
Yes.
In addition to withdrawal charges and the Segment Interim Value, you may also be charged for other transactions, including special requests such as wire transfers, express mail, duplicate contracts, preparing checks, third-party transfers or exchanges; or when you transfer between investment options in excess of a certain number.

For additional information about transaction charges see “Charges that the Company deducts” in “Charges, Expenses, and Adjustments” in the Prospectus.

Are There Ongoing Fees and Expenses?
Yes.
Each series of the contract provides for different ongoing fees and expenses.

The table below describes the fees and expenses that you may pay each year
, depending on the investment options and optional benefits you choose. Please refer to your contract specifications page for information about the specific fees you will pay each year based on the options you have elected.
There is an implicit ongoing fee associated with Segments because the amount you can earn on a Segment is limited by us by the Segment’s Performance Cap Rate, and potentially certain Participation Rates and Step Rates (if applicable).
The Performance Cap Rate, and potentially certain Participation Rates and Step Rates (if applicable), may cause your returns under the Segment to be lower than the Index’s returns. In return for accepting this limit on Index gains, you receive some protection from Index losses through the Segment Buffer. The implicit ongoing fee is not reflected in the tables below.

Annual Fee	Minimum	Maximum
Base Contract (varies by contract series) (1)	1.25%	1.50%
Optional benefits available for an additional charge (for a single optional benefit, if elected) (2)	0.25%	0.75%

(1)
 Expressed as an annual percentage of the Segment Investment for Segments in the SIO. The Contract Fee is applied cumulatively for 6-year Segments, so the total Contract Fee for a 6-year Segment is 7.5% for Series B contracts and 9% for Select contracts.
(2)
 Expressed as an annual percentage of the applicable benefit base.

Because your contract is customizable, the choices you make affect how much you will pay. To help you understand the cost of owning your contract, the following table shows the lowest and highest cost you could pay each year, based on current charges. This estimate assumes that you do not take withdrawals from the contract, which could add withdrawal charges and negative Segment Interim Value adjustments that substantially increase costs.

Lowest Annual Cost $1,182	Highest Annual Cost $2,026
Assumes:
•
Investment of $100,000
•
5% annual appreciation
•
Least expensive combination of contract classes
•
No optional benefits
•
No sales charges
•
No additional contributions, transfers or withdrawals
•
No Segment Interim Value adjustments

Assumes:
•
Investment of $100,000
•
5% annual appreciation
•
Most expensive combination of contract classes and optional benefits (Greater of death benefit)
•
No sales charges
•
No additional contributions, transfers or withdrawals
•
$0 Segment Interim Value adjustment on the optional death benefit fee

For additional information about ongoing fees and expenses see “Fee Table” in the Prospectus.

Charges for Early Withdrawals [Text Block]
Yes.

Withdrawal Charges

Each series of the contract provides for different withdrawal charge periods and percentages.

Series B
— If you surrender your contract, apply your cash value to a non-life contingent annuity payment option, or withdraw money from Series B of the contract within 6 years following your last contribution, you will be assessed a withdrawal charge of up to 8% of contributions withdrawn. For example, if you make a withdrawal in the first year, you could pay a withdrawal charge of up to $8,000 on a $100,000 investment. This loss will be greater if there is a negative Segment Interim Value adjustment for amounts withdrawn from the Segments of the SIO, and/or if you have to pay taxes or tax penalties.

Select
— No withdrawal charge.

Segment Interim Value

There is a Segment Interim Value adjustment for amounts removed from a Segment of the SIO before Segment maturity and because the end-of-term downside protection provided by a Segment Buffer does not apply to the Segment Interim Value, it is theoretically possible that you could lose up to 100% of your investment and previously credited interest in certain extreme scenarios. For example, if you allocate $100,000 to a 6-year Segment and later withdraw the entire amount before the 6 years have ended, you could lose up to $100,000 of your investment. This loss will be greater if you also have to pay a withdrawal charge under a Series B contract, and/or if you have to pay taxes or tax penalties. Prior to the Segment Maturity Date, the following transactions trigger the Segment Interim Value: (1) the receipt of an in good order death claim by your beneficiary; (2) a withdrawal (including a systematic withdrawal, a required minimum distribution, and a free withdrawal under a Series B contract); (3) a transfer; (4) if you surrender or annuitize your contract; (5) deducting the optional death benefit charge; or (6) if you cancel your contract and return it to us for a refund within your state’s “free look” period.

For additional information about charges and adjustments for surrenders and early withdrawals see “Withdrawal charge” and “Adjustments with respect to early distributions from Segments” in “Charges, Expenses, and Adjustments” in the Prospectus.

Surrender Charge Phaseout Period, Years | yr		6
Surrender Charge (of Amount Surrendered) Maximum [Percent]		8.00%
Surrender Charge Example Maximum [Dollars]		$ 8,000
Key Information, Contract Adjustments if Amounts are Removed [Text Block]		There is a Segment Interim Value adjustment for amounts removed from a Segment of the SIO before Segment maturity and because the end-of-term downside protection provided by a Segment Buffer does not apply to the Segment Interim Value,
Key Information, Maximum Loss Resulting from Negative Adjustment [Percent]		100.00%
Key Information, Example of Maximum Loss Resulting from Negative Adjustment [Text Block]		For example, if you allocate $100,000 to a 6-year Segment and later withdraw the entire amount before the 6 years have ended, you could lose up to $100,000 of your investment.
Key Information, Example of Maximum Loss on One Hundred Thousand Dollars Resulting from Negative Adjustment		$ 100,000
Transaction Charges [Text Block]
Yes.
In addition to withdrawal charges and the Segment Interim Value, you may also be charged for other transactions, including special requests such as wire transfers, express mail, duplicate contracts, preparing checks, third-party transfers or exchanges; or when you transfer between investment options in excess of a certain number.

For additional information about transaction charges see “Charges that the Company deducts” in “Charges, Expenses, and Adjustments” in the Prospectus.

Ongoing Fees and Expenses [Table Text Block]
Yes.
Each series of the contract provides for different ongoing fees and expenses.

The table below describes the fees and expenses that you may pay each year
, depending on the investment options and optional benefits you choose. Please refer to your contract specifications page for information about the specific fees you will pay each year based on the options you have elected.
There is an implicit ongoing fee associated with Segments because the amount you can earn on a Segment is limited by us by the Segment’s Performance Cap Rate, and potentially certain Participation Rates and Step Rates (if applicable).
The Performance Cap Rate, and potentially certain Participation Rates and Step Rates (if applicable), may cause your returns under the Segment to be lower than the Index’s returns. In return for accepting this limit on Index gains, you receive some protection from Index losses through the Segment Buffer. The implicit ongoing fee is not reflected in the tables below.

Annual Fee	Minimum	Maximum
Base Contract (varies by contract series) (1)	1.25%	1.50%
Optional benefits available for an additional charge (for a single optional benefit, if elected) (2)	0.25%	0.75%

(1)
 Expressed as an annual percentage of the Segment Investment for Segments in the SIO. The Contract Fee is applied cumulatively for 6-year Segments, so the total Contract Fee for a 6-year Segment is 7.5% for Series B contracts and 9% for Select contracts.
(2)
 Expressed as an annual percentage of the applicable benefit base.

Base Contract (of Average Annual Net Assets) (N-4) Minimum [Percent]	[1]	1.25%
Base Contract (of Average Annual Net Assets) (N-4) Maximum [Percent]	[1]	1.50%
Optional Benefits Minimum [Percent]	[2]	0.25%
Optional Benefits Maximum [Percent]	[2]	0.75%
Base Contract (N-4) Footnotes [Text Block]		Expressed as an annual percentage of the Segment Investment for Segments in the SIO. The Contract Fee is applied cumulatively for 6-year Segments, so the total Contract Fee for a 6-year Segment is 7.5% for Series B contracts and 9% for Select contracts.
Optional Benefits Footnotes [Text Block]		Expressed as an annual percentage of the applicable benefit base.
Index-Linked Option, Implicit Ongoing Fees [Text Block]		There is an implicit ongoing fee associated with Segments because the amount you can earn on a Segment is limited by us by the Segment’s Performance Cap Rate, and potentially certain Participation Rates and Step Rates (if applicable).
Index-Linked Option, Implicit Ongoing Fees Return may be Lower than the Index Return [Text Block]		The Performance Cap Rate, and potentially certain Participation Rates and Step Rates (if applicable), may cause your returns under the Segment to be lower than the Index’s returns.
Index-Linked Option, Implicit Ongoing Fees Provide Some Protection from Index Losses [Text Block]		In return for accepting this limit on Index gains, you receive some protection from Index losses through the Segment Buffer.
Index-Linked Option, Implicit Ongoing Fees Not Reflected [Text Block]		The implicit ongoing fee is not reflected in the tables below.
Lowest Annual Cost [Dollars]		$ 1,182
Highest Annual Cost [Dollars]		$ 2,026
Lowest Annual Cost Footnotes [Text Block]

Lowest Annual Cost $1,182	Highest Annual Cost $2,026
Assumes:
•
Investment of $100,000
•
5% annual appreciation
•
Least expensive combination of contract classes
•
No optional benefits
•
No sales charges
•
No additional contributions, transfers or withdrawals
•
No Segment Interim Value adjustments

Assumes:
•
Investment of $100,000
•
5% annual appreciation
•
Most expensive combination of contract classes and optional benefits (Greater of death benefit)
•
No sales charges
•
No additional contributions, transfers or withdrawals
•
$0 Segment Interim Value adjustment on the optional death benefit fee

Highest Annual Cost Footnotes [Text Block]

Lowest Annual Cost $1,182	Highest Annual Cost $2,026
Assumes:
•
Investment of $100,000
•
5% annual appreciation
•
Least expensive combination of contract classes
•
No optional benefits
•
No sales charges
•
No additional contributions, transfers or withdrawals
•
No Segment Interim Value adjustments

Assumes:
•
Investment of $100,000
•
5% annual appreciation
•
Most expensive combination of contract classes and optional benefits (Greater of death benefit)
•
No sales charges
•
No additional contributions, transfers or withdrawals
•
$0 Segment Interim Value adjustment on the optional death benefit fee

Risks [Table Text Block]

RISKS
Is There a Risk of Loss from Poor Performance?
Yes.
The contract is subject to the risk of loss. You could lose some or all of your account value depending on the Investment options you choose.

The return on the Segments of the SIO may be negative and there is a risk of substantial loss of your principal and previously credited interest due to negative index performance because you agree to absorb all losses to the extent they exceed the Segment Buffer.
You could lose as much as 60% (for Segments with a -40% Segment Buffer) to 90% (for Segments with a -10% Segment Buffer) of your principal and previously credited interest due to negative index performance on the Segment Maturity Date. We may change the Indices and/or Segment Options in the future, but we will always offer a Segment Option with a Segment Buffer that protects the first 10% of loss.
In the future, we may offer other Segment Options that do not provide any downside protection which would mean there is a risk of loss of the entire amount invested.

For additional information about the risk of loss see “Principal risks of investing in the contract” in the Prospectus.

Is this a Short-Term Investment?
No.
The contract is not a short-term investment and is not appropriate for an investor who needs ready access to cash because the contract is designed to provide for the accumulation of retirement savings and income on a long-term basis. As such, you should not use the contract as a short-term investment or savings vehicle. A withdrawal charge may apply in certain circumstances and any withdrawals may also be subject to federal and state income taxes and tax penalties. Amounts removed from a Segment of the SIO prior to the Segment Maturity Date will not receive Index interest, and may result in a negative Segment Interim Value adjustment which could reduce the Segment Investment and death benefit by significantly more than the amount withdrawn.

On the Segment Maturity Date, the value of your maturing Segments will be reallocated according to your instructions on file, assuming that all participation requirements for those allocations are met, and those instructions may include allocations to different Segment Types or to the next available Segment of the same Segment Type. If you have not provided us with maturity instructions for a maturing Segment, then by default the Segment Maturity Value will be transferred to the same Segment Type as the maturing Segment. However, if the next Segment to be created in the Segment Type would have a Segment Maturity Date that is later than your contract maturity date or if that Segment Type has been terminated, we will instead transfer your Segment Maturity Value to the GIO.

For additional information about the investment profile of the contract see “Fee Table” in the Prospectus.
What Are the Risks Associated with the Investment Options?	An investment in the contract is subject to the risk of poor investment performance and can vary depending on the performance of the investment options. Each investment option available under the contract has its own unique risks. You should review the investment options available under the contract before making an investment decision.

The Performance Cap Rate of a Segment may limit your participation in positive returns on the Segment Maturity Date. For example, if the Index return is 12% and the Performance Cap Rate is 4%, we will credit 4% (less the Contract Fee) in interest on the Segment Maturity Date, meaning your Segment Investment will increase by 4% (less the Contract Fee).
The Performance Cap Rate may cause your returns under the Segment to be lower than the Index’s returns.

The Segment Buffer of a Segment provides some protection against negative returns on the Segment Maturity Date. The Segment Buffer is the maximum amount of negative interest we will assume and we will credit any negative interest in excess of the Segment Buffer which means you bear all loss that exceeds the Segment Buffer. For example, if the Index return is -25% and the Segment Buffer is -10%, we will credit -15% (the amount that exceeds the Segment Buffer) (less the Contract Fee) on the Segment Maturity Date, meaning your Segment Investment will decrease by 15% (less the Contract Fee).

The Contract Fee will reduce your Segment Rate of Return and a negative return will be more negative. We apply the Contract Fee after applying the Performance Cap Rate, Participation Rate, and Segment Buffer.

All of the Indices we currently offer are “price return” indices, not “total return” indices, and therefore the performance of any Index does not reflect dividends paid on the securities included in the Index. This reduces the Index return, and the Index will underperform a direct investment in the securities composing the Index.

For additional information about the risks associated with investment options see “Structured Investment Option”, in “Purchasing the contract”, as well as, “Principal risks of investing in the contract” and Appendix “Investment Options available under the contract” in the Prospectus.

What Are the Risks Related to the Insurance Company?
An investment in the contract is subject to the risks related to the Company. The Company is solely responsible to the contract owner for the contract’s account value. The general obligations, including the SIO, GIO, and the death benefits, under the contract are supported by our general account and are subject to our claims-paying ability. An owner should look solely to our financial strength for our claims-paying ability. More information about the Company, including our financial strength ratings, may be obtained at https://equitable.com/about-us/financial-strength-ratings.

For additional information about insurance company risks see “About the general account” in “More information” in the Prospectus.

Index-Linked Option Key Information, Maximum Loss Resulting from Negative Index Performance, Risk [Percent]		90.00%
Index-Linked Option Key Information, Minimum Limit on Index Losses, Risk [Percent]		(10.00%)
Index-Linked Option Key Information, Lowest Maximum Loss Resulting from Negative Index Performance, Risk [Percent]		60.00%
Index-Linked Option Key Information, No Guaranteed Limit on Index Losses May Lose Entire Investment, Risk [Text Block]		In the future, we may offer other Segment Options that do not provide any downside protection which would mean there is a risk of loss of the entire amount invested.
Key Information, Contract Adjustment Risk [Text Block]		Amounts removed from a Segment of the SIO prior to the Segment Maturity Date will not receive Index interest, and may result in a negative Segment Interim Value adjustment which could reduce the Segment Investment and death benefit by significantly more than the amount withdrawn.
Key Information, Reallocation Risk [Text Block]		the value of your maturing Segments will be reallocated according to your instructions on file, assuming that all participation requirements for those allocations are met, and those instructions may include allocations to different Segment Types or to the next available Segment of the same Segment Type. If you have not provided us with maturity instructions for a maturing Segment, then by default the Segment Maturity Value will be transferred to the same Segment Type as the maturing Segment. However, if the next Segment to be created in the Segment Type would have a Segment Maturity Date that is later than your contract maturity date or if that Segment Type has been terminated, we will instead transfer your Segment Maturity Value to the GIO.
Index-Linked Option Key Information, Limits Positive Index Returns, Risk [Text Block]		The Performance Cap Rate of a Segment may limit your participation in positive returns on the Segment Maturity Date.
Index-Linked Option Key Information, Limits Positive Index Returns Example, Risk [Text Block]		For example, if the Index return is 12% and the Performance Cap Rate is 4%, we will credit 4% (less the Contract Fee) in interest on the Segment Maturity Date, meaning your Segment Investment will increase by 4% (less the Contract Fee).
Index-Linked Option Key Information, Limits Investor Earnings, Risk [Text Block]		The Performance Cap Rate may cause your returns under the Segment to be lower than the Index’s returns.
Index-Linked Option Key Information, Limits the Negative Return Risk [Text Block]		The Segment Buffer of a Segment provides some protection against negative returns on the Segment Maturity Date. The Segment Buffer is the maximum amount of negative interest we will assume and we will credit any negative interest in excess of the Segment Buffer which means you bear all loss that exceeds the Segment Buffer.
Index-Linked Option Key Information, Example of Limiting the Negative Return Risk [Text Block]		For example, if the Index return is -25% and the Segment Buffer is -10%, we will credit -15% (the amount that exceeds the Segment Buffer) (less the Contract Fee) on the Segment Maturity Date, meaning your Segment Investment will decrease by 15% (less the Contract Fee).
Index-Linked Option Key Information, Price Return Index, Risk [Text Block]		All of the Indices we currently offer are “price return” indices, not “total return” indices, and therefore the performance of any Index does not reflect dividends paid on the securities included in the Index.
Index-Linked Option Key Information, Price Return Index Underperforms Direct Investments, Risk [Text Block]		This reduces the Index return, and the Index will underperform a direct investment in the securities composing the Index.
Investment Restrictions [Text Block]
Yes.
We may, at any time, exercise our rights to limit or terminate your contributions, allocations and transfers to any of the investment options and to limit the number of investment options which you may select. Such rights include, among others, removing or substituting investment options, and transferring account value from any investment option to another investment option. You will not be permitted to invest in a Segment if the Segment Maturity Date is later than your contract maturity date. The maximum current number of active Segments, funded holding accounts and/or Segment Types with an allocation on file that may be active in your contract at any time is 167.

We reserve the right to offer any or all Segments more or less frequently or to stop offering any of them (except we will always offer a Segment Option with a Segment Buffer that protects the first 10% of loss) or to suspend offering any or all of them temporarily for some or all contracts. If we stop offering these options, you will be limited to investing in only one Segment Option and the GIO, which is not tied to the performance of an index.

We may offer new Segment Types in the future, and we may change the features of a Segment Type between Segments, including the Index, the Segment Buffer, and the Performance Cap Rate (subject to the minimum rates disclosed herein).

We have the right to substitute an alternative Index prior to the Segment Maturity Date if the publication of one or more Indices is discontinued, or if we no longer have a license agreement with the publishers of the Index, or at our sole discretion we determine that our use of such Indices should be discontinued because hedging instruments become difficult to acquire or the cost of hedging becomes excessive, or if the calculation of one or more of the Indices is substantially changed. In addition, we reserve the right to use any or all reasonable methods to end any outstanding Segments that use such Indices. We also have the right to add additional Indices under the contract at any time.
We can refuse to accept any application or contribution from you at any time, including after you purchase the contract. We reserve the right to discontinue the acceptance of, and/or place additional limitations on, contributions into certain investment options, including any of the Segments comprising the Structured Investment Option. If we exercise this right, your ability to invest in your contract, increase your account value and, consequently, increase your death benefit, will be limited. If you have a Guaranteed Minimum Death Benefit you generally can not make additional contributions to your contract after age 75 (or the first contract date anniversary if later).

Currently, we do not charge for transfers among investment options under the contract. However, we reserve the right to charge for any transfers among the investment options in excess of 12 per contract year. We will provide you with advance notice if we decide to assess the transfer charge, which will never exceed $35 per transfer.

For additional information about restrictions on the investment options, see “Transfer charge” in “Charges, Expenses, and Adjustments” and “Structured Investment Option” in “Purchasing the contract”.

Key Information, Benefit Restrictions [Text Block]
Yes.
At any time, we have the right to limit or terminate your ability to contribute to any of the investment options. If we exercise our right to discontinue the acceptance of, and/or place additional limitations on, contributions to the contract, you may no longer be able to fund your death benefit.

You have to be 75 or younger to elect a guaranteed minimum death benefit. If you have a Guaranteed Minimum Death Benefit you generally can not make additional contributions to your contract after age 75 (or the first contract date anniversary if later).

Withdrawals may affect the availability of the benefit by reducing the benefit by an amount greater than the value withdrawn and may terminate the benefit.

For additional information about the optional benefits see “How you can purchase and contribute to your contract” in “Purchasing the contract” and “Benefits available under the contract” in the Prospectus.

Tax Implications [Text Block]
You should consult with a tax professional to determine the tax implications of an investment in, and payments received under, the contract. There is no additional tax benefit to you if the contract is purchased through a tax-qualified plan or individual retirement account (IRA). Withdrawals will be subject to ordinary income tax and may be subject to tax penalties. Generally, you are not taxed until you make a withdrawal from the contract.

For additional information about tax implications see “Tax information” in the Prospectus.

Investment Professional Compensation [Text Block]
Some financial professionals may receive compensation for selling the contract to you, both in the form of commissions or in the form of contribution-based compensation. Financial professionals may also receive additional compensation for enhanced marketing opportunities and other services (commonly referred to as “marketing allowances”). This conflict of interest may influence the financial professional to recommend this contract over another investment.

For additional information about compensation to financial professionals see “Distribution of the contracts” in “More information” in the Prospectus.

Exchanges [Text Block]
Some financial professionals may have a financial incentive to offer a new contract in place of the one you already own. You should only exchange your contract if you determine, after comparing the features, fees, and risks of both contracts, as well as any fees or penalties to terminate your existing contract, that it is preferable to purchase the new contract rather than continue to own your existing contract.

For additional information about exchanges see “Charge for third-party transfer or exchange” in “Charges, Expenses, and Adjustments” in the Prospectus.

Item 4. Fee Table [Line Items]
Item 4. Fee Table [Text Block]
Fee Table

The following tables describe the fees, expenses, and adjustments that you will pay when buying, owning, surrendering or making withdrawals from an investment option or from the contract.
Please refer to your contract specifications page for information about the specific fees you will pay each year based on the options you have elected.

The first table describes fees and expenses that you will pay at the time that you buy the contract, surrender the contract or if you make certain withdrawals from an investment option or from the contract, transfer account value between investment options, or request special services. Charges designed to approximate certain taxes that may be imposed on us, such as premium taxes in your state, may also apply.

Transaction Expenses

	Series B	Select
Sales Load Imposed on Purchases (as a percentage of purchase payments)	None	None
Withdrawal Charge (as a percentage of contributions withdrawn)	8% (1)	None
Transfer Fee (2)	$35	$35
Third Party Transfer or Exchange Fee (3)	$55	$55
Special Service Charges (4)	$90	$90

(1)
The charge percentage we use is determined by the number of years since receipt of the contribution to which the charge relates if you make a withdrawal, surrender your contract to receive its cash value, or, if offered, surrender your contract to apply your cash value to a non-life contingent annuity payment option.

(2)
Currently, we do not charge for transfers among investment options under the contract. However, we reserve the right to charge for transfers among the investment options in excess of 12 transfers per contract year. We will charge no more than $35 for each transfer at the time each transfer is processed. See “Transfer charge” under “Charges that the Company deducts” in “Charges, Expenses, and Adjustments”.

(3)
The current charge is $55 and is currently being waived (we reserve the right to discontinue this waiver at any time without notice). These charges may increase over time to cover our administrative costs. We may discontinue these services at any time.

(4)
Special service charges include (1) express mail charge; (2) wire transfer charge; (3) duplicate contract charge; and (4) check preparation charge. The maximum charge for each service is $90. Current charges may increase over time to cover our administrative costs. We may discontinue these services at any time.

The next table describes the adjustments, in addition to any transaction expenses, that apply if all or a portion of the account value is removed from an investment option or from the contract before the expiration of a specified period.

Adjustments

	Series B	Select
SIO Segment Maximum Potential Loss Due to Segment Interim Value adjustment (as a percentage of account value invested in the Segment on the Segment Start Date) (1)	100% (2)	100% (2)

(1)
Applies to withdrawals (including systematic withdrawals and required minimum distributions), surrenders, death benefits, annuitization, contract cancellation, and transfers prior to the Segment Maturity Date. The actual amount of the Segment Interim Value calculation is determined by a formula that depends on, among other things, the Segment Buffer and how the Index has performed since the Segment Start Date. The maximum loss would occur if there is a total distribution for a Segment at a time when the Index price has declined to zero. If you surrender, annuitize, cancel your contract, die, or make a withdrawal, or there is a deduction of the optional death benefit charge, from a Segment before the Segment Maturity Date, the Segment Buffer will not necessarily apply to the extent it would on the Segment Maturity Date. See “Structured Investment Option” for more information.

(2)
Because the end-of-term downside protection provided by a Segment Buffer does not apply to the Segment Interim Value, it is theoretically possible that you could lose up to 100% of your investment and previously credited interest in certain extreme scenarios.

The next table describes the fees and expenses that you will pay each year
during the time that you own the contract. If you choose to purchase an optional benefit, you will pay additional charges, as shown below.

Annual Contract Expenses
	B	Select
Base Contract Expenses (as a percentage of the Segment Investment) (1)	1.25%	1.50%
Optional Highest Anniversary Value Death Benefit (2)	0.25%	0.25%
Optional Greater of Death Benefit (2)	0.75%	0.75%
In addition to the fees described above, we limit the amount you can earn on the Segments. This means your returns may be lower than the Index’s returns. In return for accepting this limit on Index gains, you will receive some protection from Index losses.

(1)
The Contract Fee percentage reduces the Segment Rate of Return. If the contract is surrendered or annuitized, a withdrawal or transfer out is taken, there is a deduction of the optional death benefit charge, or a death benefit is paid, on any date other than the Segment Maturity Date, we will deduct a pro rata portion of the charge from each Segment as part of the Segment Interim Value calculation. The Contract Fee is applied cumulatively for 6-year Segments, so the total Contract Fee for a 6-year Segment is 7.5% for Series B contracts and 9% for Select contracts.

(2)
The applicable Death Benefit charge is deducted on each contract date anniversary. If the contract is surrendered, annuitized, or a death benefit is paid, on any date other than the Segment Maturity Date, we will deduct a pro rata portion of the charge.

Transaction Expenses [Table Text Block]

The first table describes fees and expenses that you will pay at the time that you buy the contract, surrender the contract or if you make certain withdrawals from an investment option or from the contract, transfer account value between investment options, or request special services. Charges designed to approximate certain taxes that may be imposed on us, such as premium taxes in your state, may also apply.

Transaction Expenses

	Series B	Select
Sales Load Imposed on Purchases (as a percentage of purchase payments)	None	None
Withdrawal Charge (as a percentage of contributions withdrawn)	8% (1)	None
Transfer Fee (2)	$35	$35
Third Party Transfer or Exchange Fee (3)	$55	$55
Special Service Charges (4)	$90	$90

(1)
The charge percentage we use is determined by the number of years since receipt of the contribution to which the charge relates if you make a withdrawal, surrender your contract to receive its cash value, or, if offered, surrender your contract to apply your cash value to a non-life contingent annuity payment option.

(2)
Currently, we do not charge for transfers among investment options under the contract. However, we reserve the right to charge for transfers among the investment options in excess of 12 transfers per contract year. We will charge no more than $35 for each transfer at the time each transfer is processed. See “Transfer charge” under “Charges that the Company deducts” in “Charges, Expenses, and Adjustments”.

(3)
The current charge is $55 and is currently being waived (we reserve the right to discontinue this waiver at any time without notice). These charges may increase over time to cover our administrative costs. We may discontinue these services at any time.

(4)
Special service charges include (1) express mail charge; (2) wire transfer charge; (3) duplicate contract charge; and (4) check preparation charge. The maximum charge for each service is $90. Current charges may increase over time to cover our administrative costs. We may discontinue these services at any time.

Deferred Sales Load, Footnotes [Text Block]		The charge percentage we use is determined by the number of years since receipt of the contribution to which the charge relates if you make a withdrawal, surrender your contract to receive its cash value, or, if offered, surrender your contract to apply your cash value to a non-life contingent annuity payment option.
Other Transaction Fee (of Other Amount), Footnotes [Text Block]		The current charge is $55 and is currently being waived (we reserve the right to discontinue this waiver at any time without notice). These charges may increase over time to cover our administrative costs. We may discontinue these services at any time.
Contract Adjustments, Fee Table [Table Text Block]
The next table describes the adjustments, in addition to any transaction expenses, that apply if all or a portion of the account value is removed from an investment option or from the contract before the expiration of a specified period.

Adjustments

	Series B	Select
SIO Segment Maximum Potential Loss Due to Segment Interim Value adjustment (as a percentage of account value invested in the Segment on the Segment Start Date) (1)	100% (2)	100% (2)

(1)
Applies to withdrawals (including systematic withdrawals and required minimum distributions), surrenders, death benefits, annuitization, contract cancellation, and transfers prior to the Segment Maturity Date. The actual amount of the Segment Interim Value calculation is determined by a formula that depends on, among other things, the Segment Buffer and how the Index has performed since the Segment Start Date. The maximum loss would occur if there is a total distribution for a Segment at a time when the Index price has declined to zero. If you surrender, annuitize, cancel your contract, die, or make a withdrawal, or there is a deduction of the optional death benefit charge, from a Segment before the Segment Maturity Date, the Segment Buffer will not necessarily apply to the extent it would on the Segment Maturity Date. See “Structured Investment Option” for more information.

(2)
Because the end-of-term downside protection provided by a Segment Buffer does not apply to the Segment Interim Value, it is theoretically possible that you could lose up to 100% of your investment and previously credited interest in certain extreme scenarios.

Annual Contract Expenses [Table Text Block]
The next table describes the fees and expenses that you will pay each year
during the time that you own the contract. If you choose to purchase an optional benefit, you will pay additional charges, as shown below.

Annual Contract Expenses
	B	Select
Base Contract Expenses (as a percentage of the Segment Investment) (1)	1.25%	1.50%
Optional Highest Anniversary Value Death Benefit (2)	0.25%	0.25%
Optional Greater of Death Benefit (2)	0.75%	0.75%
In addition to the fees described above, we limit the amount you can earn on the Segments. This means your returns may be lower than the Index’s returns. In return for accepting this limit on Index gains, you will receive some protection from Index losses.

(1)
The Contract Fee percentage reduces the Segment Rate of Return. If the contract is surrendered or annuitized, a withdrawal or transfer out is taken, there is a deduction of the optional death benefit charge, or a death benefit is paid, on any date other than the Segment Maturity Date, we will deduct a pro rata portion of the charge from each Segment as part of the Segment Interim Value calculation. The Contract Fee is applied cumulatively for 6-year Segments, so the total Contract Fee for a 6-year Segment is 7.5% for Series B contracts and 9% for Select contracts.

(2)
The applicable Death Benefit charge is deducted on each contract date anniversary. If the contract is surrendered, annuitized, or a death benefit is paid, on any date other than the Segment Maturity Date, we will deduct a pro rata portion of the charge.

Base Contract Expense, Footnotes [Text Block]
(1)
The Contract Fee percentage reduces the Segment Rate of Return. If the contract is surrendered or annuitized, a withdrawal or transfer out is taken, there is a deduction of the optional death benefit charge, or a death benefit is paid, on any date other than the Segment Maturity Date, we will deduct a pro rata portion of the charge from each Segment as part of the Segment Interim Value calculation. The Contract Fee is applied cumulatively for 6-year Segments, so the total Contract Fee for a 6-year Segment is 7.5% for Series B contracts and 9% for Select contracts.

Item 5. Principal Risks [Line Items]
Item 5. Principal Risks [Table Text Block]
3.
Principal risks of investing in the contract

This section discusses certain risks associated with purchasing a contract. The level of risk you bear and your potential investment performance will differ depending on the investments you choose.

Risks Associated with the Guaranteed Interest Option

An allocation to a GIO has various risks associated with it.

•	Because the GIO rate applicable to your contract is redetermined each year, each subsequent declared rate could be lower than your initial rate and could be equal to the minimum rate for the life of your contract. Moreover, even though rates are redetermined, there is no guarantee that the rates applicable to your contract will increase even if other interest rates are rising.

Risks Associated with the Structured Investment Option

An investor is not invested in the Index or in the securities tracked by the Index.

Limiting Negative Returns (Segment Risk of Loss)

There are certain unique risks associated with the Structured Investment Option.

•	There is a risk of a substantial loss of your principal and previously credited interest despite limits on negative index returns because you agree to absorb all losses from the portion of any negative Index Performance Rate that exceeds the Segment Buffer on the Segment Maturity Date. The highest level of protection provided by a single Segment Investment Option is the -40% Segment Buffer (only available on certain Segments) and the lowest level of protection is the -10% Segment Buffer. You could lose as much as 60% (for Segments with a -40% Segment Buffer) to 90% (for Segments with a -10% Segment Buffer) of your principal and previously credited interest due to negative index performance on the Segment Maturity Date.
We may change the Indices and/or Segment Options in the future but we will always offer a Segment Option with a Segment Buffer that protects the first 10% of loss. In the future, we may offer other Segment Options that do not provide any downside protection which would mean there is a risk of loss of the entire amount invested.

—
For example, the -10% Segment Buffer protects your Segment Investment against the first 10% of loss. If the Index Performance Rate declines by more than the Segment Buffer, you will lose an amount equal to 1% of your Segment Investment for every 1% that the Index Performance Rate declines below the Segment Buffer. This means that you could lose up to 60% of your principal and previously credited interest with a -40% Segment Buffer, up to 80% of your principal and previously credited interest with a
-20%
Segment Buffer, up to 85% of your principal and previously credited interest with a -15% Segment Buffer and up to 90% of your principal and previously credited interest with a -10% Segment Buffer. Each time you roll over your Segment Maturity Value into a new Segment you are subject to the same risk of loss as described above.

Limiting Positive Returns (Performance Cap Rates)

•	The Performance Cap Rate is a rate of return from the Segment Start Date to the Segment Maturity Date, and not an annual rate of return, even if the Segment Duration is longer than one year.

•	Your Segment Rate of Return for any Segment is limited by its Performance Cap Rate, if applicable, which could cause your Segment Rate of Return to be lower than it would otherwise be if you invested in a mutual fund designed to track the performance of the applicable Index.

•	The Performance Cap Rate, if applicable, may limit your participation in any increases in the underlying Index associated with a Segment.

•	Each contract series may have different Performance Cap Rates.

•	The Performance Cap Rate for the same Segment may vary between owners but will not be less than the minimum Performance Cap Rate.

•	The Contract Fee is applied cumulatively for 6-year Segments, so the total Contract Fee for a 6-year Segment is 7.5% for Series B contracts and 9% for Select contracts.

•	If you elect a Rate Hold, the rates applicable to your Segments may be worse than the rates otherwise applicable for the same Segments on that Segment Start Date. This means you would, for example, receive lower Performance Cap Rates for your Segments than an owner investing in those same Segments who did not elect a Rate Hold. See “Structured Investment Option — Rate Hold” in “Purchasing the contract” for more information.

•	Other Segments will generally have lower Performance Cap Rates than Standard Segments with the same Index, Segment Duration and Segment Buffer.

•	For Segments with a Participation Rate greater than 100%, the impact from the enhanced Participation Rate on the Segment Rate of Return may be limited by the Performance Cap Rate. This means you will receive the Performance Cap Rate instead of the fully enhanced Index Performance Rate as your Segment Rate of Return if the Index Performance Rate equals or exceeds the Performance Cap Rate.

•	Segment Types with greater protection tend to have lower Performance Cap Rates than other similar Segment Types that use the same Index and duration but provide less protection.

•	Segments with a Participation Rate greater than 100% tend to have lower Performance Cap Rates than Segments without an enhanced Participation Rate.

Risks Related to Withdrawals (Segment Interim Value)

•	There is a risk of loss of principal and previously credited interest in the case of a withdrawal (including a withdrawal or a required minimum distribution), annuitization, death, surrender, a deduction for the optional death benefit fee, contract cancellation, or transfer prior to a Segment Maturity Date due to charges and Segment Interim Value adjustments imposed on those distributions, and this may occur even if index performance has been positive.

•	The method we use in calculating your Segment Interim Value may result in an amount lower than your Segment Investment, even if the corresponding Index has experienced positive investment performance since the Segment Start Date. Also, this amount may be less than the amount you would receive had you held the investment until the Segment Maturity Date.
Because the end-of-term downside protection provided by a Segment Buffer does not apply to the Segment Interim Value, it is theoretically possible that you could lose up to 100% of your investment and previously credited interest in certain extreme scenarios.
This loss will be greater if you also have to pay a withdrawal charge under a Series B contract, or if you have to pay taxes or tax penalties. See “Withdrawals and surrenders” below.

—
If you take a withdrawal, including required minimum distributions, and there is insufficient value in the GIO, the Segment Type Holding Accounts and any dollar cap averaging account, we will withdraw amounts from any active Segments in your contract. Amounts withdrawn from active Segments will be valued using the formula for calculating the Segment Interim Value and will reduce your Segment Investment.

—
If you die, annuitize, cancel or surrender your contract before the Segment Maturity Date, we will pay the Segment Interim Value less a pro rata portion of the applicable Contract Fee and any death benefit charge.

—	Any calculation of the Segment Interim Value will generally be affected by changes in both the volatility and level of the relevant Index, as well as interest rates. The calculation of the Segment Interim Value is linked to various factors, including the value of hypothetical fixed instruments and derivatives as described in “Adjustments with respect to early distributions from Segments” in “Charges, Expenses, and Adjustments” in this Prospectus. The Segment Interim Value will generally be negatively affected by increases in the expected volatility of index prices, interest rate increases, and by poor market performance. Generally, you will not receive the full protection of the Segment Buffer prior to the Segment Maturity Date because the Segment Interim Value only reflects a portion of the downside protection expected to be provided on the Segment Maturity Date. As a Segment moves closer to the Segment Maturity Date, the Segment Interim Value would generally reflect higher realized gains of the Index performance or, in the case of negative performance, increased downside Segment Buffer protection. All other factors being equal, the Segment Interim Value would generally be lower the earlier a withdrawal or surrender is made during a Segment. This means you participate to a lesser extent in upside performance and downside protection the earlier you take a withdrawal.

—
The Company’s decision to use investment rates, which are generally higher than swap rates, to calculate the Fair Value of Hypothetical Fixed Instruments component of the Segment Interim Value will result in a lower value for that component relative to using swap rates to calculate that component and, all other things being equal, will result in a lower recalculated Segment Investment if a partial withdrawal is taken from a Segment or a lower withdrawal amount if a full withdrawal is taken from a Segment.

Risks Related to Segments, Segment Returns, and Segment Type Holding Accounts

•	We may, in our sole discretion, not offer certain Segments on one or more Segment Start Dates.

•	We may not offer new Segments of any Segment Type, so certain Segments may not be available for you to transfer your Segment Maturity Value into.

•	On the Segment Maturity Date, the value of your maturing Segments will be reallocated according to your instructions on file, assuming that all participation requirements for those allocations are met. If you have not provided us with maturity instructions for a maturing Segment, then by default the Segment Maturity Value will be transferred to the same Segment Type as the maturing Segment. Our current Performance Cap Rates will apply to the new Segment, which may be lower than the Performance Cap Rate of the maturing Segment. If you decide to remove the amounts that were transferred to the new Segment before the new Segment’s Segment Maturity Date (which may be 1 or 6 years later), the transaction will trigger the Segment Interim Value and may be subject to withdrawal charges, taxes and tax penalties.

•	If the next Segment to be created in the Segment Type would have a Segment Maturity Date that is later than your contract maturity date or if that Segment Type has been terminated, we will instead transfer your Segment Maturity Value to the GIO. The amounts transferred to the GIO may earn a return that is less than the return that could be earned in a different investment option.

•	The amounts held in a Segment Type Holding Account may earn a return that is less than the return you might have earned if those amounts were held in another investment option.

•	The Contract Fee will reduce your Segment Rate of Return and a negative return will be more negative. We apply the Contract Fee after applying the Performance Cap Rate, Participation Rate, and Segment Buffer.

•	Because of the way Segment Rate of Return is calculated for Step Up Segments, when the Index Performance Rate is near zero, a very small difference in the Index of Performance Rate on the Segment Maturity Date can result in a very different Segment Rate of Return. For example, if the Performance Cap Rate is 8.00% and the Index Performance Rate is 0.00% on the Segment Maturity Date, the Segment Rate of Return would be 8.00%. However, if the Index Performance Rate had instead been -0.01% on the Segment Maturity Date the Segment Rate of Return would be 0.00%.

•	Because of the way the Segment Rate of Return is calculated for Dual Direction Segments:

—
When the Index Performance Rate is near the Segment Buffer, a very small difference in the Index Performance Rate on the Segment Maturity Date can result in a very different Segment Rate of Return. For example, for a Dual Direction Segment with a -20% Segment Buffer, if the Index Performance Rate is -20.00% on the Segment Maturity Date the Segment Rate of Return is 20.00% (less the Contract Fee), the absolute value of the negative performance, whereas, if the Index Performance Rate is -20.01% on the Segment Maturity Date the Segment Rate of Return is -0.01% (less the Contract Fee).

—
The Segment Rate of Return may be greater for negative Index Performance Rates than for the corresponding positive Index Performance Rates. For example, for a Dual Direction Segment with a Performance Cap Rate of 10% and a -15% Segment Buffer, which credits the absolute value to the Segment Buffer, if the Index Performance Rate is -14% on the Segment Maturity Date the Segment Rate of Return is 14% (less the Contract Fee) whereas, if the Index Performance Rate is 14% on the Segment Maturity Date the Segment Rate of Return is 10% (less the Contract Fee).

•	Because of the way Segment Rate of Return is calculated for Dual Step Tier Segments, when the Index Performance

Rate is near the Segment Buffer, a very small difference in the Index Performance Rate on the Segment Maturity Date can result in a very different Segment Rate of Return. For example, if the Step Rate is 9%, the Segment Buffer is -10% and the Index Performance Rate is -10.00% on the Segment Maturity Date, the Segment Rate of Return would be 9% (less the Contract Fee) whereas, if the Index Performance Rate is -10.01% on the Segment Maturity Date the Segment Rate of Return is -0.01% (less the Contract Fee).

•	Your Segment Maturity Value is subject to application of the Performance Cap Rate for positive and flat Index Performance Rates and the Segment Buffer for negative Index Performance Rates. For all Segments your Segment Maturity Value is not affected by the price of the Index on any date between the Segment Start Date and the Segment Maturity Date.

•	In the highly unlikely event we were forced to stop offering new Segments, contract owners would be limited to transferring or contributing to the other investment options. You could choose to surrender your contract, but you may be subject to withdrawal charges, taxes, and tax penalties, and if you purchase another retirement vehicle, it may have different features, fees, and risks than your annuity contract. If you are buying the annuity contract for the Structured Investment Option, you should speak to your financial adviser as to whether this product is suitable for you.

Risks Related to Indices

•	The Segments track the performance of an Index. By investing in the Structured Investment Option, you are not actually invested in an Index or any underlying securities tracked by the Index. However, the Segments are indirectly exposed to the investment risks associated with the Indices they track. Because the Indices are composed of other securities, they are subject to market risk and issuer risk.

•	As an investor in the Segment, you will not have voting rights or rights to receive cash dividends or other distributions or other rights that holders of the shares of the funds or holders of securities comprising the indices would have.

•	Price return indices only consider price changes and do not account for dividends or other distributions paid out by the underlying securities, which can significantly contribute to long-term returns.

•
Market Risk
.
Values of securities composing an Index can fluctuate, and sometimes wildly fluctuate, in response to changes in the financial condition of a company as well as general market, economic or political conditions. All of the Indices are exposed to market risk.

•	Large Cap Risk. In general, it is more difficult for large-capitalization companies to change their strategies quickly in response to changes in their industries.

Large-capitalization companies are typically more well-established and have lower growth rates than small-capitalization companies. The S&P 500 Price Return Index and the NASDAQ-100 Price Return Index are comprised of large-cap companies.

•
Small Cap Risk.
 Compared to large-capitalization companies, small-capitalization companies may be less stable and more susceptible to adverse developments. They may also be more volatile and less liquid than more established large-capitalization companies. The Russell 2000
®
Price Return Index is comprised of small-cap companies.

•
Foreign Securities Risk.
Foreign securities and Indices with exposure to non-U.S. companies and securities, especially in emerging and frontier markets, involve risks not associated with U.S. securities and U.S. companies. The MSCI EAFE Price Return Index, the MSCI Emerging Markets Price Return Index, and the NASDAQ-100 Price Return Index have exposure to foreign securities.

—
Foreign markets may be less liquid, more volatile and subject to less government supervision than domestic markets. Differences between U.S. and foreign legal, political and economic systems, regulatory regimes and market practices also may impact security values. There are greater risks involved with investments linked to emerging market countries and/or their securities markets. Investments in these countries and/or markets may present market, credit, currency, liquidity, legal, political, technical and other risks different from, or greater than, the risks of investing in developed countries. For this purpose, China may be viewed as an emerging market and there may also be significant risks related to investments in China.

—
Indices with exposure to non-U.S. companies and securities, especially in emerging and frontier markets, also include the following risks: the potential for errors in Index data, Index computation, and/or Index construction if information on non-U.S. companies is unreliable or outdated, or if less information about the non-U.S. companies is publicly available due to differences in regulatory, accounting, auditing, and financial recordkeeping standards; the potential significance of such errors on the Index’s performance; limitations on the Company’s ability to oversee the Index provider’s due diligence process over Index data prior to its use in Index computation, construction, and/or rebalancing; and the rights and remedies associated with investments that track an Index comprised of foreign securities may be different from investments that track an Index of domestic securities.

•	Past performance of an Index is not an indication of its future performance.

•	We have the right to substitute an alternative index prior to Segment Maturity if the publication of one or more

Indices is discontinued, or if we no longer have a license agreement with the publishers of the Index, or at our sole discretion we determine that our use of such Indices should be discontinued because hedging instruments become difficult to acquire or the cost of hedging becomes excessive, or if the calculation of one or more of the Indices is substantially changed. The alternative index may not be desirable to you. If we substitute an index for an existing Segment, we would not change the Segment Buffer or Performance Cap Rate. We would attempt to choose a substitute index that has a similar investment objective and risk profile to the replaced Index. The alternative index would be used to calculate performance from the Segment Start Date to the Segment Maturity Date. In addition, we reserve the right to use any or all reasonable methods to end any outstanding Segments that use such Indices. If a similar index cannot be found, we will end the affected Segments prematurely by applying the Segment Performance Cap Rate and Segment Buffer to the actual gains or losses on the original Index as of the date of termination which could result in a loss or less gain than if the Segment had continued to the Segment Maturity Date.

•
If the value for the underlying Index of a Segment is not published by the Index because of an emergency close of the NYSE on the Segment Maturity Date, we will not be able to calculate the Segment Maturity Value, and we will keep your account value in the Segment. Once the underlying Index publishes this value and we have calculated the Segment Maturity Value, we will allocate your Segment Maturity Value in accordance with your instructions. There is no way for us to predict how long it may take the underlying Index to publish the value. There is a risk that waiting for the value could result in a loss or less gain than if the Segment had ended on the original Segment Maturity Date.

Risks Associated with Withdrawals and Surrenders

•	Withdrawals and surrenders may be subject to withdrawal charges, income taxes, and tax penalties.

•	Withdrawals will reduce your account value and death benefit and the amount of the reduction in the guaranteed minimum death benefit may be greater than the dollar amount of the withdrawal.

•	If you take a withdrawal or surrender from a Segment prior to Segment maturity you may receive less than the amount invested and less than the amount you would receive had you held the investment until Segment maturity. See “Segment Interim Value” above.

•	If your account value falls below the applicable minimum account size as a result of a withdrawal, the contract will terminate.

•
If you take a withdrawal or surrender your Series B contract, any applicable withdrawal charge is calculated as a percentage of contributions, not account value. It is possible that the percentage of account value withdrawn could exceed the applicable withdrawal charge percentage. For example, assume you make a onetime contribution of $1,000 at contract issue. If your account value is $800 in contract year 3 and you surrender your contract, a withdrawal charge percentage of 5% is applied. The withdrawal charge would be $50 (5% of the $1,000 contribution). This is a 6.25% reduction of your account value, which results in a cash value of $750 paid to you.

•	We may apply fees if you access your account value during the accumulation period or surrender your contract. For example, in addition to possible tax consequences, you may incur fees for accessing your account value such as a withdrawal charge, transfer fee, third party transfer or exchange fee and/or a charge for any optional benefits.

•	Withdrawals may be subject to income taxes and tax penalties. The minimum partial withdrawal amount is $300. Withdrawals will reduce your account value and optional benefit bases and the amount of the reduction may be greater than the dollar amount of the withdrawal. Excess Withdrawals may terminate or significantly reduce the value of your optional benefits. Certain withdrawals may also terminate your contract. Once you take a withdrawal, you cannot make additional contributions to the contract.

Risks Associated with the Guaranteed Minimum Death Benefits

•	If you elect the Highest Anniversary Value Death Benefit OR Greater of Death Benefit, then the Return of Premium Death Benefit will not be included in your contract.

•	Please note that withdrawals under the contract, including a systematic withdrawal, a required minimum distribution, and a free withdrawal under a Series B contract, could reduce the death benefits by substantially more than the amount of the withdrawal.

•	You cannot terminate a Guaranteed Minimum Death Benefit once you elect it. This means that you cannot avoid paying the charge for the Guaranteed Minimum Death Benefit even if you no longer want or need the protection offered by the Guaranteed Minimum Death Benefit. This also means you cannot avoid paying the charge when the account value is higher than your benefit base.

•	You cannot make contributions to the contract once the oldest living owner reaches age 76 (or the first contract date anniversary if later). This means that you will not be able to increase the benefit base through contributions after this date.

Change of Owner/Divorce

•	If the owner of the contract is changed, generally all guaranteed benefits terminate.

•	If you purchase the contract and subsequently divorce:

—	If a portion of the account value is withdrawn due to divorce, the withdrawal will be treated like any other withdrawal and, accordingly, the value of the guaranteed minimum death benefits will be reduced and the reduction may be more than the amount withdrawn.

—	If the owner is changed on a single life contract all guaranteed benefits will terminate.

—
Joint ownership will not change unless one ex-spouse is awarded sole ownership of the contract and all necessary documentation is provided to change the ownership of the contract to that ex-spouse before either one of the original measuring lives dies which may result in the beneficiary (or beneficiaries) not receiving the death benefit.

Contract Changes Risk

•
We reserve the right to stop accepting any application or contribution from you at any time, including after you purchase the contract. We reserve the right to discontinue the acceptance of, and/or place additional limitations on, contributions into certain investment options, including any of the Segments of the SIO. If you can no longer make contributions, your ability to invest in your contract, increase your account value and, consequently, increase your death benefit, will be limited. You are currently not permitted to make contributions after age 75 if you have a Guaranteed Minimum Death Benefit.

•	We may, at any time, exercise our rights to limit or terminate your contributions, allocations and transfers to any of the investment options and to limit the number of investment options which you may select. Such rights include, among others, removing or substituting investment options, and transferring account value from any investment option to another investment option.

•	We reserve the right to offer any or all Segments more or less frequently or to stop offering any of them (except we will always offer a Segment Option with a Segment Buffer that protects the first 10% of loss) or to suspend offering any or all of them temporarily for some or all contracts. If we stop offering these options, you will be limited to investing in only one Segment Option and the GIO, which is not tied to the performance of an index.

•	We may offer new Segment Types in the future, and we may change the features of a Segment Type between Segments, including the Index, the Segment Buffer, and the Performance Cap Rate (subject to the minimum rates disclosed herein).

Insurance Company Risk

•	No company other than us has any legal responsibility to pay amounts that we owe under the contract including amounts allocated to the structured investment option. The general obligations and any guaranteed benefits under the contract are supported by our general account and are subject to our claims-paying ability. You should look solely to our financial strength for our claims-paying ability.

45
Possible Adverse Tax Consequences

The tax considerations associated with the contract vary and can be complicated. The applicable tax rules can differ, depending on the type of contract, whether NQ, traditional IRA, Roth IRA or QP. The tax considerations discussed in this prospectus are general in nature and describe only federal income tax law (not state, local, foreign or other federal tax laws). Moreover, the tax aspects that apply to a particular person’s contract may vary depending on the facts applicable to that person. Tax rules may change without notice. We cannot predict whether, when, or how these rules could change. Any change could affect contracts purchased before the change. Congress may also consider further proposals to comprehensively reform or overhaul the United States tax and retirement systems, which if enacted, could affect the tax benefits of a contract. We cannot predict what, if any, legislation will actually be proposed or enacted. Before making contributions to your contract or taking other action related to your contract, you should consult with a tax professional to determine the tax implications of an investment in, and payments received under, the contract.

Withdrawals are generally subject to income tax and may be subject to tax penalties if taken before age 59

⁄

.

Not a Short-Term Investment

The contract is not a short-term investment and is not appropriate for an investor who needs ready access to cash because the contract is designed to provide for the accumulation of retirement savings and income on a long-term basis. As such, you should not use the contract as a short term investment or savings vehicle and you should consider whether investing in the contract is consistent with the purpose for which the investment is being considered.

Risk of Loss

All investments have risks to some degree and it is possible that you could lose money by investing in the contract. An investment in the contract is not a deposit with a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Availability by Financial Intermediary

Some financial intermediaries (e.g., selling broker-dealer firms) may not offer and/or may limit the offering of certain investment options, contract benefits, and other contract features based on issue age or other criteria established by the selling broker-dealer. For example, your financial professional may not recommend a particular investment option or contract benefit to you that is described in this Prospectus. Before you purchase the contract, you should discuss with your financial professional any limitations, restrictions, or other variations related to the investment options, contract benefits or other contract features available to you through your financial professional. If a particular feature that interests you is not recommended through your broker dealer, you may want to contact us to explore its availability.
Business disruption and cybersecurity risks

We rely heavily on technology, including interconnected computer systems and data storage networks and digital communications, to conduct our business. Because our business is highly dependent upon the effective operation of our computer systems and those of our service providers and other business partners, our business is vulnerable to disruptions from utility outages, and susceptible to operational and information security risks resulting from information systems failure (e.g., hardware and software malfunctions), and cyberattacks. Cyberattacks may be systemic (e.g., affecting the internet, cloud services, or other infrastructure) or targeted (e.g., failures in or breach of our systems or those of third parties on whom we rely, including ransomware and malware attacks). Cybersecurity risks include, among other things, the loss, theft, misuse, corruption and destruction of data maintained online or digitally, interference with or denial of service, attacks on our websites (or the websites of third parties on whom we rely), other operational disruption and unauthorized release, use or abuse of confidential customer information. The risk of cyberattacks may be higher during periods of geopolitical turmoil. Due to the increasing sophistication of cyberattacks, a cybersecurity breach could occur and persist for an extended period of time without detection. Systems failures and cyberattacks, as well as, any other catastrophic event, including natural and manmade disasters, public health emergencies, pandemic diseases, terrorist attacks, floods or severe storms affecting us, any third-party administrator, the underlying funds, intermediaries and other affiliated or third-party service providers may adversely affect us, our business operations and your account value and interfere with our ability to process contract transactions and calculate account values. Systems failures and cyberattacks may also interfere with our processing of contract transactions, including the processing of orders from our website or with the underlying funds, impact our ability to calculate account values and unit values and/or the underlying funds to be unable to calculate share values, cause the release or possible destruction of confidential customer and/or business information, impede order processing or cause other operational issues, subject us and/or our service providers and intermediaries to regulatory fines, litigation and financial losses and/or cause reputational damage. Cybersecurity risks may also impact the issuers of securities in which the underlying funds invest, which may cause the underlying funds to lose value. The preventative actions we take to reduce the frequency and severity of cybersecurity incidents and protect our computer systems may be insufficient to prevent a cybersecurity breach from impacting our operations or your contract value. There can be no assurance that we or the underlying funds or our service providers and intermediaries will be able to avoid cybersecurity breaches affecting your contract.

In addition, we are also exposed to risks related to natural and man-made disasters, including, but not limited to, the occurrence of any storms, fires, floods, earthquakes, public health crises, malicious acts, and terrorist acts or any other event, which could adversely affect our ability to conduct business. A natural or man-made disaster, including a pandemic such as COVID-19, could result in our workforce, and/or employees of service providers and/or third-party administrators, being compromised and unable or unwilling to fully perform their responsibilities, which could likewise result in interruptions in our service. This could interfere with our processing of contract transactions, including processing orders from owners and orders with the underlying funds, impact our ability to calculate contract value, or have other adverse impacts on our operations. These events may also negatively affect our service providers and intermediaries, the underlying funds and issuers of securities in which the underlying funds invest, which may cause the funds underlying your contract to lose value. There can be no assurance that we or the underlying funds or our service providers and intermediaries will be able to avoid negative impacts associated with natural and man-made disasters.

Index-Linked Option Market Risk [Line Items]
Index-Linked Option Risk, Lowest Maximum Loss Resulting from Negative Index Performance [Percent]		60.00%
Index-Linked Option Risk, Minimum Limit on Index Losses [Percent]		10.00%
Index-Linked Option Risk [Line Items]
Index-Linked Option Risk, Investor Not Invested in Index or Tracked Securities [Text Block]		An investor is not invested in the Index or in the securities tracked by the Index.
Index-Linked Option Risk, Limits Positive Returns [Text Block]		In the future, we may offer other Segment Options that do not provide any downside protection which would mean there is a risk of loss of the entire amount invested
Index-Linked Option Risk, Investor Could Lose Money Despite Limits on Negative Returns [Text Block]
•	There is a risk of a substantial loss of your principal and previously credited interest despite limits on negative index returns because you agree to absorb all losses from the portion of any negative Index Performance Rate that exceeds the Segment Buffer on the Segment Maturity Date. The highest level of protection provided by a single Segment Investment Option is the -40% Segment Buffer (only available on certain Segments) and the lowest level of protection is the -10% Segment Buffer. You could lose as much as 60% (for Segments with a -40% Segment Buffer) to 90% (for Segments with a -10% Segment Buffer) of your principal and previously credited interest due to negative index performance on the Segment Maturity Date.
We may change the Indices and/or Segment Options in the future but we will always offer a Segment Option with a Segment Buffer that protects the first 10% of loss. In the future, we may offer other Segment Options that do not provide any downside protection which would mean there is a risk of loss of the entire amount invested.

Index-Linked Option Risk, Index Risk [Text Block]		The Segments track the performance of an Index. By investing in the Structured Investment Option, you are not actually invested in an Index or any underlying securities tracked by the Index. However, the Segments are indirectly exposed to the investment risks associated with the Indices they track. Because the Indices are composed of other securities, they are subject to market risk and issuer risk
Contract Changes Risk [Line Items]
Index-Linked Option Changes Index Risk [Text Block]		We may, at any time, exercise our rights to limit or terminate your contributions, allocations and transfers to any of the investment options and to limit the number of investment options which you may select. Such rights include, among others, removing or substituting investment options, and transferring account value from any investment option to another investment option
Index-Linked Option Changes Features Risk [Text Block]		We reserve the right to offer any or all Segments more or less frequently or to stop offering any of them (except we will always offer a Segment Option with a Segment Buffer that protects the first 10% of loss) or to suspend offering any or all of them temporarily for some or all contracts.
Index-Linked Option Details [Line Items]
Index-Linked Option Details, Description [Text Block]	What are your investment options under the contract?

Your investment options are the GIO, the Segments comprising the Structured Investment Option and the Dollar Cap Averaging Programs. The term GIO includes the Segment Type Holding Accounts unless otherwise noted. The Segment Type Holding Accounts are part of the GIO. The Structured Investment Option and the Segment Type Holding Accounts are discussed later in this section under “Structured Investment Option.” The Special Dollar Cap Averaging Program invests in the special dollar cap averaging account and the General Dollar Cap Averaging Program invests in the general dollar cap averaging account, which are both part of the GIO. See “Dollar Cap Averaging Program” later in this section for more information.

Guaranteed Interest Option

The guaranteed interest option is part of our general account and pays interest at rates which are periodically redetermined and, accordingly, will vary over time subject to a guaranteed minimum rate. We discuss our general account in “More information” in this prospectus. We declare an interest rate each calendar quarter.

The interest rate applicable to your contract during the first contract year is based on the calendar quarter it is issued. That rate will be applied to all contributions received during the first contract year until that contract year is over. The interest rate applicable to your contract will be redetermined on each contract anniversary and will be the rate declared for the calendar quarter your contract anniversary occurs in. The redetermined rate will apply until that contract year is over for any new contributions received that contract year, as well as all contributions in the GIO at the close of business on that contract anniversary. The initial rate and any redetermined rate will vary between owners but will never be less than the guaranteed minimum rate.

Structured Investment Option

The SIO provides you with the opportunity to earn interest, which may be positive or negative, that we will credit based, in part, on the performance of a specified securities Index or exchanged-traded fund from the Segment Start Date to the Segment Maturity Date. Please be aware that the possibility of a negative return could result in a significant loss of principal and previously credited interest if the Index declines in value. You generally have the opportunity to invest in any of the Segment Types currently offered subject to the requirements, limitations and procedures disclosed in this section. You participate in the performance of an Index by investing in the corresponding Segment. Investments in Segments are not investments in the Indices themselves or in any underlying mutual funds; Segments are not “index funds.”
Segment Types

Information regarding the features of each of the currently available Segment Types, including the Index name and type, the Segment Duration, the Segment Rate of Return calculation method, the current Segment Buffer, and the minimum Performance Cap Rate for the life of the Segment Type, is available in an appendix to the prospectus. See Appendix “Investment Options available under the contract.”. We may not always offer every Segment Type on every Segment Start Date. There may also be very unusual circumstances where we are not able to offer any Segment Type on a particular Segment Start Date. Each investment in a Segment Type that starts on a particular Segment Start Date is referred to as a Segment. Each Segment Type has a corresponding Segment Type Holding Account.

We reserve the right to offer any or all Segment Types more or less frequently or to stop offering any of them or to suspend offering any or all of them temporarily for some or all contracts. Please see “Suspension, termination and changes to Segment Types” later in this section. All Segment Types may not be available in all states. We may also add Segment Types in the future.

The maximum current number of active Segments, funded holding accounts and/or Segment Types with an allocation on file that may be active in your contract at any time is 167.

Segment Start Date

Each Segment will have a Segment Start Date. New Segments generally start every Thursday. However, the Segment Start Date may sometimes be a different day under certain circumstances. Please see “Setting the Segment Maturity Date and Segment Start Date” below. Also, we may offer Segments more or less frequently and on different days for some or all contracts.

Segment Type Holding Accounts

Any contribution or transfer designated for a Segment Type on any day other than a Segment Start Date will be allocated to the corresponding Segment Type Holding Account until the Segment Start Date. Any contribution or transfer designated for a Segment Type on a Segment Start Date will not be allocated to the corresponding Segment Type Holding Account but instead will be directly invested in that Segment assuming all participation requirements are met. The Segment Type Holding Accounts are part of the GIO. The Segment Type Holding Accounts have the same rate of return as the GIO.

You can transfer amounts from a Segment Type Holding Account to any investment option at any time up to the close of business on the Segment Start Date.

Segment Participation Requirements

Provided that all participation requirements are met, all amounts allocated to a Segment Type that are in the associated Segment Type Holding Account as of the close of business on the Segment Start Date, plus any earnings on those amounts, as well as, all amounts transferred and subsequent contributions allocated to a Segment Type on the Segment Start Date will be transferred into the new Segment on the Segment Start Date.

The participation requirements are as follows: (1) Segment is available and (2) Segment Maturity Date Requirement is met. If these requirements are met, your account value in the Segment Type Holding Account will be transferred into a new Segment along with any amount allocated to that Segment Type on the Segment Start Date. This amount is your initial Segment Investment.

(1) Segment is available.
The Segment must actually be created on the Segment Start Date as scheduled. We may suspend or terminate any Segment Type, at our sole discretion, at any time. If we terminate a Segment Type, no new Segments of that Segment Type will be created, and the amount that would have been transferred to the Segment will be transferred to the GIO instead. If we suspend a Segment Type, no new Segments of that Segment Type will be created until the suspension ends, and the amount that would have been transferred to the Segment will remain in or be transferred into the Segment Type Holding Account.

(2) Segment Maturity Date Requirement is met.
The Segment Maturity Date must occur on or before the contract maturity date. If the Segment Maturity Date is after the contract maturity date, your account value in the Segment Type Holding Account will be transferred to the GIO.

Segment Duration

We currently offer Segment Types with a duration of 1 or 6 years. Amounts removed from a Segment prior to the Segment Maturity Date will not receive the full protection of the Segment Buffer because the Segment Interim Value only reflects a portion of the downside protection expected to be provided on the Segment Maturity Date; and could reduce the Segment Investment (which we use to calculate the Segment Maturity Value on the Segment Maturity Date as described in “Segment Maturity Value”) by more than the amount withdrawn due to the Segment Interim Value.
Amounts must remain in the Segment for the full Segment Duration to be credited with full interest, to receive the full protection of the Segment Buffer, and to avoid a possible negative Segment Interim Value adjustment in addition to potential withdrawal charges, taxes and tax penalties.
See “Segment Interim Value” below and “Adjustments with respect to early distributions from Segments” in “Charges, Expenses, and Adjustments” for more information.

Before selecting a Segment for investment, you should consider whether you are likely to make a withdrawal or transfer from the Segment or surrender or annuitize your contract prior to the end of the 1 or 6 year Segment Duration. You should also consider whether you want your returns to be linked to the applicable Index for the Segment Duration and whether the Segment Buffer and Performance Cap Rate are consistent with your investment goals and risk tolerance for the 1 or 6 year period.
Segment Maturity Date

Your Segment Maturity Date is the Segment Transaction Date on which a Segment ends. You will receive advance notice of maturing Segments in which you are currently invested in your quarterly statement. You will generally also receive a second advance notice of maturing Segments in which you are currently invested. The additional notice is available by mail or electronically and is generally provided at least 30 days before a Segment Maturity Date. You can instruct us to stop delivering this second notice to you at any time. We reserve the right to discontinue this second notice at any time.

Setting the Segment Maturity Date and Segment Start Date

There will generally be four or more Segment Transaction Dates each month that the contract is outstanding. The Segment Maturity Date for Segments maturing and the Segment Start Date for new corresponding Segments will occur on the same Segment Transaction Date.

If a Segment Transaction Date falls on a holiday, the Segment Transaction Date will generally be the preceding business day.

Segment Maturity Instructions.
You may specify maturity instructions that tell us how to allocate the Segment Maturity Value among the investment options and you can change these instructions at any time. You may tell us either to follow your instructions on file for new contributions, to withdraw all or part of your Segment Maturity Value, or to transfer your Segment Maturity Value to the next available Segment of the same or different Segment Type, provided the participation requirements are met. While you may specify or change your maturity instructions for maturing Segments at any time until the close of business on the Segment Maturity Date, we recommend submitting new or revised instructions at least five business days prior to the Segment Maturity Date.

As stated above, you may elect to have maturing Segments invested according to your instructions on file, and those instructions may include allocations to different Segment Types, or you may elect to transfer your Segment Maturity Value to the next available Segment of the same Segment Type in which you are currently invested. If you take either of these steps, then the designated portion of your Segment Maturity Value will be transferred to the corresponding Segment, as of the close of business on the Segment Maturity Date, assuming that all participation requirements are met.

If you have not provided us with maturity instructions for a maturing Segment, then by default the Segment Maturity Value will be transferred to the same Segment Type as the maturing Segment except that if the next Segment to be created in the Segment Type would not meet the Segment Maturity Date Requirement or that Segment Type has been terminated, we will instead transfer your Segment Maturity Value to the GIO.

Segment Maturity Value

We calculate your Segment Maturity Value on the Segment Maturity Date using your Segment Investment and the Segment Rate of Return. See “Segment Rate of Return,” “Performance Cap Rate,” and “Segment Buffer” below for more information.

Your Segment Maturity Value for all Segments is calculated as follows:

We multiply your Segment Investment by your Segment Rate of Return to get your Segment Return Amount. Your Segment Maturity Value is equal to your Segment Investment plus your Segment Return Amount. Your Segment Return Amount may be negative, in which case your Segment Maturity Value will be less than your Segment Investment. Please note that (1) the Contract Fee reduces the Segment Rate of Return and (2) the Segment Investment and resulting Segment Return Amount will have been reduced by any optional Guaranteed Minimum Death Benefit charge if those charges were deducted from the Segment on any contract date anniversary during the Segment.

The values used in the calculation are based on the value of the Index on the Segment Start Date and they are compared to the values on the Segment Maturity Date. Any fluctuations in the value of the Index between the Segment Start Date and Segment Maturity Date is ignored in calculating the Segment Rate of Return. See Appendix “Segment Maturity Value Calculation Examples” for examples calculating the Segment Rate of Return, Segment Return Amount and Segment Maturity Value.

Segment Interim Value

The total amount earned on an investment in a Segment of the SIO is only applied at Segment maturity. If any amount leaves a Segment on any date prior to the Segment Maturity Date, we calculate the Segment Interim Value of the Segment as described in “Charges, Expenses, and Adjustments.” Prior to the Segment Maturity Date, the following transactions trigger the Segment Interim Value calculation: (1) the receipt of an in good order death claim by your beneficiary; (2) a withdrawal (including a systematic withdrawal a required minimum distribution, and a free withdrawal under a Series B contract); (3) a transfer; (4) if you surrender or annuitize your contract; (5) deduction of the optional death benefit fee; or (6) if you cancel your contract and return it to us for a refund within your state’s “free look” period.
If you make one of these transactions, the Segment Interim Value could ultimately result in a significant loss of principal and previously credited interest.
We deduct a pro rata portion of the Contract Fee from the Segment Interim Value as part of the calculation.

Segment Rate of Return

The Segment Rate of Return is calculated using the Segment Buffer or Performance Cap Rate, as well as the Participation Rate, as described below for each Segment Type. See Appendix: “Segment Maturity Value Calculation Examples” for numerical examples of each calculation method.
Standard Segments.
For Standard Segments, the Segment Rate of Return is calculated as follows:

If the Index Performance Rate:	Your Segment Rate of Return will be:
multiplied by the Participation Rate exceeds the Performance Cap Rate	equal to the Performance Cap Rate minus the cumulative Contract Fee
multiplied by the Participation Rate is positive but less than or equal to the Performance Cap Rate	equal to the Index Performance Rate multiplied by the Participation Rate minus the cumulative Contract Fee
is flat or negative by a percentage equal to or less than the Segment Buffer	equal to 0% minus the cumulative Contract Fee
is negative by a percentage greater than the Segment Buffer	negative, equal to the extent of the percentage exceeding the Segment Buffer minus the cumulative Contract Fee

Please see Appendix “Investment Options available under the contract” for a list of the current Standard Segment Types.

Standard Segment example
:
 For the S&P 500 Price Return Index/6
year/-20%
Segment Type, a Segment could be established as S&P 500 Price Return Index/6 year/-20%
with a 60% Performance Cap Rate and a 110% Participation Rate for a Select contract. This means that you will participate in the performance of the S&P 500 Price Return Index for six years starting from the Segment Start Date. The following examples assume no withdrawals. If the Index performs positively during this period, your Segment Rate of Return could be as much as 51% after deducting a Contract Fee that is applied cumulatively for a 6 year Segment (the cumulative Contract Fee over 6 years is 7.5% for Series B and 9.0% for Select) for that Segment Duration (51% = 60% Performance Cap Rate - 9.0% cumulative Contract Fee). If the Index performs negatively during this period, at maturity you will be protected from the first 20% of the Index’s decline. If the Index performance is between
-20%
and 0%, your Segment Rate of Return will be
-9%
(-9% = 0% - 9%). If the Index Performance Rate is more negative than the Segment Buffer, the Segment Rate of Return will be negative to the extent of the percentage exceeding the Segment Buffer minus the Contract Fee. See Appendix “Segment Maturity Value Calculation Examples” for examples showing the Segment Maturity Value calculation.

Standard Segment Types with greater protection tend to have lower Performance Cap Rates than other Standard Segment Types that use the same Index and duration but provide less protection.

Step Up Segments.
For Step Up Segments, the Segment Rate of Return is calculated as follows:

If the Index Performance Rate:	Your Segment Rate of Return will be:
multiplied by the Participation Rate is greater than or equal to zero	equal to the Performance Cap Rate minus the cumulative Contract Fee
is negative by a percentage equal to or less than the Segment Buffer	equal to 0% minus the cumulative Contract Fee
is negative by a percentage greater than the Segment Buffer	negative, equal to the extent of the percentage exceeding the Segment Buffer minus the cumulative Contract Fee

Please note:
Because of the way Segment Rate of Return is calculated for Step Up Segments, when the Index Performance Rate is near zero, a very small difference in the Index of Performance Rate on the Segment Maturity Date can result in a very different Segment Rate of Return. For example, if the Performance Cap Rate is 8.00% and the Index Performance Rate is 0.00% on the Segment Maturity Date, the Segment Rate of Return would be 8.00% minus the applicable Contract Fee whereas, if the Index Performance Rate is
-0.01%
on the Segment Maturity Date the Segment Rate of Return is 0.00% minus the applicable Contract Fee.

Please see Appendix “Investment Options available under the contract” for a list of the current Step Up Segment Types.

Step Up Segment example:
For the S&P 500 Price Return Index Step Up/1
year/-10%
Segment Type, a Segment could be established as S&P 500 Price Return Index Step Up/1 year/-10%
with a 9% Performance Cap Rate and 100% Participation Rate for a Select contract. This means that you will participate in the performance of the S&P 500 Price Return Index for one year starting from the Segment Start Date. The following examples assume no withdrawals. If the Index performs positively or equal to zero during this period, your Segment Rate of Return would be 7.5% after deducting a Contract Fee (the Contract Fee is 1.25% for Series B and 1.5% for Select) for that Segment Duration (7.5% = 9% Performance Cap Rate - 1.5% Contract Fee). If the Index performs negatively during this period, at maturity you will be protected from the first 10% of the Index’s decline. If the Index performance is between
-10%
and 0%, your Segment Rate of Return would be -1.5% (-1.5% = 0% - 1.5%). If the Index Performance Rate is more negative than the Segment Buffer, the Segment Rate of Return will be negative to the extent of the percentage exceeding the Segment Buffer minus the Contract Fee. See Appendix “Segment Maturity Value Calculation Examples” for examples showing the Segment Maturity Value calculation.

Step Up Segments will generally have lower Performance Cap Rates than Standard Segments with the same Index, Segment Duration and Segment Buffer. This is because the Segment Rate of Return for Step Up Segments is equal to the Performance Cap Rate for certain lower returns.
Enhanced Upside Segments.
For Enhanced Upside Segments, the Segment Rate of Return is calculated as follows:

If the Index Performance Rate:	Your Segment Rate of Return will be:
multiplied by the Participation Rate exceeds the Performance Cap Rate	equal to the Performance Cap Rate minus the cumulative Contract Fee
multiplied by the Participation Rate is positive but less than or equal to the Performance Cap Rate	equal to the Index Performance Rate multiplied by the Participation Rate minus the cumulative Contract Fee
is flat or negative by a percentage equal to or less than the Segment Buffer	equal to 0% minus the cumulative Contract Fee
is negative by a percentage greater than the Segment Buffer	negative, equal to the extent of the percentage exceeding the Segment Buffer minus the cumulative Contract Fee

Please see Appendix “Investment Options available under the contract” for a list of the current Enhanced Upside Segment Types.

Enhanced Upside Segment example:
 For the S&P 500 Price Return Index Enhanced Upside /6
year/-10%
Segment Type, a Segment could be established as S&P 500 Price Return Index Enhanced Upside /6 year/-10%
with an 80% Performance Cap Rate with a 125% Participation Rate for a Select contract. This means that you will participate in the performance of the S&P 500 Price Return Index for six years starting from the Segment Start Date. The following examples assume no withdrawals. If the Index performs positively during this period, your Index Performance Rate will be increased by the Participation Rate of 125% subject to the Performance Cap Rate and your Segment Rate of Return could be as much as 71% after deducting a Contract Fee that is applied cumulatively for a 6 year Segment (the cumulative Contract Fee over 6 years is 7.5% for Series B and 9.0% for Select) for that Segment Duration (71% = 80% Performance Cap Rate - 9.0% cumulative Contract Fee). If the Index Performance Rate is flat (0%), the Segment Rate of Return will be -9% (-9% = 0% - 9%). If the Index performs negatively during this period, at maturity you will be protected from the first 10% of the Index’s decline. If the Index performance is between
-10%
and 0% (or equal to either), your Segment Rate of Return would be
-9%
(-9% = 0% - 9%). If the Index Performance Rate is more negative than the Segment Buffer, the Segment Rate of Return will be negative to the extent of the percentage exceeding the Segment Buffer minus the Contract Fee. See Appendix “Segment Maturity Value Calculation Examples” for examples showing the Segment Maturity Value calculation.

Enhanced Upside Segments will generally have lower Performance Cap Rates than Standard Segments with the same Index,

Segment Duration and Segment Buffer. This is because the Index Performance Rate may be increased by the Participation Rate for certain positive Index returns which is generally higher than the Participation Rate for Standard Segments.

Dual Direction Segments.
For Dual Direction Segments, the Segment Rate of Return is calculated as follows:

If the Index Performance Rate:	Your Segment Rate of Return will be:
multiplied by the Participation Rate is greater than the Performance Cap Rate	equal to the Performance Cap Rate minus the cumulative Contract Fee
multiplied by the Participation Rate is between the Performance Cap Rate and zero	equal to the Index Performance Rate multiplied by the Participation Rate minus the cumulative Contract Fee
is negative by a percentage equal to or less than the Segment Buffer	equal to absolute value of the Index Performance Rate minus the cumulative Contract Fee
is negative by a percentage greater than the Segment Buffer	negative, equal to the extent of the percentage exceeding the Segment Buffer minus the cumulative Contract Fee
*	If the Index Performance Rate is zero, the Segment Rate of Return is zero minus the Contract Fee.

Please note:

•	Because of the way the Segment Rate of Return is calculated for Dual Direction Segments, when the Index Performance Rate is near the Segment Buffer, a very small difference in the Index Performance Rate on the Segment Maturity Date can result in a very different Segment Rate of Return. For example, for a Dual Direction Segment with a
-20%
Segment Buffer, if the Index Performance Rate is
-20.00%
on the Segment Maturity Date the Segment Rate of Return is 20.00% minus the applicable Contract Fee whereas, if the Index Performance Rate is
-20.01%
on the Segment Maturity Date the Segment Rate of Return is
-0.01%
minus the applicable Contract Fee.

•	Because of the way the Segment Rate of Return is calculated for Dual Direction Segments, in certain situations the Segment Rate of Return may be greater for negative Index Performance Rates than for the corresponding positive Index Performance Rates. For example, for a Dual Direction Segment with a Performance Cap Rate of 10% and a
-15%
Segment Buffer, if the Index Performance Rate is
-14%
on the Segment Maturity Date the Segment Rate of Return is 14% minus the applicable contract fee whereas, if the Index Performance Rate multiplied by the Participation Rate is 14% on the
Segment Maturity Date the Segment Rate of Return is 10% minus the applicable contract fee.

Please see Appendix “Investment Options available under the contract” for a list of the current Dual Direction Segment Types.

Dual Direction Segment example:
 For the S&P 500 Price Return Index Dual Direction/6
year/-10%
Segment Type, a Segment could be established as S&P 500 Price Return Index Dual Direction/6 year/-10%
with a 90% Performance Cap Rate and a 105% Participation Rate for a Select contract. This means that you will participate in the performance of the S&P 500 Price Return Index for six years starting from the Segment Start Date. The following examples assume no withdrawals. If the Index performs positively during this period, your Segment Rate of Return could be as much as 81% after deducting a Contract Fee that is applied cumulatively for a 6 year Segment (the cumulative Contract Fee over 6 years is 7.5% for Series B and 9.0% for Select) for that Segment Duration (81% = 90% Performance Cap Rate - 9.0% cumulative Contract Fee). If the Index performs negatively but not more negatively than the Segment Buffer during this period, at maturity your Segment Rate of Return will be equal to the absolute value of the Index’s negative performance minus the Contract Fee. This means that if the Index performs negatively down to and including
-10%,
your Segment Rate of Return will be from -9% (-9% = 0% - 9%) to 1% (1% = 10% - 9%). If the Index performs more negatively than the Segment Buffer, your Segment Rate of Return will be negative equal to the percentage loss in the Index which exceeds the Segment Buffer minus the Contract Fee. If the Index is flat (0% return), your Segment Rate of Return will be -9% (-9% = 0% - 9%).
Please note:
The absolute value of a number is simply that number without regard to it being positive or negative (e.g., without regard to its mathematical sign). For example, the absolute value of
-3
is 3. Therefore, for purposes of the Segment Rate of Return calculation, the absolute value of the Index Performance Rate is simply the Index Performance Rate without regard to its mathematical sign (e.g., the absolute value of a
-3%
Index Performance Rate is 3%). Please note: The Participation Rate applies to positive Index Performance Rates. If the Index Performance Rate is negative, we will not apply a Participation Rate even though we calculate the Segment Rate of Return using the absolute value of a negative Index Performance Rate. If the Index Performance Rate is more negative than the Segment Buffer, the Segment Rate of Return will be negative to the extent of the percentage exceeding the Segment Buffer minus the Contract Fee. See Appendix “Segment Maturity Value Calculation Examples” for examples showing the Segment Maturity Value calculation.

Dual Direction Segments will generally have lower Performance Cap Rates than Standard Segments with the same Index, Segment Duration and Segment Buffer. This is because the Segment Rate of Return for Dual Direction Segments is equal to the absolute value of the Index Performance Rate for certain negative returns.

Dual Step Up Segments.
For Dual Step Up Segments, the Segment Rate of Return is calculated as follows:

If the Index Performance Rate:	Your Segment Rate of Return will be:
is greater than zero	equal to the Performance Cap Rate minus the cumulative Contract Fee
is between zero and the Segment Buffer (or equal to either)	equal to the Performance Cap Rate minus the cumulative Contract Fee
is negative by a percentage greater than the Segment Buffer	negative, equal to the extent of the percentage exceeding the Segment Buffer minus the cumulative Contract Fee

Please note:
Because of the way Segment Rate of Return is calculated for Dual Step Up Segments, when the Index Performance Rate is near the Segment Buffer, a very small difference in the Index Performance Rate on the Segment Maturity Date can result in a very different Segment Rate of Return. For example, if the Performance Cap Rate is 10.00%, the Segment Buffer is
-10%
and the Index Performance Rate is
-10.00%
on the Segment Maturity Date, the Segment Rate of Return would be 10.00% minus the applicable Contract Fee whereas, if the Index Performance Rate is
-10.01%
on the Segment Maturity Date the Segment Rate of Return is
-0.01%
minus the applicable Contract Fee.

Please see Appendix “Investment Options available under the contract” for a list of the current Dual Step Up Segment Types.

Dual Step Up Segment example:
For the S&P 500 Price Return Index Dual Step Up/1
year/-10%
Segment Type, a Segment could be established as S&P 500 Price Return Index Dual Step Up/1 year/-10%
with a 10% Performance Cap Rate for a Select contract. This means that you will participate in the performance of the S&P 500 Price Return Index for one year starting from the Segment Start Date. The following examples assume no withdrawals. If the Index performs equal to or better than the Segment Buffer, your Segment Rate of Return will be 8.5% after deducting a Contract Fee (the Contract Fee is 1.25% for Series B and 1.5% for Select) for that Segment Duration (8.5% = 10% Performance Cap Rate - 1.5% Contract Fee). This means if the Index performs negatively down to and including
-10%,
then your Segment Rate of Return will be 8.5% (8.5% = 10% - 1.5%). If the Index performs more negatively than the Segment Buffer, your Segment Rate of Return will be negative equal to the percentage loss in the Index which exceeds the Segment Buffer minus the Contract Fee. See Appendix “Segment Maturity Value Calculation Examples” for examples showing the Segment Maturity Value calculation.

Dual Step Up Segments will generally have lower Performance Cap Rates than Standard Segments with the same Index, Segment Duration and Segment Buffer.
This is because the Segment Rate of Return for Dual Step Up Segments is equal to the Performance Cap Rate for certain lower and negative returns.

Dual Step Tier Segments.
For Dual Step Tier Segments, the Segment Rate of Return is calculated as follows:

If the Index Performance Rate:	Your Segment Rate of Return will be:
multiplied by the Participation Rate exceeds the Performance Cap Rate	equal to the Performance Cap Rate minus the cumulative Contract Fee
multiplied by the Participation Rate is positive but less than or equal to the Performance Cap Rate and greater than the Step Rate	equal to the Index Performance Rate minus the cumulative Contract Fee
multiplied by the Participation Rate is between the Step Rate and zero (or equal to either)	equal to the Step Rate minus the cumulative Contract Fee
is negative by a percentage equal to or less than the Segment Buffer	equal to the Step Rate minus the cumulative Contract Fee
is negative by a percentage greater than the Segment Buffer	negative, equal to the extent of the percentage exceeding the Segment Buffer minus the cumulative Contract Fee

Dual Step Tier Segments use a Step Rate to calculate the Segment Rate of Return.

Please note:
Because of the way Segment Rate of Return is calculated for Dual Step Tier Segments, when the Index Performance Rate is near the Segment Buffer, a very small difference in the Index Performance Rate on the Segment Maturity Date can result in a very different Segment Rate of Return. For example, if the Step Rate is 9%, the Segment Buffer is -10% and the Index Performance Rate is -10.00% on the Segment Maturity Date, the Segment Rate of Return would be 9% (less the Contract Fee) whereas, if the Index Performance Rate is -10.01% on the Segment Maturity Date the Segment Rate of Return is -0.01% (less the Contract Fee).

Please see Appendix “Investment Options available under the contract” for a list of the current Dual Step Tier Segment Types.

Dual Step Tier Segment example
: For the S&P 500 Price Return Index Dual Step Tier/1 year/-10% Segment Type, a Segment could be established as S&P 500 Price Return Index Dual Step Tier/1 year/-10% with a 20% Performance Cap Rate, 100% Participation Rate, and 10% Step Rate for a Select contract. This means that you will participate in the performance of the S&P 500 Price Return Index for one year starting from the Segment Start Date. If the Index performs better than the 20% Performance Cap Rate, your Segment Rate of Return will be 18.5% after deducting a Contract Fee (the Contract Fee is 1.25% for Series B and 1.5% for Select) for that Segment Duration (18.5% = 20% Performance Cap Rate - 1.5% Contract Fee). If the Index performs better than the 10% Step Rate but less than (or equal to) the 20% Performance Cap Rate, your Segment Rate of Return will be equal to the Index Performance Rate minus the 1.5% Contract Fee for that Segment Duration. If the Index performs better than (or equal to) the -10% Segment Buffer but less than (or equal to) the 10% Step Rate, your Segment Rate of Return will be equal to the 10% Step Rate minus the 1.5% Contract Fee for that Segment Duration, which would be 8.5%. If the Index performs more negatively than the -10% Segment Buffer, your Segment Rate of Return will be negative equal to the percentage loss in the Index which exceeds the -10% Segment Buffer minus the 1.5% Contract Fee. See Appendix “Segment Maturity Value Calculation Examples” for examples showing the Segment Maturity Value calculation.

The current Step Rates, including the applicable Step Rates for Segments selected on your application, are announced at least one week before the Segment Start Date and are incorporated into this Prospectus by reference from www.equitable.com/scspremier. The Step Rate for each Dual Step Tier Segment will not change throughout the Segment Duration. The Step Rate for the same Segment may vary between owners but will never be less than 1%. Since Step Rates are announced online at least one week before the Segment Start Date, you should consider any differences in the Step Rates when deciding which contract series to purchase. The Step Rate is set at our sole discretion. Please note that the Step Rate is a cumulative rate of return from the Segment Start Date to the Segment Maturity Date. It is not an annual rate, even if the Segment Duration is longer than one year.

Best Entry Segments.
For Best Entry Segments, the Segment Rate of Return is calculated as follows:

If the Index Performance Rate:	Your Segment Rate of Return will be:
multiplied by the Participation Rate exceeds the Performance Cap Rate	equal to the Performance Cap Rate minus the cumulative Contract Fee
multiplied by the Participation Rate is positive but less than or equal to the Performance Cap Rate	equal to the Index Performance Rate multiplied by the Participation Rate minus the cumulative Contract Fee
is flat or negative by a percentage equal to or less than the Segment Buffer	equal to 0% minus the cumulative Contract Fee
is negative by a percentage greater than the Segment Buffer	negative, equal to the extent of the percentage exceeding the Segment Buffer minus the cumulative Contract Fee

Best Entry Segments, like other Segments, measure your Index Performance Rate to ultimately determine your Segment Maturity Value. With other Segment Types, your Index Performance Rate starting Index value is locked in on the Segment Start Date and, therefore, if there is a market downturn after the Segment Start Date, depending on the
Segment Type you select, your gains could be less and your losses could be greater on the Segment Maturity Date then if there was no downturn. Best Entry Segments, on a limited basis, can help reduce this risk.

Best Entry Segments start on the Segment Start Date, just like all other Segments. However, with Best Entry Segments, we compare the Index’s value on each observation day (the first four monthiversaries of the Segment Start Date) to the value on the Segment Start Date and whichever date has the lowest Index value becomes the Best Entry Date. We then determine the Best Entry Index Starting Value which is the greater of the Index’s value at the close of business on the Best Entry Date or 80% of the Index’s value at the close of business on the Segment Start Date (this 80% threshold is also referred to as the “Best Entry Reset Limit” in certain documents).
Please note:
For Best Entry Segments, we use the Best Entry Index Starting Value to calculate the Index Performance Rate on the Segment Maturity Date and the Best Entry Index Starting Value is the greater of the Index’s value at the close of business on the Best Entry Date or 80% of the Index value at the close of business on the Segment Start Date.

For example, assume that the following:

Date	Index Value
May 1 st (Segment Start Date)	1,000
June 1 st	900
July 1 st	500
August 1 st	1,200
September 1 st	1,500

Based on the above, the Best Entry Date would be July 1
st
, and the Best Entry Starting Value would be 800 (500 < 80%*1,000).

Please see Appendix “Investment Options available under the contract” for a list of the current Best Entry Segment Types.

Best Entry
Segment example
: For the S&P 500 Price Return Index Best Entry/6 year/-10% Segment Type, a Segment could be established as S&P 500 Price Return Index/6 year/-10% with a 60% Performance Cap Rate for a Select contract. This means that you will participate in the performance of the S&P 500 Price Return Index for approximately six years starting from the Best Entry Date using the Best Entry Value. If the Index performs positively during this period, your Segment Rate of Return could be as much as 51% after deducting a Contract Fee that is applied cumulatively for a 6 year Segment (the cumulative Contract Fee over 6 years is 7.5% for Series B and 9.0% for Select) for that Segment Duration (51% = 60% Performance Cap Rate - 9% cumulative Contract Fee). If the Index performs negatively during this period, at maturity you will be protected from the first 10% of the Index’s decline. If the Index performance is between -10% and 0%, your Segment Maturity Value on the Segment Maturity Date will be equal to -9%
(-9%
= 0%
-
9%). If the Index Performance Rate is more negative than the Segment Buffer, the Segment Rate of Return will be negative to the extent of the percentage exceeding the

Segment Buffer minus the Contract Fee. See Appendix “Segment Maturity Value Calculation Examples” for examples showing the Segment Maturity Value calculation.

Best Entry Segments will generally have lower Performance Cap Rates and/or Participation Rates than Standard Segments with the same Index, Segment Duration and Segment Buffer.
This is because Best Entry Segments use a Best Entry Index Starting Value to calculate the Index Performance Rate. Please note that the Performance Cap Rate and Segment Rate of Return for Best Entry Segments are cumulative rates of return from the Segment Start Date to the Segment Maturity Date. They are NOT annual rates, even if the Segment Duration is longer than one year.

The Indices are described in more detail below, under the heading “Indices.”

Performance Cap Rate, Participation Rate, and Step Rate

The Performance Cap Rate, Participation Rate, and Step Rate are set at our sole discretion. In determining the current Performance Cap Rate, Participation Rate, and Step Rate for a Segment Type, we consider, among other factors, the Segment Rate of Return calculation method, the cost of hedging instruments, the Segment Buffer for the Segment Type, crediting rates offered by our competitors, and the current market environment. In general, the Performance Cap Rates, Participation Rates, and Step Rates will be lower for Segment Types that offer greater protection from negative returns or additional enhancements to positive returns. Before selecting a Segment for investment, you should consider whether the current Performance Cap Rate, Participation Rate, and Step Rate is acceptable to you in return for the protection from negative returns or enhancements to positive returns that may be applied at the end of the Segment Duration for that Segment Type.

The current Performance Cap Rates, as well as the current Participation Rates and current Step Rates (which are discussed below), including those applicable rates for Segments selected on your application, are announced at least one week before the Segment Start Date and are incorporated into this Prospectus by reference from www.equitable.com/scspremier. The Performance Cap Rate, Participation Rate, and Step Rate (if applicable) for each Segment will not change throughout the Segment Duration. The Performance Cap Rate, Participation Rate, and Step Rate for the same Segment may vary between owners but will never be less than the applicable minimum Performance Cap Rate, Participation Rate, and Step Rate. Since Performance Cap Rates, Participation Rates, and Step Rates are announced online at least one week before the Segment Start Date, you should consider any differences in the Performance Cap Rates, Participation Rates, and Step Rates when deciding which contract series to purchase.

Performance Cap Rate.
The Performance Cap Rate is generally the highest Index Performance Rate that can be used to calculate the Segment Rate of Return on the Segment Maturity Date. The Performance Cap Rate may limit your participation in any increases in the underlying Index associated with a Segment. For example, if the Index return is 12% and the Performance Cap Rate is 4% and the Participation Rate is 100%, we will generally credit 4% minus the applicable Contract Fee in interest on the Segment Maturity Date, meaning your Segment Investment will increase by 4% minus the applicable Contract Fee.

The Performance Cap Rates we set will limit the amount you can earn on a Segment. Our minimum Performance Cap Rate for 6 year Segments is 12% (2% for 1 year Segments). We will not open a Segment with a Performance Cap Rate below the applicable minimum rate.

Please note that the Performance Cap Rate and Segment Rate of Return are cumulative rates of return from the Segment Start Date to the Segment Maturity Date, NOT annual rates, even if the Segment Duration is longer than one year.

Participation Rate.
If there is a Participation Rate, it is multiplied by positive Index Performance Rates when determining the Segment Rate of Return. For example, if the Index return is 5%, the Performance Cap Rate is 7%, and the Participation Rate is 105%, we will credit 5.25% (less the Contract Fee) in interest on the Segment Maturity Date.
The minimum Participation Rate is 100%
.
We will not open a Segment with a Participation Rate below the minimum rate.
The Participation Rate is currently at least 100% for all Segments. Certain Standard and Dual Direction Segments may have Participation Rates in excess of 100% for positive Index Performance Rates that vary from Segment to Segment and which will be provided alongside the Performance Cap Rates for those Segments at least one week before the Segment Start Date and are incorporated into this Prospectus by reference from www.equitable.com/scspremier. Enhanced Upside Segments currently have a Participation Rate of 125% which will not vary from Segment to Segment. You will receive advance notice if any additional Segments Options or Segment Types may have Participation Rates in excess of 100% for positive Index Performance Rates. The Participation Rate for a Segment will not change during that Segment’s duration. The Participation Rate is not an annual rate of return.

Step Rate.
A Step Rate is applicable to all Dual Step Tier Segments. If there is a positive or negative Index return that is between the Step Rate and the Buffer, we will apply the Step Rate to determine how much to credit in interest on the Segment Maturity Date (less the Contract Fee). For example, if the Step Rate for a Dual Step Tier Segment is 3%, the Participation Rate is 100%, the Buffer is -10%, and the Index return is -5%, we will credit 3% (less the Contract Fee) in interest on the Segment Maturity Date, meaning your Segment Investment will increase by 3% (less the Contract Fee).
The minimum Step Rate is 1%
.
We will not open a Segment with a Step Rate below the minimum rate.
The current Step Rate for each Dual Step Tier Segment, including the applicable Performance Cap Rates for Dual Step Tier Segments selected on your application, are announced at least one week before the Segment Start Date and are incorporated into this Prospectus by reference from www.equitable.com/scspremier. The Step Rate for each Segment will not change throughout the Segment Duration. The Step Rate is not an annual rate of return.

Rate Hold

On the application, you can elect to temporarily “hold” the Performance Cap Rates, Participation Rates, and Step Rates in effect on the business day we receive your paper application at our administrative processing office. This hold applies to all amounts invested in Segments on or before the Segment Start Date that is on or immediately following 30 days after the application received date (this expiration date is called the “Rate Hold Expiration Date” in the contract). A Rate Hold does not guarantee you will receive better rates than other owners investing in the same Segments. Electing a Rate Hold may even result in you receiving worse rates than other owners investing in the same Segments. Once elected, you cannot cancel a Rate Hold.

Segment Buffer

The SIO provides some protection against negative returns on the Segment Maturity Date through the use of a Segment Buffer. The extent of the downside protection provided by the Segment Buffer varies by Segment, ranging from the first 10% to 40% of loss.
There is a risk of a substantial loss of your principal and previously credited interest because you agree to absorb all losses to the extent they exceed the applicable Segment Buffer on the
Segment Maturity Date.
For example, if the Index return is -25% and the Segment Buffer is -10%, we will credit -15% (the amount that exceeds the Segment Buffer) minus the Contract Fee in interest on the Segment Maturity Date, meaning your Segment Investment will decrease by 15% minus the Contract Fee.

The Segment Buffer for each Segment will not change throughout the Segment Duration. See Appendix: “Investment Options available under the contract” for the current Segment Buffer for each Segment Type.
We will always offer a Segment Option with a Segment Buffer that protects the first 10% of loss.
In the future, we may offer other Segment Options that do not provide any downside protection which would mean there is a risk of loss of the entire amount invested.

The Segment Buffer is set at our sole discretion. In determining the current Segment Buffer for a Segment Type, we consider, among other factors, the Segment Rate of Return calculation method, the cost of hedging instruments, the range of Performance Cap Rates that may be offered with the Segment Buffer, protection levels offered by our competitors, and the current market environment. Before selecting a Segment for investment, you should consider whether the Segment Buffer is consistent with your risk tolerance and investment goals for the Segment Duration of the Segment Type.

On a Segment Maturity Date, the highest level of protection provided by a Segment Buffer is the -40%
Segment Buffer and lowest level of protection provided by a Segment Buffer is the -10% Segment Buffer.

Indices

Each Segment Type references an Index that determines the performance of its associated Segments. We currently offer Segment Types based on the performance of securities indices. Throughout this Prospectus, we refer to these indices using the term “Index” or, collectively, “Indices.” Not all Indices may be available under your contract. Please see Appendix “State contract availability and/or variations of certain features and benefits” in this Prospectus.

Securities Indices.
The following securities Indices are currently available:

S&P 500 Price Return Index.
 The S&P 500 Price Return Index was established by Standard & Poor’s. The S&P 500 Price Return Index includes 500 leading companies in leading industries of the U.S. economy, capturing 75% coverage of U.S. equities. The S&P 500 Price Return Index does not include dividends declared by any of the companies included in this Index, which will reduce Index performance. Additional information about the Index may be found in Appendix: Index Publishers. If you would like to request additional information about the Index, contact the customer service group or your financial professional.

Russell 2000
®
Price Return Index.
 The Russell 2000
®
Price Return Index was established by Russell Investments. The Russell 2000
®
Price Return Index measures the performance of the
small-cap
segment of the U.S. equity universe. The Russell 2000
®
Price Return Index is a subset of the Russell 3000
®
Index representing approximately 10% of the total market capitalization of that index. It includes approximately 2,000 of the smallest securities based on a combination of their market cap and current index membership. The Russell 2000
®
Price Return Index does not include dividends declared by any of the companies included in this Index, which will reduce Index performance. Additional information about the Index may be found in Appendix: Index Publishers. If you would like to request additional information about the Index, contact the customer service group or your financial professional.

MSCI EAFE Price Return Index
. The MSCI EAFE Price Return Index was established by MSCI. The MSCI EAFE Price Return Index is a free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets, excluding the US and Canada. As of the date of this Prospectus the MSCI EAFE Price Return Index consisted of the following 22 developed market country indices: Australia, Austria, Belgium, Denmark, Finland, France, Germany, Greece, Hong Kong, Ireland, Israel, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, and the United Kingdom. The MSCI EAFE Price Return Index does not include dividends declared by any of the companies included in this Index, which will reduce Index performance. Additional information about the Index may be found in Appendix: Index Publishers. If you would like to request additional information about the Index, contact the customer service group or your financial professional.

NASDAQ-100 Price Return Index
. The NASDAQ-100 Price Return Index includes securities of 100 of the largest domestic and international non-financial companies listed on The NASDAQ Stock Market based on market capitalization. The Index reflects companies across major industry groups including computer hardware and software, telecommunications, retail/wholesale trade and biotechnology. It does not contain securities of financial companies including investment companies. The NASDAQ-100 Price Return Index does not include dividends declared by any of the companies included in this Index, which will reduce Index performance. Additional information about the Index may be found in Appendix: Index Publishers. If you would like to request additional information about the Index, contact the customer service group or your financial professional.

The bar charts shown below provide each Index’s annual returns for the last 10 calendar years (or for the life of the Index if less than 10 years), as well as the Index returns after applying a hypothetical 5% Performance Cap Rate and a hypothetical -10% Segment Buffer. The chart illustrates the variability of the returns from year to year and shows how hypothetical limits on Index gains and losses may affect these returns. Past performance is not necessarily an indication of future performance.

The performance below is NOT the performance of
any
Segment of the SIO. Your performance under the contract will differ, perhaps significantly. The performance below may reflect a different return calculation, time period, and limit on Index gains and losses than the Segments of the SIO, and does not reflect contract fees and charges, including withdrawal charges and negative Segment Interim Value adjustments, which reduce performance.

*
The Index is a “price return” index, not a “total return” index, and therefore the performance of the Index does not reflect dividends declared by any of the companies included in the Index, reducing the Index return. As a result, the Index will underperform a direct investment in the securities composing the Index.

Effect of an emergency close.
Segments are scheduled to mature and new Segments start on Segment Transaction Dates. It is possible that an Index could be affected by an emergency close on a Segment Transaction Date, thereby affecting the Index’s ability to publish a price and our ability to mature and start Segments based on the affected Index. Emergency closes can have two consequences.

1.	If the NYSE experiences an emergency close and Indices cannot publish prices, we will delay the maturity and start of all Segments for all Indices.

2.
If the NYSE is open and any Index not on the NYSE experiences an emergency close and cannot publish a price or an Index on the NYSE does not publish a price, we will use the most recent closing price for that Index.

If the conditions that cause an emergency close of the NYSE persist, we will use reasonable efforts to calculate the Segment Maturity Value of any affected Segments. If the affected Index cannot be priced within eight days, we will contact a calculating agency, normally a bank we have a contractual relationship with, which will determine a price to reflect a reasonable estimate of the Index level.

Suspension, Termination and Changes to Segment Types and Indices

We may decide at any time until the close of business on each Segment Start Date whether to offer any or all of the Segment Types described in this Prospectus on a Segment Start Date for a particular Segment. We may suspend a Segment Type for a week, month or a period of several months, or we may terminate a Segment Type entirely.

If a Segment Type is suspended, your account value will remain in the Segment Type Holding Account until a Segment of that Segment Type is offered or you transfer out of the Segment Type Holding Account. We will provide you with written confirmation when money is not transferred from a Segment Type Holding Account into a Segment due to the suspension of a Segment Type.

If a Segment Type is terminated, your account value in the corresponding Segment Type Holding Account will be transferred into the GIO on the day that would have been the Segment Start Date.

We have the right to substitute an alternative index prior to Segment maturity if the publication of one or more Indices is discontinued, or if we no longer have a license agreement with the publishers of the Index, or at our sole discretion we determine that our use of such Indices should be discontinued because hedging instruments become difficult to acquire or the cost of hedging becomes expensive, or if the calculation of one or more of the Indices is substantially changed. We would attempt to choose a substitute index that has a similar investment objective and risk profile to the replaced index. For example, if the Russell 2000
®
Index were not available, we might use the NASDAQ Composite Index.

We also have the right to add additional Indices under the contract at any time. We would provide notice about the use of additional or alternative Indices, as soon as practicable, in a supplement to this Prospectus. If an alternative index is used, its performance could impact the Index Performance Rate, Segment Rate of Return, Segment Maturity Value, and Segment Interim Value because it would be used to calculate performance from the Segment Start Date to the Segment Maturity Date. An alternative index would not change the Segment Buffer or Performance Cap Rate for an existing Segment. The alternative index would be used to calculate performance from the Segment Start Date to the Segment Maturity Date.

In addition, we reserve the right to use any or all reasonable methods to end any outstanding Segments that use such Indices. If a similar index cannot be found, we will end the affected Segments prematurely by applying the Segment Performance Cap Rate and Segment Buffer to the actual gains or losses on the original Index as of the date of termination.

We reserve the right to offer any or all Segment Types more or less frequently than we have been or to stop offering any of them or to suspend offering any or all of them temporarily for some or all contracts
. If we stop offering or suspend certain Segment Types, each existing Segment of those Segment Types will remain invested until its respective Segment Maturity Date. In the highly unlikely event we were forced to stop offering new Segments, contract owners would be limited to transferring or contributing to the GIO. Such action would not change or limit any other rights or benefits under the contract. You could also choose to surrender your contract but you could be subject to the Segment Interim Value calculation, withdrawal charges, taxes and tax penalties, and if you purchase another retirement vehicle it may have different features, fees and risks than this contract. If you are buying this contract for the SIO you should speak to your financial advisor as to whether this product is right for you.

Allocating your contributions

Your allocation instructions determine how your contributions are allocated, which may be among one or more of the investment options. The maximum current number of active Segments, funded holding accounts and/or Segment Types with an allocation on file that may be active in your contract at any time is 167. If you have 167 active Segments, funded holding accounts and/or Segment Types with an allocation on file, you will not be able to do certain things until you no longer have that many active Segments:

•	You will not be able to allocate to a new Segment or Segment Type Holding Account.

•	Any account value in a Segment Type Holding Account will be transferred to the GIO on the next Segment Start Date.

•	The Segment Maturity Value from a maturing Segment will not transfer into a new Segment and will instead be transferred to the GIO.

The maximum number of active Segments we allow at any one time may change and, in the future, it may be lower than the current number disclosed herein. If a transfer or contribution into a Segment will cause a contract to exceed that limit, such transfers or contribution will be defaulted to the GIO. If there are multiple Segments scheduled to be established on a Segment Start Date, new Segments will be established in the order of those that would have the largest initial Segment Investment first until the limit is reached. Any remaining amount that is not transferred into a Segment will then be defaulted to the GIO. We will notify you that your allocation instructions have exceeded the maximum number of Segments and request new instructions when the proceeds are defaulted into the GIO. Allocations must be in whole percentages and you may change your allocation percentages at any time. However, the total of your allocations must equal 100%. Once your contributions are allocated to the investment options they become part of your account value. Subsequent contributions are allocated according to instructions on file unless you provide new instructions. We discuss account value in “Determining your contract’s value” later in this Prospectus.

The contract is between you and the Company. The contract is not an investment advisory account, and the Company is not providing any investment advice or managing the allocations under your contract. In the absence of a specific written arrangement to the contrary, you, as the owner of the contract, have the sole authority to make investment allocations and other decisions under the contract. Your Equitable Advisors financial professional is acting as a broker-dealer registered representative, and is not authorized to act as an investment advisor or to manage the allocations under your contract. If your financial professional is a registered representative with a broker-dealer other than Equitable Advisors, you should speak with him/her regarding any different arrangements that may apply.

Your right to cancel within a certain number of days

If for any reason you are not satisfied with your contract, you may exercise your cancellation right under the contract to receive a refund. To exercise this cancellation right, you must notify us with a signed letter of instruction electing this right, to our processing office within 10 days after you receive your contract. If state law requires, this “free look” period may be longer. Other state variations may apply. Please contact your financial professional and/or see Appendix “State contract availability and/or variations of certain features and benefits” to find out what applies in your state.

Generally, your refund will equal your contributions. Some states, however, require that we refund your account value under the contract on the day we receive written notification of your decision to cancel the contract and will reflect any investment gain or loss in the investment options (less the daily charges we deduct) through the date we receive your contract. This includes the Segment Interim Value for amounts allocated to existing Segments.
The Segment
Interim Value calculation may reduce the amount of
account value paid upon contract cancellation. For more information, see “Adjustments with respect to early distributions from Segments” in “Charges, Expenses, and Adjustments”
in this prospectus. In addition, in some states, the amount of your refund (either your account value or the full amount of your contributions), and the length of your “free look” period, depend on whether you purchased the contract as a replacement. Please refer to your contract or supplemental materials or contact us for more information. For any IRA contract returned to us within seven days after you receive it, we are required to refund the full amount of your contribution.

We may require that you wait six months before you may apply for a contract with us again if:

•	you cancel your contract during the free look period; or

•	you change your mind before you receive your contract whether we have received your contribution or not.

Please see “Tax information” later in this Prospectus for possible consequences of cancelling your contract.

If you fully convert an existing traditional IRA contract to a Roth IRA contract, you may cancel your Roth IRA contract and return to a traditional IRA contract. Our processing office, or your financial professional, can provide you with the cancellation instructions.

		In addition to the cancellation right described above, you have the right to surrender your contract, rather than cancel it. Please see “Surrendering your contract to receive its cash value” in “Accessing your money” later in this Prospectus. Surrendering your contract may yield results different than canceling your contract, including a greater potential for taxable income. In some cases, your cash value upon surrender may be greater than your contributions to the contract. Please see “Tax information,” later in this Prospectus.
Index-Linked Option Details, Options Currently Offered [Line Items]
Index-Linked Option Details, Credits are Based in Part on Index Performance [Text Block]		The SIO provides you with the opportunity to earn interest, which may be positive or negative, that we will credit based, in part, on the performance of a specified securities Index or exchanged-traded fund from the Segment Start Date to the Segment Maturity Date.
Index-Linked Option Details, Limits on Index Losses [Line Items]
Index-Linked Option Details, Limits the Negative Return [Text Block]		The SIO provides some protection against negative returns on the Segment Maturity Date through the use of a Segment Buffer.
Index-Linked Option Details, Limits the Negative Return Manner [Text Block]		The extent of the downside protection provided by the Segment Buffer varies by Segment, ranging from the first 10% to 40% of loss.
Index-Linked Option Details, Example of Limiting the Negative Return [Text Block]		For example, if the Index return is -25% and the Segment Buffer is -10%, we will credit -15% (the amount that exceeds the Segment Buffer) minus the Contract Fee in interest on the Segment Maturity Date, meaning your Segment Investment will decrease by 15% minus the Contract Fee.
Index-Linked Option Details, Current Limit on Index Losses [Percent]		10.00%
Index-Linked Option Details, Limit on Index Losses Will Not Change During Crediting Period [Text Block]
There is a risk of a substantial loss of your principal and previously credited interest because you agree to absorb all losses to the extent they exceed the applicable Segment Buffer on the
Segment Maturity Date.

Index-Linked Option Details, Limiting Index Losses is not Guaranteed to be Offered [Text Block]		In the future, we may offer other Segment Options that do not provide any downside protection which would mean there is a risk of loss of the entire amount invested
Index-Linked Option Details, Limits on Index Losses, Factors Considered [Text Block]		In determining the current Segment Buffer for a Segment Type, we consider, among other factors, the Segment Rate of Return calculation method, the cost of hedging instruments, the range of Performance Cap Rates that may be offered with the Segment Buffer, protection levels offered by our competitors, and the current market environment. Before selecting a Segment for investment
Index-Linked Option Details, Crediting Methodology [Line Items]
Index-Linked Option Details, Price Return Index Underperforms [Text Block]
*
The Index is a “price return” index, not a “total return” index, and therefore the performance of the Index does not reflect dividends declared by any of the companies included in the Index, reducing the Index return. As a result, the Index will underperform a direct investment in the securities composing the Index.

Index-Linked Option Details, Indexes [Line Items]
Index-Linked Option Details, Price Return Index Underperforms Direct Investments [Text Block]	you should consider whether the Segment Buffer is consistent with your risk tolerance and investment goals for the Segment Duration of the Segment Type.

On a Segment Maturity Date, the highest level of protection provided by a Segment Buffer is the -40%

Item 7. Charges and Adjustments [Line Items]
Contract Adjustment [Table Text Block]	Adjustments

Adjustments with respect to early distributions from Segments

We calculate the Segment Interim Value when any amount leaves a Segment, whether a partial withdrawal or a full contract surrender, or upon death or cancellation or annuitization of the contract, from a Segment prior to the Segment Maturity Date. Prior to the Segment Maturity Date, the following transactions trigger the Segment Interim Value calculation: (1) the receipt of an in good order death claim by your beneficiary; (2) a withdrawal (including a systematic withdrawal, a required minimum distribution and a free withdrawal under a Series B contract); (3) a transfer; (4) if you surrender or annuitize your contract; (5) deduction of the optional death benefit charge; or (6) if you cancel your contract and return it to us for a refund within your state’s “free look” period.
If you make one of these transactions, because the end-of-term downside protection provided by a Segment Buffer does not apply to the Segment Interim Value, it is theoretically possible that you could lose up to 100% of your investment and previously credited interest in certain extreme scenarios.

The Segment Interim Value is calculated based on a formula that provides a treatment for an early distribution that is designed to be consistent with how distributions at the end of a Segment are treated. The formula is designed to measure the fair value of your Segment Investment on the particular interim date, and is based on the downside protection provided by the Segment Buffer, the limit on participation in investment gain provided by the Performance Cap Rate, and an adjustment for the effect of a withdrawal prior to the Segment Maturity Date. You should note that even if a corresponding Index has experienced positive growth, the calculation of your Segment Interim Value may result in an amount lower than your Segment Investment.

The Segment Interim Value will generally be negatively affected by increases in the expected volatility of index prices, interest rate increases, and by poor market performance. All other factors being equal, the Segment Interim Value would be lower the earlier a withdrawal or surrender is made during a Segment.
Withdrawals from a Segment prior to your Segment Maturity Date reduce the Segment Investment on a pro rata basis by the same proportion that the Segment Interim Value is reduced on the date of the withdrawal. We use the Segment Investment to determine your Segment Maturity Value.

Please note that if a death benefit charge is deducted from a Segment, the charge will be deducted from the Segment Interim Value.

The formula we use, in part, derives the fair value of hypothetical investments in fixed instruments and derivatives. These values provide us with protection from the risk that we will have to pay out account value related to a Segment prior to the Segment Maturity Date. The formula also includes an adjustment relating to the Cap Calculation Factor. This is a positive adjustment of the percentage of the estimated expenses corresponding to the portion of the Segment Duration that has not elapsed. Additional information about Segment Interim Values, including the actual calculation formula and examples illustrating the operation of the Segment Interim Value adjustment, is located in the SAI.

You can obtain the current Segment Interim Values for the Segments in which you are invested by calling 800-789-7771. The Segment Interim Value of a Segment can fluctuate daily, and the current value quoted to you may differ from the actual Segment Interim Value calculated at the time you make a transaction that triggers the Segment Interim Value calculation.

Group or sponsored arrangements

For certain group or sponsored arrangements, we may reduce the withdrawal charge or change the minimum contribution requirements. We also may change the minimum death benefit. Group arrangements include those in which a trustee or an employer, for example, purchases contracts covering a group of individuals on a group basis. Group arrangements are not available for traditional IRA and Roth IRA contracts. Sponsored arrangements include those in which an employer allows us to sell contracts to its employees or retirees on an individual basis.

Our costs for sales and administration generally vary with the size and stability of the group or sponsoring organization, among other factors. We take all these factors into account when reducing charges. To qualify for reduced charges, a group or sponsored arrangement must meet certain requirements, such as requirements for size and number of years in existence. Group or sponsored arrangements that have been set up solely to buy contracts or that have been in existence less than six months will not qualify for reduced charges.

We will make these and any similar reductions according to our rules in effect when we approve a contract for issue. We may change these rules from time to time. Any variation will reflect differences in costs or services and will not be unfairly discriminatory.

Group or sponsored arrangements may be governed by federal income tax rules, the Employee Retirement Income Security Act of 1974, or both. We make no representations with regard to the impact of these and other applicable laws on such programs. We recommend that employers, trustees, and others purchasing or making contracts available for purchase under such programs seek the advice of their own legal and benefits advisers.

Other distribution arrangements

		We may reduce or eliminate charges when sales are made in a manner that results in savings of sales and administrative expenses, such as sales through persons who are compensated by clients for recommending investments and who receive no commission or reduced commissions in connection with the sale of the contracts. We will not permit a reduction or elimination of charges where it will be unfairly discriminatory.
Contract Adjustment, Maximum Potential Loss [Percent]		100.00%
Contract Adjustment, Applicable Transaction [Text Block]		All other factors being equal, the Segment Interim Value would be lower the earlier a withdrawal or surrender is made during a Segment. Withdrawals from a Segment prior to your Segment Maturity Date reduce the Segment Investment on a pro rata basis by the same proportion that the Segment Interim Value is reduced on the date of the withdrawal
Contract Adjustment, Obtaining Current Value of an Adjustment [Text Block]		You can obtain the current Segment Interim Values for the Segments in which you are invested by calling 800-789-7771
Contract Adjustment, Current Value of an Adjustment Fluctuates [Text Block]		The Segment Interim Value of a Segment can fluctuate daily, and the current value quoted to you may differ from the actual Segment Interim Value calculated at the time you make a transaction that triggers the Segment Interim Value calculation.
Item 10. Benefits Available [Line Items]
Benefits Available (N-4) [Text Block]
2.
Benefits available under the contract

Summary of Benefits

The following tables summarize important information about the benefits available under the contract.

Death Benefits

These death benefits are available during the accumulation phase:

Name of Benefit	Purpose	Standard/ Optional	Annual Fee		Brief Description of Restrictions/ Limitations
			Max	Current
Standard Death Benefit	Guarantees beneficiaries will receive a benefit equal to your account value.	Standard	No Additional Charge
•
Available only at contract purchase
•
Available to contract holder age 76 and older
•
Payment of a Death Benefit from a Segment before the end of the term could significantly reduce the value of the Death Benefit due to the Segment Interim Value adjustment

Return of Premium Death Benefit	Guarantees beneficiaries will receive a benefit at least equal to the greater of your account value or your contributions less adjusted withdrawals.	Standard	No Additional Charge
•
Available only at contract purchase
•
Available only to contract holder age 75 or younger
•
Withdrawals could significantly reduce or terminate the benefit
•
Generally no additional contributions are permitted under the contract after age 75
•
Payment of a Death Benefit from a Segment before the end of the term could significantly reduce the value of the Death Benefit due to the Segment Interim Value adjustment

Highest Anniversary Value Death Benefit	Locks in highest adjusted anniversary account value as minimum death benefit.	Optional	0.25% (1)
•
Available only to contract holder age 75 or younger
•
Withdrawal could significantly reduce or terminate benefit
•
Generally no additional contributions are permitted under the contract after age 75
•
If elected, you will not get the Return of Premium Death Benefit
•
Payment of a Death Benefit from a Segment before the end of the term could significantly reduce the value of the Death Benefit due to the Segment Interim Value adjustment

Greater of Death Benefit	Guarantees the beneficiaries will receive the Greater of benefit base.	Optional	0.75% (1)
•
Available only to contract holder age 75 or younger
•
Withdrawals could significantly reduce or terminate benefit
•
Generally no additional contributions are permitted under the contract after age 75
•
If elected, you will not get the Return of Premium Death Benefit
•
Payment of a Death Benefit from a Segment before the end of the term could significantly reduce the value of the Death Benefit due to the Segment Interim Value adjustment

(1)	Expressed as an annual percentage of the applicable benefit base.

Other Benefits

These other benefits are available during the accumulation phase:

Name of Benefit	Purpose	Standard/ Optional	Annual Fee		Brief Description of Restrictions/Limitations
			Max	Current

General Dollar Cap Averaging	Transfer account value to selected Segments on a regular basis to potentially reduce the impact of market volatility.	Optional	No Charge		• $25,000 minimum to begin program • Cannot be elected if rate hold is elected

Special Dollar Cap Averaging	Transfer account value to Segments on a regular basis to potentially reduce the impact of market volatility.	Optional	No Charge
•
$25,000 minimum to begin program
•
Cannot be elected if rate hold is elected
•
Only available for Series B contracts
•
Must be elected at contract purchase
•
Only contributions received during the first 3 or 6 months, as applicable, are eligible

Death Benefits

The standard death benefit is equal to the account value as of the date we receive satisfactory proof of the owner’s death, any required instructions for the method of payment, and all information and forms necessary to effect payment. You will receive this death benefit if you are 76 or older when you purchase this contract. There is no additional charge for this benefit.

Withdrawals could reduce the standard death benefit and the Guaranteed Minimum Death Benefits by substantially more than the amount of the withdrawal and could significantly reduce the death benefit. Amounts withdrawn from a Segment before the Segment Maturity Date to pay the death benefit will reflect the Segment Interim Value calculation.

Guaranteed Minimum Death Benefits

At issue, you may elect the Highest Anniversary Value Death Benefit for an additional charge (the charge for this benefit is 0.25%) or the Greater of Roll-Up or Highest Anniversary Value Death Benefit for an additional charge (the charge for this benefit is 0.75%) or receive the Return of Premium Death Benefit at no additional charge with your contract if you are 75 or younger (you receive the account value death benefit if you are 76 or older) on the contract issue date. If you elect the Highest Anniversary Value Death Benefit or Greater of Roll-Up or Highest Anniversary Value Death Benefit, the Return of Premium Death Benefit will not be included with your contract.

Return of Premium Death Benefit.
At issue, you will receive the Return of Premium Death Benefit if you are 75 or younger for no additional charge. The Return of Premium Death Benefit is equal to the greater of your account value on the date we receive all necessary paperwork to pay the death claim and the Return of Premium benefit base on the date of death of the owner (or surviving joint owner, if applicable) less any subsequent withdrawals. This benefit is not available if the owner (or older joint owner, if applicable) is over 75. The Return of Premium benefit base is not an account value or cash value.

The Return of Premium benefit base is equal to your initial contribution and any subsequent contributions to the contract less a deduction that reflects any withdrawals you make from the contract (including any withdrawal charges) and prior Segment Interim Value adjustments.
If you take a withdrawal, the Return of Premium benefit base will be reduced on a pro rata basis (including any applicable withdrawal charges). Reduction on a pro rata basis means that we calculate the percentage of your account value that is being withdrawn and we reduce your Return of Premium benefit base by the same percentage. See “How Withdrawals Affect your Guaranteed Minimum Death Benefits” for an example.

If the Return of Premium Death Benefit is in effect, then subsequent contributions are not permitted once the owner (or older joint owner, if applicable) turns 76 (or the first contract date anniversary if later).

Please note: This benefit terminates upon annuitization.

Highest Anniversary Value Death Benefit.
At issue, you can elect the Highest Anniversary Value Death Benefit for an additional charge. The Highest Anniversary Value Death Benefit is equal to the greater of your account value on the date we receive all necessary paperwork to pay the death claim and the Highest Anniversary Value benefit base on the date of death of the owner (or surviving owner, if applicable) less any subsequent withdrawals. This benefit is not available if the owner (or older joint owner, if applicable) is over 75. The Highest Anniversary Value benefit base is not an account value or cash value.

The calculation of your Highest Anniversary Value benefit base will depend on whether you have taken a withdrawal.

If you have not taken a withdrawal, the Highest Anniversary Value benefit base is equal to the greater of (i) your initial contribution plus any subsequent contributions or (ii) the highest account value on any contract date anniversary up to the contract date anniversary on or immediately following the contract maturity date.

If you take a withdrawal, the Highest Anniversary Value benefit base will be reduced on a pro rata basis (including any applicable withdrawal charges). Reduction on a pro rata basis means that we calculate the percentage of your account value that is being withdrawn and we reduce your Highest Anniversary Value benefit base by the same percentage. See “How Withdrawals Affect your Guaranteed Benefits” for an example. At any time after a withdrawal, the Highest Anniversary Value benefit base is equal to the greater of (i) the Highest Anniversary Value benefit base immediately following the most recent withdrawal or (ii) the highest account value on any contract date anniversary after the withdrawal up to the contract date anniversary on or immediately following the contract maturity date.

If the Highest Anniversary Value Death Benefit is elected, then subsequent contributions are not permitted once the owner (or older joint owner, if applicable) turns 76 (or the first contract date anniversary if later).

A pro rata portion of the Highest Anniversary Value death benefit charge will be deducted if the death benefit is paid on any date other than a contract date anniversary.

Please note: This benefit terminates upon annuitization.

Greater of Roll-Up or
Highest Anniversary Value (“Greater of”) Death Benefit.
At issue, you can elect the Greater of Death Benefit for an additional charge. The Greater of Death Benefit is equal to the greater of your account value on the date we receive all necessary paperwork to pay the death claim and the Greater of benefit base on the date of death of the owner (or surviving joint owner, if applicable) less any subsequent withdrawals. This benefit is not available if the owner (or older joint owner, if applicable) is over 75 on the contract issue date. The Greater of benefit base is not an account value or cash value.

The Greater of benefit base is equal to the greater of (1) and (2) where:

1.
Highest Anniversary Value benefit base. The Highest Anniversary Value benefit base for the Greater of Death Benefit is calculated the same as for the Highest Anniversary Value death benefit described above.

2.
Roll-Up benefit base. The Roll-Up Rate used in this benefit is 5% (this is a simple rate, not a compounding rate). The initial Roll-Up benefit base is equal to your initial contribution and thereafter will increase by the dollar amount of any subsequent contributions and by the daily Roll-Up amount (the daily Roll-Up amount is zero beginning on the earlier of the day after the contract date anniversary following the owner’s (or older joint owner’s, if applicable) 85th birthday or the 30th Contract Date Anniversary. The Roll-Up benefit base will be adjusted for any withdrawals.

The daily Roll-Up amount is equal to your net contributions (the cumulative dollar amount of all contributions received as of the prior business day minus the dollar amount of all withdrawals including any applicable withdrawal charges taken as of the prior business day) multiplied by the Roll-Up Rate divided by 365. The daily Roll-Up amount is added to the Roll-Up benefit base daily starting on the business day after your contract is issued and continues until the earlier of the day after the contract date anniversary following the owner’s (or older joint owner’s, if applicable) 85th birthday or the 30th Contract Date Anniversary at which time the daily Roll-Up amount is zero and the benefit stops rolling up. If on any day the daily Roll-Up Amount is negative (because you have withdrawn an amount greater than your aggregate contributions) the daily Roll-Up Amount will be deemed to be zero.

If you take a withdrawal (including any applicable withdrawal charges), the Roll-Up benefit base will be reduced on a pro rata basis. Reduction on a pro rata basis means that we calculate the percentage of your account value that is being withdrawn and we reduce your Roll-Up benefit base by the same percentage. See “How Withdrawals Affect your Guaranteed Minimum Death Benefit” for an example.

If the Greater of Death Benefit is elected, then subsequent contributions are not permitted once the owner (or older joint owner, if applicable) turns 76 (or the first contract date anniversary if later).

A pro rata portion of the Greater of Death Benefit charge will be deducted if the death benefit is paid on any date other than a contract date anniversary.

Please note: This benefit terminates upon annuitization.

How withdrawals affect your Guaranteed Minimum Death Benefits

Withdrawals (including systematic withdrawals and required minimum distributions through the date of death of the owner (or surviving owner if there are joint owners) reduce the guaranteed minimum death benefit’s benefit base amount on a pro rata basis by the same proportion that the account value is reduced on the date of the withdrawal. If you take a withdrawal from your contract, you will reduce the guaranteed minimum death benefit’s benefit base amount and the reduction may be greater than the amount withdrawn. For example, if your account value is $30,000 and you withdraw $12,000 (including any withdrawal charge and Highest Anniversary Value Death Benefit charge), you have withdrawn 40% of your account value. If your Highest Anniversary Value benefit base was $40,000 before the withdrawal, it would be reduced by $16,000 ($40,000 * 40%) and your new Highest Anniversary Value benefit base after the withdrawal would be $24,000 ($40,000 – $16,000).

Withdrawals after the date of death of the owner (or surviving owner if there are joint owners) reduce the benefit base by the dollar amount your account value is reduced.

How divorce may affect your Guaranteed Minimum Death Benefit

If you and your spouse become divorced after you purchase a contract with a Guaranteed Minimum Death Benefit, we will not divide the Guaranteed Minimum Death Benefit as part of the divorce settlement or judgement. If you and your spouse are joint owners and you subsequently divorce, only upon submission of the necessary documentation to change the ownership of the contract to only one of the ex-spouses
will we drop the other
ex-spouse
as a joint owner.
If the ownership is not changed before one of the
ex-spouses
dies, the Guaranteed Minimum Death Benefit will not be payable
.
As noted earlier, the charge for the Guaranteed Minimum Death Benefit does not end on the transfer of ownership.

As a result of the divorce, you may be required to withdraw amounts from the contract to be paid to your ex-spouse.
Any

such withdrawal will reduce the Guaranteed Minimum Death Benefit amount pro rata (and therefore possibly by more than the amount withdrawn), and a withdrawal charge and the death benefit’s charge may also apply.

Payment of Death Benefits

Your beneficiary and payment of benefit

You designate your beneficiary when you apply for your contract. You may change your beneficiary at any time while you are alive and the contract is in force. The change will be effective as of the date the written request is executed, whether or not you are living on the date the change is received in our processing office. We are not responsible for any beneficiary change request that we do not receive. We will send you a written confirmation when we receive your request.

Under joint owner contracts, the surviving owner is considered the beneficiary, and will take the place of any other beneficiary. Under a contract with a non-natural owner that has joint annuitants, the surviving annuitant is considered the beneficiary, and will take the place of any other beneficiary. In a QP contract, the beneficiary must be the plan trust. Where an IRA contract is owned in a custodial individual retirement account, the custodian must be the beneficiary.

In general, if the annuitant dies, the owner will become the annuitant, and the death benefit is not payable.

Equitable Access Account

If the beneficiary is a natural person (i.e., not an entity such as a corporation or a trust) and so elects, death benefit proceeds can be paid through the “Equitable Access Account,” which is a draft account that works in certain respects like an interest-bearing checking account. In that case, we will send the beneficiary a draftbook, and the beneficiary will have immediate access to the proceeds by writing a draft for all or part of the amount of the death benefit proceeds. The Company will retain the funds until a draft is presented for payment. Interest on the Equitable Access Account is earned from the date we establish the account until the account is closed by your beneficiary or by us if the account balance falls below the minimum balance requirement, which is currently $1,000. The Equitable Access Account is part of the Company’s general account and is subject to the claims of our creditors. We will receive any investment earnings during the period such amounts remain in the general account. The Equitable Access Account is not a bank account or a checking account and it is not insured by the FDIC. Funds held by insurance companies in the general account are guaranteed by the respective state guaranty association.

Effect of the owner’s death

In general, if the owner dies while the contract is in force, the contract terminates and the applicable death benefit is paid. For joint owner contracts, the death benefit is payable upon the death of the surviving owner.

There are various circumstances, however, in which the contract can be continued by a successor owner or under a beneficiary continuation option (“BCO”). For contracts with spouses who are joint owners, the surviving spouse will automatically be able to continue the contract under the “spousal continuation” feature or under our beneficiary continuation option, as discussed below.

If you are the sole owner, your surviving spouse beneficiary may have the option to:

•	take the death benefit proceeds in a lump sum;

•	continue the contract as a successor owner under “spousal continuation” (if your spouse is the sole primary beneficiary) or under our beneficiary continuation option, as discussed below; or

•	roll the death benefit proceeds over into another contract.

If your surviving spouse rolls over the death benefit proceeds into a contract issued by us, the death proceeds will remain invested in this contract until your spouse’s new contract is issued. The amount of the death benefit will be calculated to equal the greater of the account value (as of the date your spouse’s new contract is issued) and the applicable guaranteed minimum death benefit (as of the date of your death). This means that the death benefit proceeds could vary up or down, based on investment performance, until your spouse’s new contract is issued.

For NQ contracts, if the surviving joint owner is not the surviving spouse, or, for single owner contracts, if the beneficiary is not the surviving spouse, federal income tax rules generally require payments of amounts under the contract to be made within five years of an owner’s death (the “5-year rule”). In certain cases, an individual beneficiary or non-spousal surviving joint life may opt to receive payments over his/her life (or over a period not in excess of his/her life expectancy) if payments commence within one year of the owner’s death. Any such election must be made in accordance with our rules at the time of death.

Non-spousal Contract Continuation

Any amount payable under the contract must be fully paid to the surviving joint life within five years, unless one of the exceptions described here applies. The surviving joint owner may instead elect to take an installment payout or an annuity payout option we may offer at the time under the contract, provided payments begin within one year of the deceased joint owner’s death. If an annuity or installment payout is elected, the contract terminates and a supplemental contract is issued.

A surviving non-spousal joint owner can elect to (1) take a lump sum payment; (2) take an installment payout or an annuity payout option we may offer at the time under the contract within one year; (3) continue the contract for up to five years; or (4) continue the contract under the beneficiary continuation option discussed below.

If the contract continues, the guaranteed minimum death benefit and charge will then be discontinued. Withdrawal charges, if applicable under your Series B contract, will no longer apply, and no additional contributions will be permitted.

Spousal Continuation

For joint owner NQ contracts, when the first spouse dies no death benefit is paid, and the contract continues as follows:

•	The guaranteed benefits continue.

•	If the deceased spouse was the annuitant, the surviving spouse becomes the annuitant. If the deceased spouse was a joint annuitant, the contract will become a single annuitant contract.

•	The withdrawal charge schedule, if applicable, remains in effect.

If you are the contract owner and your spouse is the sole primary beneficiary, your spouse may elect to continue the contract as successor owner upon your death. Spousal beneficiaries (who are not a joint life) must be
98 or younger at the time of continuation in order to continue the contract under spousal continuation. The determination of spousal status is made under applicable state law. However, in the event of a conflict between federal and state law, we follow federal rules.

Upon your death, the spouse beneficiary (under a single owner contract), may also elect to receive the death benefit or continue the contract under our beneficiary continuation option.

In general, withdrawal charges will no longer apply to contributions made before your death. Withdrawal charges if applicable will apply if subsequent contributions are made.

Beneficiary Continuation Option

This feature permits a designated individual, on the contract owner’s death, to maintain a contract with the deceased contract owner’s name on it and receive distributions under the contract, instead of receiving the amount payable under the contract in a single sum. We generally make this option available to beneficiaries under traditional IRA, Roth IRA and NQ contracts, subject to state availability. For traditional and Roth IRAs, depending on the beneficiary, this option may be restricted due to the changes made by the Setting Every Community Up for Retirement Enhancement Act (“SECURE Act”) enacted at the end of 2019. Please speak with your financial professional or see Appendix “State contract availability and/or variations of certain features and benefits” for further information.

Where an IRA contract is owned in a custodial individual retirement account, the custodian may reinvest the death benefit in an individual retirement annuity contract, using the account beneficiary as the annuitant. Depending on the beneficiary, this option may be restricted due to the changes made by the SECURE Act. Please speak with your financial professional for further information.

Beneficiary continuation option for traditional IRA and Roth IRA contracts only.
 The beneficiary continuation option must be elected by September 30th of the year following the calendar year of your death and before any other inconsistent election is made. Beneficiaries who do not make a timely election will not be eligible for this option.
Only specified individuals who are “eligible designated beneficiaries” or “EDBs” may stretch post-death payments over the beneficiary’s life expectancy. See “required minimum distributions after your death” later in this Prospectus under “Tax Information.” Individual beneficiaries who do not have EDB status (including beneficiaries named by the original beneficiary to receive any remaining interest after the death of the original beneficiary) must take out any remaining interest in the IRA or plan within 10 years of the applicable death.

Under the beneficiary continuation option for IRA and Roth IRA contracts:

•	The contract continues with your name on it for the benefit of your beneficiary.

•	The beneficiary replaces the deceased owner as annuitant.

•	This feature is only available if the beneficiary is an individual. Certain trusts with only individual beneficiaries will be treated as individuals for this purpose.

•	If there is more than one beneficiary, each beneficiary’s share will be separately accounted for. It will be distributed over the beneficiary’s own life expectancy, if payments over life expectancy are chosen by an EDB.

•	An EDB who chooses to receive annual payments over his life expectancy should consult his tax adviser about selecting Segments that provide sufficient liquidity to satisfy the payout requirements under this option.

•	The minimum amount that is required in order to elect the beneficiary continuation option is $5,000 for each beneficiary.

•	The beneficiary may choose at any time to withdraw all or a portion of the account value and no withdrawal charges, if any, will apply.

•	Any partial withdrawal must be at least $300.

•	Your beneficiary will have the right to name a beneficiary to receive any remaining interest in the contract.

•	Any guaranteed minimum death benefit will no longer be in effect.

•	Upon the death of your beneficiary, the following distribution rules will apply to the subsequent beneficiary named by your beneficiary: (1) if your beneficiary is an EDB, the subsequent beneficiary must withdraw any remaining amount within ten years of your beneficiary’s death; or (2) if your beneficiary is not an EDB, the subsequent beneficiary must withdraw any remaining amount within 10 years of your death. The option elected will be processed when we receive satisfactory proof of death, any required instructions for the method of payment and any required information and forms necessary to effect payment.

•
For beneficiaries who are required to take the entire interest within 10 years, we offer our post-death automatic RMD option to help the beneficiary meet the RMD requirements if the deceased owner died on or after the Required Beginning Date. We calculate post-death RMD payments using the beneficiary’s life expectancy determined in accordance with IRS tables. Instead of electing our post-death automatic RMD option, your beneficiary may choose to calculate the required amount themselves and request partial withdrawals. Regardless of whether your beneficiary elects this option, any remaining amounts will be distributed to your beneficiary by the end of the 10th calendar year following the year of your death. It is the beneficiary’s responsibility to ensure compliance with the post-death RMD rules under federal tax law.

Beneficiary continuation option for NQ contracts only.
This feature may only be elected when the NQ contract owner dies before the annuity maturity date, whether or not the owner and the annuitant are the same person. For purposes of this discussion, “beneficiary” refers to the successor owner who elects this feature. This feature must be elected within 9 months following the date of your death and before any other inconsistent election is made. Beneficiaries who do not make a timely election will not be eligible for this option.

Generally, payments will be made once a year to the beneficiary over the beneficiary’s life expectancy, determined on a term certain basis and in the year payments start. These payments must begin no later than one year after the date of your death and are referred to as “scheduled payments.” The beneficiary may choose the
“5-year
rule” instead of scheduled payments over life expectancy. If the beneficiary chooses the
5-year
rule, there will be no scheduled payments. Under the
5-year
rule, the beneficiary may take withdrawals as desired, but the entire account value must be fully withdrawn by the fifth anniversary of your death.

Under the beneficiary continuation option for NQ contracts:

•	This feature is only available if the beneficiary is an individual. It is not available for any entity such as a trust, even if all of the beneficiaries of the trust are individuals.

•	The beneficiary automatically replaces the existing annuitant.

•	The contract continues with your name on it for the benefit of your beneficiary.

•	If there is more than one beneficiary, each beneficiary’s share will be separately accounted for. It will be distributed over the respective beneficiary’s own life expectancy, if scheduled payments are chosen.

•	The minimum amount that is required in order to elect the beneficiary continuation option is $5,000 for each beneficiary.

•	No additional contributions will be permitted.

•	If the beneficiary chooses the
“5-year
rule,” withdrawals may be made at any time. If the beneficiary instead chooses scheduled payments, the beneficiary may also take withdrawals, in addition to scheduled payments, at any time.

•	Any partial withdrawals must be at least $300.

•	Your beneficiary will have the right to name a beneficiary to receive any remaining interest in the contract on the beneficiary’s death.

•	Any guaranteed minimum death benefit will no longer be in effect.

•	Upon the death of your beneficiary, the beneficiary he or she has named has the option to either continue taking

Benefits Available [Table Text Block]
Summary of Benefits

The following tables summarize important information about the benefits available under the contract.

Death Benefits

These death benefits are available during the accumulation phase:

Name of Benefit	Purpose	Standard/ Optional	Annual Fee		Brief Description of Restrictions/ Limitations
			Max	Current
Standard Death Benefit	Guarantees beneficiaries will receive a benefit equal to your account value.	Standard	No Additional Charge
•
Available only at contract purchase
•
Available to contract holder age 76 and older
•
Payment of a Death Benefit from a Segment before the end of the term could significantly reduce the value of the Death Benefit due to the Segment Interim Value adjustment

Return of Premium Death Benefit	Guarantees beneficiaries will receive a benefit at least equal to the greater of your account value or your contributions less adjusted withdrawals.	Standard	No Additional Charge
•
Available only at contract purchase
•
Available only to contract holder age 75 or younger
•
Withdrawals could significantly reduce or terminate the benefit
•
Generally no additional contributions are permitted under the contract after age 75
•
Payment of a Death Benefit from a Segment before the end of the term could significantly reduce the value of the Death Benefit due to the Segment Interim Value adjustment

Highest Anniversary Value Death Benefit	Locks in highest adjusted anniversary account value as minimum death benefit.	Optional	0.25% (1)
•
Available only to contract holder age 75 or younger
•
Withdrawal could significantly reduce or terminate benefit
•
Generally no additional contributions are permitted under the contract after age 75
•
If elected, you will not get the Return of Premium Death Benefit
•
Payment of a Death Benefit from a Segment before the end of the term could significantly reduce the value of the Death Benefit due to the Segment Interim Value adjustment

Greater of Death Benefit	Guarantees the beneficiaries will receive the Greater of benefit base.	Optional	0.75% (1)
•
Available only to contract holder age 75 or younger
•
Withdrawals could significantly reduce or terminate benefit
•
Generally no additional contributions are permitted under the contract after age 75
•
If elected, you will not get the Return of Premium Death Benefit
•
Payment of a Death Benefit from a Segment before the end of the term could significantly reduce the value of the Death Benefit due to the Segment Interim Value adjustment

(1)	Expressed as an annual percentage of the applicable benefit base.

Other Benefits

These other benefits are available during the accumulation phase:

Name of Benefit	Purpose	Standard/ Optional	Annual Fee		Brief Description of Restrictions/Limitations
			Max	Current

General Dollar Cap Averaging	Transfer account value to selected Segments on a regular basis to potentially reduce the impact of market volatility.	Optional	No Charge		• $25,000 minimum to begin program • Cannot be elected if rate hold is elected

Special Dollar Cap Averaging	Transfer account value to Segments on a regular basis to potentially reduce the impact of market volatility.	Optional	No Charge
•
$25,000 minimum to begin program
•
Cannot be elected if rate hold is elected
•
Only available for Series B contracts
•
Must be elected at contract purchase
•
Only contributions received during the first 3 or 6 months, as applicable, are eligible

Item 17. Investment Options [Line Items]
Investment Options (N-4) [Text Block]
Appendix: Investment Options available under the contract

Index-Linked Options

The following is a list of Segments of the SIO currently available under the contract. We may change the features of the Segments listed below (including the Index and the current limits on Index gains and losses), offer new Segments, and terminate existing Segments. We will provide you with written notice before making any changes other than changes to current limits on Index gains. Information about current limits on index gains is available at www.equitable.com/scspremier. See “Structured Investment Option” in “Purchasing the contract” for additional information about the Indices, the Segment Rate of Return calculation methods, and the operation of the Segment Buffer, Performance Cap Rate, Participation Rate, and Step Rate.

Note: If amounts are removed from a Segment before the Segment Maturity Date, we will apply a Segment Interim Value adjustment. This may result in a significant reduction in your account value that could exceed any protection from Index loss that would be in place if you held the option until the Segment Maturity Date. See “Adjustments with respect to early distributions from Segments” in “Charges, Expenses, and Adjustments” for more information about Segment Interim Value.

Minimum Limit on Index Gain for the Life of the Segment
Index	Type of Index	Segment Duration	Segment Rate of Return Calculation Method	Current Limit on Index Loss if held until Segment Maturity Date (Segment Buffer)	Performance Cap Rate	Participation Rate	Step Rate
S&P 500 Price Return Index*	Market Index	6 year 1 year	Standard	-10%; -15%; -20%; -40% -10%; -15%; -20%; -40%	12% 2%	100% 100%	NA NA
Russell 2000 ® Price Return Index*	Market Index	6 year 1 year	Standard	-10%; -15%; -20%; -40% -10%; -15%; -20%; -40%	12% 2%	100% 100%	NA NA
MSCI EAFE Price Return Index*	Market Index	6 year 1 year	Standard	-10%; -15%; -20%; -40% -10%; -15%; -20%; -40%	12% 2%	100% 100%	NA NA
NASDAQ-100 Price Return Index*	Market Index	6 year 1 year	Standard	-10%; -15%; -20%; -40% -10%; -15%; -20%; -40%	12% 2%	100% 100%	NA NA
S&P 500 Price Return Index*	Market Index	6 year 1 year	Step Up	-10%; -20%; -40% -10%; -15%; -20%; -40%	12% 2%	100% 100%	NA NA
Russell 2000 ® Price Return Index*	Market Index	1 year	Step Up	-10%; -15%; -20%; -40%	2%	100%	NA
MSCI EAFE Price Return Index*	Market Index	1 year	Step Up	-10%; -15%; -20%; -40%	2%	100%	NA
NASDAQ-100 Price Return Index*	Market Index	1 year	Step Up	-10%; -15%; -20%; -40%	2%	100%	NA
S&P 500 Price Return Index*	Market Index	6 year 1 year	Dual Direction	-10%; -15%; -20%; -40% -10%; -15%; -20%	12% 2%	100% 100%	NA NA
Russell 2000 ® Price Return Index*	Market Index	6 year 1 year	Dual Direction	-10%; -15%; -20%; -40% -10%; -15%; -20%	12% 2%	100% 100%	NA NA
MSCI EAFE Price Return Index*	Market Index	6 year 1 year	Dual Direction	-10%; -15%; -20%; -40% -10%; -15%; -20%	12% 2%	100% 100%	NA NA
NASDAQ-100 Price Return Index*	Market Index	6 year 1 year	Dual Direction	-10%; -15%; -20%; -40% -10%; -15%; -20%	12% 2%	100% 100%	NA NA
S&P 500 Price Return Index*	Market Index	6 year 1 year	Dual Step Up	-10%; -20%; -40% -10%; -15%; -20%; -40%	12% 2%	100% 100%	NA NA
Russell 2000 ® Price Return Index*	Market Index	6 year 1 year	Dual Step Up	-10%; -20%; -40% -10%; -15%; -20%; -40%	12% 2%	100% 100%	NA NA
MSCI EAFE Price Return Index*	Market Index	6 year 1 year	Dual Step Up	-10%; -20%; -40% -10%; -15%; -20%; -40%	12% 2%	100% 100%	NA NA
NASDAQ-100 Price Return Index*	Market Index	6 year 1 year	Dual Step Up	-10%; -20%; -40% -10%; -15%; -20%; -40%	12% 2%	100% 100%	NA NA
S&P 500 Price Return Index*	Market Index	1 year	Enhanced Upside	-10%	2%	125%	NA
S&P 500 Price Return Index*	Market Index	6 year 1 year	Dual Step Tier	-10%; -20% -10%	12% 2%	100% 100%	1% 1%

Minimum Limit on Index Gain for the Life of the Segment
Index	Type of Index	Segment Duration	Segment Rate of Return Calculation Method	Current Limit on Index Loss if held until Segment Maturity Date (Segment Buffer)	Performance Cap Rate	Participation Rate	Step Rate
Russell 2000 ® Price Return Index*	Market Index	6 year 1 year	Dual Step Tier	-10%; -20% -10%	12% 2%	100% 100%	1% 1%
MSCI EAFE Price Return Index*	Market Index	6 year 1 year	Dual Step Tier	-10%; -20% -10%	12% 2%	100% 100%	1% 1%
NASDAQ-100 Price Return Index*	Market Index	6 year 1 year	Dual Step Tier	-10%; -20% -10%	12% 2%	100% 100%	1% 1%
S&P 500 Price Return Index*	Market Index	6 year	Best Entry	-10%	12%	100%	NA
*
The Index is a “price return” index, not a “total return” index, and therefore the performance of the Index does not reflect dividends declared by any of the companies included in the Index, reducing the Index return. As a result, the Index will underperform a direct investment in the securities composing the Index.

		We may change the Indices and/or Segment Options, but we will always offer a Segment Option with a Segment Buffer that protects the first 10% of loss. In the future, we may offer other Segment Options that do not provide any downside protection which would mean there is a risk of loss of the entire amount invested. Our minimum Performance Cap Rate for 6 year Segments is 12% (2% for 1 year Segments). Our minimum Participation Rate is 100%. Our minimum Step Rate is 1%. We will not open a Segment with a Performance Cap Rate, Participation Rate, and Step Rate (if applicable) below the applicable minimum rate.
Index-Linked Option [Line Items]
Index-Linked Options Available, Legend [Text Block]
Index-Linked Options

The following is a list of Segments of the SIO currently available under the contract. We may change the features of the Segments listed below (including the Index and the current limits on Index gains and losses), offer new Segments, and terminate existing Segments. We will provide you with written notice before making any changes other than changes to current limits on Index gains. Information about current limits on index gains is available at www.equitable.com/scspremier. See “Structured Investment Option” in “Purchasing the contract” for additional information about the Indices, the Segment Rate of Return calculation methods, and the operation of the Segment Buffer, Performance Cap Rate, Participation Rate, and Step Rate.

Note: If amounts are removed from a Segment before the Segment Maturity Date, we will apply a Segment Interim Value adjustment. This may result in a significant reduction in your account value that could exceed any protection from Index loss that would be in place if you held the option until the Segment Maturity Date. See “Adjustments with respect to early distributions from Segments” in “Charges, Expenses, and Adjustments” for more information about Segment Interim Value.

Index-Linked Options Available [Table Text Block]

Minimum Limit on Index Gain for the Life of the Segment
Index	Type of Index	Segment Duration	Segment Rate of Return Calculation Method	Current Limit on Index Loss if held until Segment Maturity Date (Segment Buffer)	Performance Cap Rate	Participation Rate	Step Rate
S&P 500 Price Return Index*	Market Index	6 year 1 year	Standard	-10%; -15%; -20%; -40% -10%; -15%; -20%; -40%	12% 2%	100% 100%	NA NA
Russell 2000 ® Price Return Index*	Market Index	6 year 1 year	Standard	-10%; -15%; -20%; -40% -10%; -15%; -20%; -40%	12% 2%	100% 100%	NA NA
MSCI EAFE Price Return Index*	Market Index	6 year 1 year	Standard	-10%; -15%; -20%; -40% -10%; -15%; -20%; -40%	12% 2%	100% 100%	NA NA
NASDAQ-100 Price Return Index*	Market Index	6 year 1 year	Standard	-10%; -15%; -20%; -40% -10%; -15%; -20%; -40%	12% 2%	100% 100%	NA NA
S&P 500 Price Return Index*	Market Index	6 year 1 year	Step Up	-10%; -20%; -40% -10%; -15%; -20%; -40%	12% 2%	100% 100%	NA NA
Russell 2000 ® Price Return Index*	Market Index	1 year	Step Up	-10%; -15%; -20%; -40%	2%	100%	NA
MSCI EAFE Price Return Index*	Market Index	1 year	Step Up	-10%; -15%; -20%; -40%	2%	100%	NA
NASDAQ-100 Price Return Index*	Market Index	1 year	Step Up	-10%; -15%; -20%; -40%	2%	100%	NA
S&P 500 Price Return Index*	Market Index	6 year 1 year	Dual Direction	-10%; -15%; -20%; -40% -10%; -15%; -20%	12% 2%	100% 100%	NA NA
Russell 2000 ® Price Return Index*	Market Index	6 year 1 year	Dual Direction	-10%; -15%; -20%; -40% -10%; -15%; -20%	12% 2%	100% 100%	NA NA
MSCI EAFE Price Return Index*	Market Index	6 year 1 year	Dual Direction	-10%; -15%; -20%; -40% -10%; -15%; -20%	12% 2%	100% 100%	NA NA
NASDAQ-100 Price Return Index*	Market Index	6 year 1 year	Dual Direction	-10%; -15%; -20%; -40% -10%; -15%; -20%	12% 2%	100% 100%	NA NA
S&P 500 Price Return Index*	Market Index	6 year 1 year	Dual Step Up	-10%; -20%; -40% -10%; -15%; -20%; -40%	12% 2%	100% 100%	NA NA
Russell 2000 ® Price Return Index*	Market Index	6 year 1 year	Dual Step Up	-10%; -20%; -40% -10%; -15%; -20%; -40%	12% 2%	100% 100%	NA NA
MSCI EAFE Price Return Index*	Market Index	6 year 1 year	Dual Step Up	-10%; -20%; -40% -10%; -15%; -20%; -40%	12% 2%	100% 100%	NA NA
NASDAQ-100 Price Return Index*	Market Index	6 year 1 year	Dual Step Up	-10%; -20%; -40% -10%; -15%; -20%; -40%	12% 2%	100% 100%	NA NA
S&P 500 Price Return Index*	Market Index	1 year	Enhanced Upside	-10%	2%	125%	NA
S&P 500 Price Return Index*	Market Index	6 year 1 year	Dual Step Tier	-10%; -20% -10%	12% 2%	100% 100%	1% 1%

Minimum Limit on Index Gain for the Life of the Segment
Index	Type of Index	Segment Duration	Segment Rate of Return Calculation Method	Current Limit on Index Loss if held until Segment Maturity Date (Segment Buffer)	Performance Cap Rate	Participation Rate	Step Rate
Russell 2000 ® Price Return Index*	Market Index	6 year 1 year	Dual Step Tier	-10%; -20% -10%	12% 2%	100% 100%	1% 1%
MSCI EAFE Price Return Index*	Market Index	6 year 1 year	Dual Step Tier	-10%; -20% -10%	12% 2%	100% 100%	1% 1%
NASDAQ-100 Price Return Index*	Market Index	6 year 1 year	Dual Step Tier	-10%; -20% -10%	12% 2%	100% 100%	1% 1%
S&P 500 Price Return Index*	Market Index	6 year	Best Entry	-10%	12%	100%	NA
*
The Index is a “price return” index, not a “total return” index, and therefore the performance of the Index does not reflect dividends declared by any of the companies included in the Index, reducing the Index return. As a result, the Index will underperform a direct investment in the securities composing the Index.

We may change the Indices and/or Segment Options, but we will always offer a Segment Option with a Segment Buffer that protects the first 10% of loss. In the future, we may offer other Segment Options that do not provide any downside protection which would mean there is a risk of loss of the entire amount invested. Our minimum Performance Cap Rate for 6 year Segments is 12% (2% for 1 year Segments). Our minimum Participation Rate is 100%. Our minimum Step Rate is 1%. We will not open a Segment with a Performance Cap Rate, Participation Rate, and Step Rate (if applicable) below the applicable minimum rate.

The following is a list of Fixed Options currently available under the Contract. We may change the features of the Fixed Options listed below, offer new Fixed Options, and terminate existing Fixed Options. We will provide you with written notice before doing so. See “Guaranteed interest option” in “Purchasing your contract” for information about the GIO, “Dollar Cap Averaging Programs” in “Benefits available under the contract” for information about the Dollar Cap Averaging Accounts, and “SIO” in “Purchasing your contract” for information about the Segment Type Holding Accounts”.

Name	Term	Minimum Guaranteed Interest Rate
Guaranteed Interest Option	NA	0.15%
General Dollar Cap Averaging Account	3- 6 months	0.15%
Special Dollar Cap Averaging Account	3-6 months	0.15%
Segment Type Holding Account	NA	0.15%

Fixed Option [Line Items]
Fixed Options Available Legend [Text Block]
The following is a list of Fixed Options currently available under the Contract. We may change the features of the Fixed Options listed below, offer new Fixed Options, and terminate existing Fixed Options. We will provide you with written notice before doing so. See “Guaranteed interest option” in “Purchasing your contract” for information about the GIO, “Dollar Cap Averaging Programs” in “Benefits available under the contract” for information about the Dollar Cap Averaging Accounts, and “SIO” in “Purchasing your contract” for information about the Segment Type Holding Accounts”.

Name	Term	Minimum Guaranteed Interest Rate
Guaranteed Interest Option	NA	0.15%
General Dollar Cap Averaging Account	3- 6 months	0.15%
Special Dollar Cap Averaging Account	3-6 months	0.15%
Segment Type Holding Account	NA	0.15%

Fixed Options Available [Table Text Block]

Name	Term	Minimum Guaranteed Interest Rate
Guaranteed Interest Option	NA	0.15%
General Dollar Cap Averaging Account	3- 6 months	0.15%
Special Dollar Cap Averaging Account	3-6 months	0.15%
Segment Type Holding Account	NA	0.15%

Item 31A. Non-Variable Annuities [Line Items]
Non-variable Annuities [Table Text Block]
ITEM 31A.	INFORMATION ABOUT CONTRACTS WITH INDEX-LINKED OPTIONS AND FIXED OPTIONS SUBJECT TO A CONTRACT ADJUSTMENT

(a)

Name of the Contract	Number of Contracts Outstanding	Total value attributable to the Index- Linked Option and/or Fixed Option subject to a Contract Adjustment	Number of Contracts sold during the prior calendar year	Gross premiums received during the prior calendar year	Amount of Contract value redeemed during the prior calendar year	Combination Contract (Yes/No)
Structured Capital Strategies ® Premier	5	704,267	5	708,279	0	No

Non-variable Annuities [Line Items]
Non-variable Annuities, Name		Structured Capital Strategies® Premier
Non-variable Annuities, Number Outstanding | CONTRACTS		5
Non-variable Annuities, Total Value		$ 704,267
Non-variable Annuities, Number Sold | Year		5
Non-variable Annuities, Gross Premiums		$ 708,279
Non-variable Annuities, Value Redeemed		$ 0
Non-variable Annuities, Combination [Flag]		false
Standard Death Benefit [Member]
Item 10. Benefits Available [Line Items]
Name of Benefit [Text Block]		Standard Death Benefit
Purpose of Benefit [Text Block]		Guarantees beneficiaries will receive a benefit equal to your account value.
Standard Benefit [Flag]		true
Standard Benefit Expense (of Benefit Base), Current [Percent]		0.00%
Brief Restrictions / Limitations [Text Block]
•
Available only at contract purchase
•
Available to contract holder age 76 and older
•
Payment of a Death Benefit from a Segment before the end of the term could significantly reduce the value of the Death Benefit due to the Segment Interim Value adjustment

Name of Benefit [Text Block]		Standard Death Benefit
Transfer Fee [Member]
Item 4. Fee Table [Line Items]
Other Transaction Fee (of Other Amount), Footnotes [Text Block]		Currently, we do not charge for transfers among investment options under the contract. However, we reserve the right to charge for transfers among the investment options in excess of 12 transfers per contract year. We will charge no more than $35 for each transfer at the time each transfer is processed. See “Transfer charge” under “Charges that the Company deducts” in “Charges, Expenses, and Adjustments”.
Special Service Charges [Member]
Item 4. Fee Table [Line Items]
Other Transaction Fee (of Other Amount), Footnotes [Text Block]		Special service charges include (1) express mail charge; (2) wire transfer charge; (3) duplicate contract charge; and (4) check preparation charge. The maximum charge for each service is $90. Current charges may increase over time to cover our administrative costs. We may discontinue these services at any time.
Segment Interim Value [Member]
Item 4. Fee Table [Line Items]
Other Transaction Fee (of Other Amount), Footnotes [Text Block]		Applies to withdrawals (including systematic withdrawals and required minimum distributions), surrenders, death benefits, annuitization, contract cancellation, and transfers prior to the Segment Maturity Date. The actual amount of the Segment Interim Value calculation is determined by a formula that depends on, among other things, the Segment Buffer and how the Index has performed since the Segment Start Date. The maximum loss would occur if there is a total distribution for a Segment at a time when the Index price has declined to zero. If you surrender, annuitize, cancel your contract, die, or make a withdrawal, or there is a deduction of the optional death benefit charge, from a Segment before the Segment Maturity Date, the Segment Buffer will not necessarily apply to the extent it would on the Segment Maturity Date. See “Structured Investment Option” for more information.
Return of Premium Death Benefit [Member]
Item 10. Benefits Available [Line Items]
Name of Benefit [Text Block]		Return of Premium Death Benefit
Purpose of Benefit [Text Block]		Guarantees beneficiaries will receive a benefit at least equal to the greater of your account value or your contributions less adjusted withdrawals.
Standard Benefit [Flag]		true
Standard Benefit Expense (of Benefit Base), Current [Percent]		0.00%
Brief Restrictions / Limitations [Text Block]
•
Available only at contract purchase
•
Available only to contract holder age 75 or younger
•
Withdrawals could significantly reduce or terminate the benefit
•
Generally no additional contributions are permitted under the contract after age 75
•
Payment of a Death Benefit from a Segment before the end of the term could significantly reduce the value of the Death Benefit due to the Segment Interim Value adjustment

Name of Benefit [Text Block]		Return of Premium Death Benefit
Highest Anniversary Value Death Benefit [Member]
Item 10. Benefits Available [Line Items]
Name of Benefit [Text Block]		Highest Anniversary Value Death Benefit
Purpose of Benefit [Text Block]		Locks in highest adjusted anniversary account value as minimum death benefit.
Optional Benefit [Flag]		true
Standard Benefit Expense (of Benefit Base), Current [Percent]	[2]	0.25%
Brief Restrictions / Limitations [Text Block]
•
Available only to contract holder age 75 or younger
•
Withdrawal could significantly reduce or terminate benefit
•
Generally no additional contributions are permitted under the contract after age 75
•
If elected, you will not get the Return of Premium Death Benefit
•
Payment of a Death Benefit from a Segment before the end of the term could significantly reduce the value of the Death Benefit due to the Segment Interim Value adjustment

Name of Benefit [Text Block]		Highest Anniversary Value Death Benefit
Greater of Death Benefit [Member]
Item 10. Benefits Available [Line Items]
Name of Benefit [Text Block]		Greater of Death Benefit
Purpose of Benefit [Text Block]		Guarantees the beneficiaries will receive the Greater of benefit base.
Optional Benefit [Flag]		true
Standard Benefit Expense (of Benefit Base), Current [Percent]	[2]	0.75%
Brief Restrictions / Limitations [Text Block]
•
Available only to contract holder age 75 or younger
•
Withdrawals could significantly reduce or terminate benefit
•
Generally no additional contributions are permitted under the contract after age 75
•
If elected, you will not get the Return of Premium Death Benefit
•
Payment of a Death Benefit from a Segment before the end of the term could significantly reduce the value of the Death Benefit due to the Segment Interim Value adjustment

Name of Benefit [Text Block]		Greater of Death Benefit
General Dollar Cap Averaging [Member]
Item 10. Benefits Available [Line Items]
Name of Benefit [Text Block]		General Dollar Cap Averaging
Purpose of Benefit [Text Block]		Transfer account value to selected Segments on a regular basis to potentially reduce the impact of market volatility.
Optional Benefit [Flag]		true
Standard Benefit Expense (of Benefit Base), Current [Percent]		0.00%
Brief Restrictions / Limitations [Text Block]		• $25,000 minimum to begin program • Cannot be elected if rate hold is elected
Name of Benefit [Text Block]		General Dollar Cap Averaging
Special Dollar Cap Averaging [Member]
Item 10. Benefits Available [Line Items]
Name of Benefit [Text Block]		Special Dollar Cap Averaging
Purpose of Benefit [Text Block]		Transfer account value to Segments on a regular basis to potentially reduce the impact of market volatility.
Optional Benefit [Flag]		true
Standard Benefit Expense (of Benefit Base), Current [Percent]		0.00%
Brief Restrictions / Limitations [Text Block]
•
$25,000 minimum to begin program
•
Cannot be elected if rate hold is elected
•
Only available for Series B contracts
•
Must be elected at contract purchase
•
Only contributions received during the first 3 or 6 months, as applicable, are eligible

Name of Benefit [Text Block]		Special Dollar Cap Averaging
Guaranteed Interest Option [Member]
Fixed Option [Line Items]
Fixed Option Available, Name		Guaranteed Interest Option
Fixed Option Available, Minimum Guaranteed Interest Rate [Percent]		0.15%
General Dollar Cap Averaging Account [Member]
Fixed Option [Line Items]
Fixed Option Available, Name		General Dollar Cap Averaging Account
Fixed Option Available, Term		6 months
Fixed Option Available, Minimum Guaranteed Interest Rate [Percent]		0.15%
Special Dollar Cap Averaging Account [Member]
Fixed Option [Line Items]
Fixed Option Available, Name		Special Dollar Cap Averaging Account
Fixed Option Available, Term		6 months
Fixed Option Available, Minimum Guaranteed Interest Rate [Percent]		0.15%
Segment Type Holding Account [Member]
Fixed Option [Line Items]
Fixed Option Available, Name		Segment Type Holding Account
Fixed Option Available, Minimum Guaranteed Interest Rate [Percent]		0.15%
Risk of Loss [Member]
Item 3. Key Information [Line Items]
Risk [Text Block]
Yes.
The contract is subject to the risk of loss. You could lose some or all of your account value depending on the Investment options you choose.

The return on the Segments of the SIO may be negative and there is a risk of substantial loss of your principal and previously credited interest due to negative index performance because you agree to absorb all losses to the extent they exceed the Segment Buffer.
You could lose as much as 60% (for Segments with a -40% Segment Buffer) to 90% (for Segments with a -10% Segment Buffer) of your principal and previously credited interest due to negative index performance on the Segment Maturity Date. We may change the Indices and/or Segment Options in the future, but we will always offer a Segment Option with a Segment Buffer that protects the first 10% of loss.
In the future, we may offer other Segment Options that do not provide any downside protection which would mean there is a risk of loss of the entire amount invested.

For additional information about the risk of loss see “Principal risks of investing in the contract” in the Prospectus.

Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]
Risk of Loss

All investments have risks to some degree and it is possible that you could lose money by investing in the contract. An investment in the contract is not a deposit with a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Not Short Term Investment Risk [Member]
Item 3. Key Information [Line Items]
Risk [Text Block]
No.
The contract is not a short-term investment and is not appropriate for an investor who needs ready access to cash because the contract is designed to provide for the accumulation of retirement savings and income on a long-term basis. As such, you should not use the contract as a short-term investment or savings vehicle. A withdrawal charge may apply in certain circumstances and any withdrawals may also be subject to federal and state income taxes and tax penalties. Amounts removed from a Segment of the SIO prior to the Segment Maturity Date will not receive Index interest, and may result in a negative Segment Interim Value adjustment which could reduce the Segment Investment and death benefit by significantly more than the amount withdrawn.

On the Segment Maturity Date, the value of your maturing Segments will be reallocated according to your instructions on file, assuming that all participation requirements for those allocations are met, and those instructions may include allocations to different Segment Types or to the next available Segment of the same Segment Type. If you have not provided us with maturity instructions for a maturing Segment, then by default the Segment Maturity Value will be transferred to the same Segment Type as the maturing Segment. However, if the next Segment to be created in the Segment Type would have a Segment Maturity Date that is later than your contract maturity date or if that Segment Type has been terminated, we will instead transfer your Segment Maturity Value to the GIO.
		For additional information about the investment profile of the contract see “Fee Table” in the Prospectus.
Investment Options Risk [Member]
Item 3. Key Information [Line Items]
Risk [Text Block]	An investment in the contract is subject to the risk of poor investment performance and can vary depending on the performance of the investment options. Each investment option available under the contract has its own unique risks. You should review the investment options available under the contract before making an investment decision.The Performance Cap Rate of a Segment may limit your participation in positive returns on the Segment Maturity Date. For example, if the Index return is 12% and the Performance Cap Rate is 4%, we will credit 4% (less the Contract Fee) in interest on the Segment Maturity Date, meaning your Segment Investment will increase by 4% (less the Contract Fee).
The Performance Cap Rate may cause your returns under the Segment to be lower than the Index’s returns.
The Segment Buffer of a Segment provides some protection against negative returns on the Segment Maturity Date. The Segment Buffer is the maximum amount of negative interest we will assume and we will credit any negative interest in excess of the Segment Buffer which means you bear all loss that exceeds the Segment Buffer. For example, if the Index return is -25% and the Segment Buffer is -10%, we will credit -15% (the amount that exceeds the Segment Buffer) (less the Contract Fee) on the Segment Maturity Date, meaning your Segment Investment will decrease by 15% (less the Contract Fee).

The Contract Fee will reduce your Segment Rate of Return and a negative return will be more negative. We apply the Contract Fee after applying the Performance Cap Rate, Participation Rate, and Segment Buffer.

All of the Indices we currently offer are “price return” indices, not “total return” indices, and therefore the performance of any Index does not reflect dividends paid on the securities included in the Index. This reduces the Index return, and the Index will underperform a direct investment in the securities composing the Index.

For additional information about the risks associated with investment options see “Structured Investment Option”, in “Purchasing the contract”, as well as, “Principal risks of investing in the contract” and Appendix “Investment Options available under the contract” in the Prospectus.

Insurance Company Risk [Member]
Item 3. Key Information [Line Items]
Risk [Text Block]
An investment in the contract is subject to the risks related to the Company. The Company is solely responsible to the contract owner for the contract’s account value. The general obligations, including the SIO, GIO, and the death benefits, under the contract are supported by our general account and are subject to our claims-paying ability. An owner should look solely to our financial strength for our claims-paying ability. More information about the Company, including our financial strength ratings, may be obtained at https://equitable.com/about-us/financial-strength-ratings.

For additional information about insurance company risks see “About the general account” in “More information” in the Prospectus.

Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]

Insurance Company Risk

•	No company other than us has any legal responsibility to pay amounts that we owe under the contract including amounts allocated to the structured investment option. The general obligations and any guaranteed benefits under the contract are supported by our general account and are subject to our claims-paying ability. You should look solely to our financial strength for our claims-paying ability.

Contract Changes Risk [Member]
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]
Contract Changes Risk

•
We reserve the right to stop accepting any application or contribution from you at any time, including after you purchase the contract. We reserve the right to discontinue the acceptance of, and/or place additional limitations on, contributions into certain investment options, including any of the Segments of the SIO. If you can no longer make contributions, your ability to invest in your contract, increase your account value and, consequently, increase your death benefit, will be limited. You are currently not permitted to make contributions after age 75 if you have a Guaranteed Minimum Death Benefit.

•	We may, at any time, exercise our rights to limit or terminate your contributions, allocations and transfers to any of the investment options and to limit the number of investment options which you may select. Such rights include, among others, removing or substituting investment options, and transferring account value from any investment option to another investment option.

•	We reserve the right to offer any or all Segments more or less frequently or to stop offering any of them (except we will always offer a Segment Option with a Segment Buffer that protects the first 10% of loss) or to suspend offering any or all of them temporarily for some or all contracts. If we stop offering these options, you will be limited to investing in only one Segment Option and the GIO, which is not tied to the performance of an index.

•	We may offer new Segment Types in the future, and we may change the features of a Segment Type between Segments, including the Index, the Segment Buffer, and the Performance Cap Rate (subject to the minimum rates disclosed herein).

Risks Associated with the Guaranteed Interest Option [Member]
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]
Risks Associated with the Guaranteed Interest Option

An allocation to a GIO has various risks associated with it.

•	Because the GIO rate applicable to your contract is redetermined each year, each subsequent declared rate could be lower than your initial rate and could be equal to the minimum rate for the life of your contract. Moreover, even though rates are redetermined, there is no guarantee that the rates applicable to your contract will increase even if other interest rates are rising.

Risks Associated with the Structured Investment Option [Member]
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]
Risks Associated with the Structured Investment Option

An investor is not invested in the Index or in the securities tracked by the Index.

Limiting Negative Returns (Segment Risk of Loss)

There are certain unique risks associated with the Structured Investment Option.

•	There is a risk of a substantial loss of your principal and previously credited interest despite limits on negative index returns because you agree to absorb all losses from the portion of any negative Index Performance Rate that exceeds the Segment Buffer on the Segment Maturity Date. The highest level of protection provided by a single Segment Investment Option is the -40% Segment Buffer (only available on certain Segments) and the lowest level of protection is the -10% Segment Buffer. You could lose as much as 60% (for Segments with a -40% Segment Buffer) to 90% (for Segments with a -10% Segment Buffer) of your principal and previously credited interest due to negative index performance on the Segment Maturity Date.
We may change the Indices and/or Segment Options in the future but we will always offer a Segment Option with a Segment Buffer that protects the first 10% of loss. In the future, we may offer other Segment Options that do not provide any downside protection which would mean there is a risk of loss of the entire amount invested.

—
For example, the -10% Segment Buffer protects your Segment Investment against the first 10% of loss. If the Index Performance Rate declines by more than the Segment Buffer, you will lose an amount equal to 1% of your Segment Investment for every 1% that the Index Performance Rate declines below the Segment Buffer. This means that you could lose up to 60% of your principal and previously credited interest with a -40% Segment Buffer, up to 80% of your principal and previously credited interest with a
-20%
Segment Buffer, up to 85% of your principal and previously credited interest with a -15% Segment Buffer and up to 90% of your principal and previously credited interest with a -10% Segment Buffer. Each time you roll over your Segment Maturity Value into a new Segment you are subject to the same risk of loss as described above.

Limiting Positive Returns (Performance Cap Rates)

•	The Performance Cap Rate is a rate of return from the Segment Start Date to the Segment Maturity Date, and not an annual rate of return, even if the Segment Duration is longer than one year.

•	Your Segment Rate of Return for any Segment is limited by its Performance Cap Rate, if applicable, which could cause your Segment Rate of Return to be lower than it would otherwise be if you invested in a mutual fund designed to track the performance of the applicable Index.

•	The Performance Cap Rate, if applicable, may limit your participation in any increases in the underlying Index associated with a Segment.

•	Each contract series may have different Performance Cap Rates.

•	The Performance Cap Rate for the same Segment may vary between owners but will not be less than the minimum Performance Cap Rate.

•	The Contract Fee is applied cumulatively for 6-year Segments, so the total Contract Fee for a 6-year Segment is 7.5% for Series B contracts and 9% for Select contracts.

•	If you elect a Rate Hold, the rates applicable to your Segments may be worse than the rates otherwise applicable for the same Segments on that Segment Start Date. This means you would, for example, receive lower Performance Cap Rates for your Segments than an owner investing in those same Segments who did not elect a Rate Hold. See “Structured Investment Option — Rate Hold” in “Purchasing the contract” for more information.

•	Other Segments will generally have lower Performance Cap Rates than Standard Segments with the same Index, Segment Duration and Segment Buffer.

•	For Segments with a Participation Rate greater than 100%, the impact from the enhanced Participation Rate on the Segment Rate of Return may be limited by the Performance Cap Rate. This means you will receive the Performance Cap Rate instead of the fully enhanced Index Performance Rate as your Segment Rate of Return if the Index Performance Rate equals or exceeds the Performance Cap Rate.

•	Segment Types with greater protection tend to have lower Performance Cap Rates than other similar Segment Types that use the same Index and duration but provide less protection.

•	Segments with a Participation Rate greater than 100% tend to have lower Performance Cap Rates than Segments without an enhanced Participation Rate.

Risks Related to Withdrawals (Segment Interim Value)

•	There is a risk of loss of principal and previously credited interest in the case of a withdrawal (including a withdrawal or a required minimum distribution), annuitization, death, surrender, a deduction for the optional death benefit fee, contract cancellation, or transfer prior to a Segment Maturity Date due to charges and Segment Interim Value adjustments imposed on those distributions, and this may occur even if index performance has been positive.

•	The method we use in calculating your Segment Interim Value may result in an amount lower than your Segment Investment, even if the corresponding Index has experienced positive investment performance since the Segment Start Date. Also, this amount may be less than the amount you would receive had you held the investment until the Segment Maturity Date.
Because the end-of-term downside protection provided by a Segment Buffer does not apply to the Segment Interim Value, it is theoretically possible that you could lose up to 100% of your investment and previously credited interest in certain extreme scenarios.
This loss will be greater if you also have to pay a withdrawal charge under a Series B contract, or if you have to pay taxes or tax penalties. See “Withdrawals and surrenders” below.

—
If you take a withdrawal, including required minimum distributions, and there is insufficient value in the GIO, the Segment Type Holding Accounts and any dollar cap averaging account, we will withdraw amounts from any active Segments in your contract. Amounts withdrawn from active Segments will be valued using the formula for calculating the Segment Interim Value and will reduce your Segment Investment.

—
If you die, annuitize, cancel or surrender your contract before the Segment Maturity Date, we will pay the Segment Interim Value less a pro rata portion of the applicable Contract Fee and any death benefit charge.

—	Any calculation of the Segment Interim Value will generally be affected by changes in both the volatility and level of the relevant Index, as well as interest rates. The calculation of the Segment Interim Value is linked to various factors, including the value of hypothetical fixed instruments and derivatives as described in “Adjustments with respect to early distributions from Segments” in “Charges, Expenses, and Adjustments” in this Prospectus. The Segment Interim Value will generally be negatively affected by increases in the expected volatility of index prices, interest rate increases, and by poor market performance. Generally, you will not receive the full protection of the Segment Buffer prior to the Segment Maturity Date because the Segment Interim Value only reflects a portion of the downside protection expected to be provided on the Segment Maturity Date. As a Segment moves closer to the Segment Maturity Date, the Segment Interim Value would generally reflect higher realized gains of the Index performance or, in the case of negative performance, increased downside Segment Buffer protection. All other factors being equal, the Segment Interim Value would generally be lower the earlier a withdrawal or surrender is made during a Segment. This means you participate to a lesser extent in upside performance and downside protection the earlier you take a withdrawal.

—
The Company’s decision to use investment rates, which are generally higher than swap rates, to calculate the Fair Value of Hypothetical Fixed Instruments component of the Segment Interim Value will result in a lower value for that component relative to using swap rates to calculate that component and, all other things being equal, will result in a lower recalculated Segment Investment if a partial withdrawal is taken from a Segment or a lower withdrawal amount if a full withdrawal is taken from a Segment.

Risks Related to Segments, Segment Returns, and Segment Type Holding Accounts

•	We may, in our sole discretion, not offer certain Segments on one or more Segment Start Dates.

•	We may not offer new Segments of any Segment Type, so certain Segments may not be available for you to transfer your Segment Maturity Value into.

•	On the Segment Maturity Date, the value of your maturing Segments will be reallocated according to your instructions on file, assuming that all participation requirements for those allocations are met. If you have not provided us with maturity instructions for a maturing Segment, then by default the Segment Maturity Value will be transferred to the same Segment Type as the maturing Segment. Our current Performance Cap Rates will apply to the new Segment, which may be lower than the Performance Cap Rate of the maturing Segment. If you decide to remove the amounts that were transferred to the new Segment before the new Segment’s Segment Maturity Date (which may be 1 or 6 years later), the transaction will trigger the Segment Interim Value and may be subject to withdrawal charges, taxes and tax penalties.

•	If the next Segment to be created in the Segment Type would have a Segment Maturity Date that is later than your contract maturity date or if that Segment Type has been terminated, we will instead transfer your Segment Maturity Value to the GIO. The amounts transferred to the GIO may earn a return that is less than the return that could be earned in a different investment option.

•	The amounts held in a Segment Type Holding Account may earn a return that is less than the return you might have earned if those amounts were held in another investment option.

•	The Contract Fee will reduce your Segment Rate of Return and a negative return will be more negative. We apply the Contract Fee after applying the Performance Cap Rate, Participation Rate, and Segment Buffer.

•	Because of the way Segment Rate of Return is calculated for Step Up Segments, when the Index Performance Rate is near zero, a very small difference in the Index of Performance Rate on the Segment Maturity Date can result in a very different Segment Rate of Return. For example, if the Performance Cap Rate is 8.00% and the Index Performance Rate is 0.00% on the Segment Maturity Date, the Segment Rate of Return would be 8.00%. However, if the Index Performance Rate had instead been -0.01% on the Segment Maturity Date the Segment Rate of Return would be 0.00%.

•	Because of the way the Segment Rate of Return is calculated for Dual Direction Segments:

—
When the Index Performance Rate is near the Segment Buffer, a very small difference in the Index Performance Rate on the Segment Maturity Date can result in a very different Segment Rate of Return. For example, for a Dual Direction Segment with a -20% Segment Buffer, if the Index Performance Rate is -20.00% on the Segment Maturity Date the Segment Rate of Return is 20.00% (less the Contract Fee), the absolute value of the negative performance, whereas, if the Index Performance Rate is -20.01% on the Segment Maturity Date the Segment Rate of Return is -0.01% (less the Contract Fee).

—
The Segment Rate of Return may be greater for negative Index Performance Rates than for the corresponding positive Index Performance Rates. For example, for a Dual Direction Segment with a Performance Cap Rate of 10% and a -15% Segment Buffer, which credits the absolute value to the Segment Buffer, if the Index Performance Rate is -14% on the Segment Maturity Date the Segment Rate of Return is 14% (less the Contract Fee) whereas, if the Index Performance Rate is 14% on the Segment Maturity Date the Segment Rate of Return is 10% (less the Contract Fee).

•	Because of the way Segment Rate of Return is calculated for Dual Step Tier Segments, when the Index Performance

Rate is near the Segment Buffer, a very small difference in the Index Performance Rate on the Segment Maturity Date can result in a very different Segment Rate of Return. For example, if the Step Rate is 9%, the Segment Buffer is -10% and the Index Performance Rate is -10.00% on the Segment Maturity Date, the Segment Rate of Return would be 9% (less the Contract Fee) whereas, if the Index Performance Rate is -10.01% on the Segment Maturity Date the Segment Rate of Return is -0.01% (less the Contract Fee).

•	Your Segment Maturity Value is subject to application of the Performance Cap Rate for positive and flat Index Performance Rates and the Segment Buffer for negative Index Performance Rates. For all Segments your Segment Maturity Value is not affected by the price of the Index on any date between the Segment Start Date and the Segment Maturity Date.

•	In the highly unlikely event we were forced to stop offering new Segments, contract owners would be limited to transferring or contributing to the other investment options. You could choose to surrender your contract, but you may be subject to withdrawal charges, taxes, and tax penalties, and if you purchase another retirement vehicle, it may have different features, fees, and risks than your annuity contract. If you are buying the annuity contract for the Structured Investment Option, you should speak to your financial adviser as to whether this product is suitable for you.

Risks Related to Indices

•	The Segments track the performance of an Index. By investing in the Structured Investment Option, you are not actually invested in an Index or any underlying securities tracked by the Index. However, the Segments are indirectly exposed to the investment risks associated with the Indices they track. Because the Indices are composed of other securities, they are subject to market risk and issuer risk.

•	As an investor in the Segment, you will not have voting rights or rights to receive cash dividends or other distributions or other rights that holders of the shares of the funds or holders of securities comprising the indices would have.

•	Price return indices only consider price changes and do not account for dividends or other distributions paid out by the underlying securities, which can significantly contribute to long-term returns.

•
Market Risk
.
Values of securities composing an Index can fluctuate, and sometimes wildly fluctuate, in response to changes in the financial condition of a company as well as general market, economic or political conditions. All of the Indices are exposed to market risk.

•	Large Cap Risk. In general, it is more difficult for large-capitalization companies to change their strategies quickly in response to changes in their industries.

Large-capitalization companies are typically more well-established and have lower growth rates than small-capitalization companies. The S&P 500 Price Return Index and the NASDAQ-100 Price Return Index are comprised of large-cap companies.

•
Small Cap Risk.
 Compared to large-capitalization companies, small-capitalization companies may be less stable and more susceptible to adverse developments. They may also be more volatile and less liquid than more established large-capitalization companies. The Russell 2000
®
Price Return Index is comprised of small-cap companies.

•
Foreign Securities Risk.
Foreign securities and Indices with exposure to non-U.S. companies and securities, especially in emerging and frontier markets, involve risks not associated with U.S. securities and U.S. companies. The MSCI EAFE Price Return Index, the MSCI Emerging Markets Price Return Index, and the NASDAQ-100 Price Return Index have exposure to foreign securities.

—
Foreign markets may be less liquid, more volatile and subject to less government supervision than domestic markets. Differences between U.S. and foreign legal, political and economic systems, regulatory regimes and market practices also may impact security values. There are greater risks involved with investments linked to emerging market countries and/or their securities markets. Investments in these countries and/or markets may present market, credit, currency, liquidity, legal, political, technical and other risks different from, or greater than, the risks of investing in developed countries. For this purpose, China may be viewed as an emerging market and there may also be significant risks related to investments in China.

—
Indices with exposure to non-U.S. companies and securities, especially in emerging and frontier markets, also include the following risks: the potential for errors in Index data, Index computation, and/or Index construction if information on non-U.S. companies is unreliable or outdated, or if less information about the non-U.S. companies is publicly available due to differences in regulatory, accounting, auditing, and financial recordkeeping standards; the potential significance of such errors on the Index’s performance; limitations on the Company’s ability to oversee the Index provider’s due diligence process over Index data prior to its use in Index computation, construction, and/or rebalancing; and the rights and remedies associated with investments that track an Index comprised of foreign securities may be different from investments that track an Index of domestic securities.

•	Past performance of an Index is not an indication of its future performance.

•	We have the right to substitute an alternative index prior to Segment Maturity if the publication of one or more

Indices is discontinued, or if we no longer have a license agreement with the publishers of the Index, or at our sole discretion we determine that our use of such Indices should be discontinued because hedging instruments become difficult to acquire or the cost of hedging becomes excessive, or if the calculation of one or more of the Indices is substantially changed. The alternative index may not be desirable to you. If we substitute an index for an existing Segment, we would not change the Segment Buffer or Performance Cap Rate. We would attempt to choose a substitute index that has a similar investment objective and risk profile to the replaced Index. The alternative index would be used to calculate performance from the Segment Start Date to the Segment Maturity Date. In addition, we reserve the right to use any or all reasonable methods to end any outstanding Segments that use such Indices. If a similar index cannot be found, we will end the affected Segments prematurely by applying the Segment Performance Cap Rate and Segment Buffer to the actual gains or losses on the original Index as of the date of termination which could result in a loss or less gain than if the Segment had continued to the Segment Maturity Date.

•
If the value for the underlying Index of a Segment is not published by the Index because of an emergency close of the NYSE on the Segment Maturity Date, we will not be able to calculate the Segment Maturity Value, and we will keep your account value in the Segment. Once the underlying Index publishes this value and we have calculated the Segment Maturity Value, we will allocate your Segment Maturity Value in accordance with your instructions. There is no way for us to predict how long it may take the underlying Index to publish the value. There is a risk that waiting for the value could result in a loss or less gain than if the Segment had ended on the original Segment Maturity Date.

Risks Associated with Withdrawals and Surrenders [Member]
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]

Risks Associated with Withdrawals and Surrenders

•	Withdrawals and surrenders may be subject to withdrawal charges, income taxes, and tax penalties.

•	Withdrawals will reduce your account value and death benefit and the amount of the reduction in the guaranteed minimum death benefit may be greater than the dollar amount of the withdrawal.

•	If you take a withdrawal or surrender from a Segment prior to Segment maturity you may receive less than the amount invested and less than the amount you would receive had you held the investment until Segment maturity. See “Segment Interim Value” above.

•	If your account value falls below the applicable minimum account size as a result of a withdrawal, the contract will terminate.

•
If you take a withdrawal or surrender your Series B contract, any applicable withdrawal charge is calculated as a percentage of contributions, not account value. It is possible that the percentage of account value withdrawn could exceed the applicable withdrawal charge percentage. For example, assume you make a onetime contribution of $1,000 at contract issue. If your account value is $800 in contract year 3 and you surrender your contract, a withdrawal charge percentage of 5% is applied. The withdrawal charge would be $50 (5% of the $1,000 contribution). This is a 6.25% reduction of your account value, which results in a cash value of $750 paid to you.

•	We may apply fees if you access your account value during the accumulation period or surrender your contract. For example, in addition to possible tax consequences, you may incur fees for accessing your account value such as a withdrawal charge, transfer fee, third party transfer or exchange fee and/or a charge for any optional benefits.

•	Withdrawals may be subject to income taxes and tax penalties. The minimum partial withdrawal amount is $300. Withdrawals will reduce your account value and optional benefit bases and the amount of the reduction may be greater than the dollar amount of the withdrawal. Excess Withdrawals may terminate or significantly reduce the value of your optional benefits. Certain withdrawals may also terminate your contract. Once you take a withdrawal, you cannot make additional contributions to the contract.

Risks Associated with the Guaranteed Minimum Death Benefits [Member]
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]
Risks Associated with the Guaranteed Minimum Death Benefits

•	If you elect the Highest Anniversary Value Death Benefit OR Greater of Death Benefit, then the Return of Premium Death Benefit will not be included in your contract.

•	Please note that withdrawals under the contract, including a systematic withdrawal, a required minimum distribution, and a free withdrawal under a Series B contract, could reduce the death benefits by substantially more than the amount of the withdrawal.

•	You cannot terminate a Guaranteed Minimum Death Benefit once you elect it. This means that you cannot avoid paying the charge for the Guaranteed Minimum Death Benefit even if you no longer want or need the protection offered by the Guaranteed Minimum Death Benefit. This also means you cannot avoid paying the charge when the account value is higher than your benefit base.

•	You cannot make contributions to the contract once the oldest living owner reaches age 76 (or the first contract date anniversary if later). This means that you will not be able to increase the benefit base through contributions after this date.

Change of OwnerDivorce [Member]
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]

Change of Owner/Divorce

•	If the owner of the contract is changed, generally all guaranteed benefits terminate.

•	If you purchase the contract and subsequently divorce:

—	If a portion of the account value is withdrawn due to divorce, the withdrawal will be treated like any other withdrawal and, accordingly, the value of the guaranteed minimum death benefits will be reduced and the reduction may be more than the amount withdrawn.

—	If the owner is changed on a single life contract all guaranteed benefits will terminate.

—
Joint ownership will not change unless one ex-spouse is awarded sole ownership of the contract and all necessary documentation is provided to change the ownership of the contract to that ex-spouse before either one of the original measuring lives dies which may result in the beneficiary (or beneficiaries) not receiving the death benefit.

Possible Adverse Tax Consequences [Member]
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]
Possible Adverse Tax Consequences

The tax considerations associated with the contract vary and can be complicated. The applicable tax rules can differ, depending on the type of contract, whether NQ, traditional IRA, Roth IRA or QP. The tax considerations discussed in this prospectus are general in nature and describe only federal income tax law (not state, local, foreign or other federal tax laws). Moreover, the tax aspects that apply to a particular person’s contract may vary depending on the facts applicable to that person. Tax rules may change without notice. We cannot predict whether, when, or how these rules could change. Any change could affect contracts purchased before the change. Congress may also consider further proposals to comprehensively reform or overhaul the United States tax and retirement systems, which if enacted, could affect the tax benefits of a contract. We cannot predict what, if any, legislation will actually be proposed or enacted. Before making contributions to your contract or taking other action related to your contract, you should consult with a tax professional to determine the tax implications of an investment in, and payments received under, the contract.

Withdrawals are generally subject to income tax and may be subject to tax penalties if taken before age 59
1
⁄
2
.

Not a ShortTerm Investment [Member]
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]
Not a Short-Term Investment

The contract is not a short-term investment and is not appropriate for an investor who needs ready access to cash because the contract is designed to provide for the accumulation of retirement savings and income on a long-term basis. As such, you should not use the contract as a short term investment or savings vehicle and you should consider whether investing in the contract is consistent with the purpose for which the investment is being considered.

Availability by Financial Intermediary [Member]
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]
Availability by Financial Intermediary

Some financial intermediaries (e.g., selling broker-dealer firms) may not offer and/or may limit the offering of certain investment options, contract benefits, and other contract features based on issue age or other criteria established by the selling broker-dealer. For example, your financial professional may not recommend a particular investment option or contract benefit to you that is described in this Prospectus. Before you purchase the contract, you should discuss with your financial professional any limitations, restrictions, or other variations related to the investment options, contract benefits or other contract features available to you through your financial professional. If a particular feature that interests you is not recommended through your broker dealer, you may want to contact us to explore its availability.

Business disruption and cybersecurity risks [Member]
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]
Business disruption and cybersecurity risks

We rely heavily on technology, including interconnected computer systems and data storage networks and digital communications, to conduct our business. Because our business is highly dependent upon the effective operation of our computer systems and those of our service providers and other business partners, our business is vulnerable to disruptions from utility outages, and susceptible to operational and information security risks resulting from information systems failure (e.g., hardware and software malfunctions), and cyberattacks. Cyberattacks may be systemic (e.g., affecting the internet, cloud services, or other infrastructure) or targeted (e.g., failures in or breach of our systems or those of third parties on whom we rely, including ransomware and malware attacks). Cybersecurity risks include, among other things, the loss, theft, misuse, corruption and destruction of data maintained online or digitally, interference with or denial of service, attacks on our websites (or the websites of third parties on whom we rely), other operational disruption and unauthorized release, use or abuse of confidential customer information. The risk of cyberattacks may be higher during periods of geopolitical turmoil. Due to the increasing sophistication of cyberattacks, a cybersecurity breach could occur and persist for an extended period of time without detection. Systems failures and cyberattacks, as well as, any other catastrophic event, including natural and manmade disasters, public health emergencies, pandemic diseases, terrorist attacks, floods or severe storms affecting us, any third-party administrator, the underlying funds, intermediaries and other affiliated or third-party service providers may adversely affect us, our business operations and your account value and interfere with our ability to process contract transactions and calculate account values. Systems failures and cyberattacks may also interfere with our processing of contract transactions, including the processing of orders from our website or with the underlying funds, impact our ability to calculate account values and unit values and/or the underlying funds to be unable to calculate share values, cause the release or possible destruction of confidential customer and/or business information, impede order processing or cause other operational issues, subject us and/or our service providers and intermediaries to regulatory fines, litigation and financial losses and/or cause reputational damage. Cybersecurity risks may also impact the issuers of securities in which the underlying funds invest, which may cause the underlying funds to lose value. The preventative actions we take to reduce the frequency and severity of cybersecurity incidents and protect our computer systems may be insufficient to prevent a cybersecurity breach from impacting our operations or your contract value. There can be no assurance that we or the underlying funds or our service providers and intermediaries will be able to avoid cybersecurity breaches affecting your contract.

In addition, we are also exposed to risks related to natural and man-made disasters, including, but not limited to, the occurrence of any storms, fires, floods, earthquakes, public health crises, malicious acts, and terrorist acts or any other event, which could adversely affect our ability to conduct business. A natural or man-made disaster, including a pandemic such as COVID-19, could result in our workforce, and/or employees of service providers and/or third-party administrators, being compromised and unable or unwilling to fully perform their responsibilities, which could likewise result in interruptions in our service. This could interfere with our processing of contract transactions, including processing orders from owners and orders with the underlying funds, impact our ability to calculate contract value, or have other adverse impacts on our operations. These events may also negatively affect our service providers and intermediaries, the underlying funds and issuers of securities in which the underlying funds invest, which may cause the funds underlying your contract to lose value. There can be no assurance that we or the underlying funds or our service providers and intermediaries will be able to avoid negative impacts associated with natural and man-made disasters.

SP 500 Price Return Index [Member]
Index-Linked Option Details, Crediting Methodology [Line Items]
Index-Linked Option Details, Index Return [Table Text Block]
Annual Return [Percent]			16.39%	23.31%	24.23%	(19.44%)	26.89%	16.26%	28.88%	(6.24%)	19.42%	9.54%
Annual Return, Example Capped and Buffered [Percent]			5.00%	5.00%	5.00%	(9.44%)	5.00%	5.00%	5.00%	0.00%	5.00%	5.00%
Index-Linked Option Details, Indexes [Line Items]
Index-Linked Option Details, Index Additional Information [Text Block]		Additional information about the Index may be found in Appendix: Index Publishers. If you would like to request additional information about the Index, contact the customer service group or your financial professional.
Index-Linked Option Details, Price Return Index Does not Reflect Dividends [Text Block]		The S&P 500 Price Return Index does not include dividends declared by any of the companies included in this Index, which will reduce Index performance.
SP 500 Price Return Index [Member] | Standard 1 Year [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Name	[3]	S&P 500 Price Return Index
Index-Linked Option Available, Type of Index		Market Index
Index-Linked Option Available, Crediting Period		1 year
Index-Linked Option Available, Crediting Methodology		Standard
SP 500 Price Return Index [Member] | Standard 1 Year [Member] | Buffer Ten Percentage [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Current Limit on Index Losses [Percent]		10.00%
SP 500 Price Return Index [Member] | Standard 1 Year [Member] | Buffer Fifteen Percentage [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Current Limit on Index Losses [Percent]		15.00%
SP 500 Price Return Index [Member] | Standard 1 Year [Member] | Buffer Twenty Percentage [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Current Limit on Index Losses [Percent]		20.00%
SP 500 Price Return Index [Member] | Standard 1 Year [Member] | Buffer Forty Percentage [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Current Limit on Index Losses [Percent]		40.00%
SP 500 Price Return Index [Member] | Standard 6 Year [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Name	[3]	S&P 500 Price Return Index
Index-Linked Option Available, Type of Index		Market Index
Index-Linked Option Available, Crediting Period		6 years
Index-Linked Option Available, Crediting Methodology		Standard
SP 500 Price Return Index [Member] | Standard 6 Year [Member] | Buffer Ten Percentage [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Current Limit on Index Losses [Percent]		10.00%
SP 500 Price Return Index [Member] | Standard 6 Year [Member] | Buffer Fifteen Percentage [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Current Limit on Index Losses [Percent]		15.00%
SP 500 Price Return Index [Member] | Standard 6 Year [Member] | Buffer Twenty Percentage [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Current Limit on Index Losses [Percent]		20.00%
SP 500 Price Return Index [Member] | Standard 6 Year [Member] | Buffer Forty Percentage [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Current Limit on Index Losses [Percent]		40.00%
SP 500 Price Return Index [Member] | Step Up 1 Year [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Name	[3]	S&P 500 Price Return Index
Index-Linked Option Available, Type of Index		Market Index
Index-Linked Option Available, Crediting Period		1 year
Index-Linked Option Available, Crediting Methodology		Step Up
SP 500 Price Return Index [Member] | Step Up 1 Year [Member] | Buffer Ten Percentage [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Current Limit on Index Losses [Percent]		10.00%
SP 500 Price Return Index [Member] | Step Up 1 Year [Member] | Buffer Fifteen Percentage [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Current Limit on Index Losses [Percent]		15.00%
SP 500 Price Return Index [Member] | Step Up 1 Year [Member] | Buffer Twenty Percentage [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Current Limit on Index Losses [Percent]		20.00%
SP 500 Price Return Index [Member] | Step Up 1 Year [Member] | Buffer Forty Percentage [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Current Limit on Index Losses [Percent]		40.00%
SP 500 Price Return Index [Member] | Step Up 6 Year [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Name	[3]	S&P 500 Price Return Index
Index-Linked Option Available, Type of Index		Market Index
Index-Linked Option Available, Crediting Period		6 years
Index-Linked Option Available, Crediting Methodology		Step Up
SP 500 Price Return Index [Member] | Step Up 6 Year [Member] | Buffer Ten Percentage [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Current Limit on Index Losses [Percent]		10.00%
SP 500 Price Return Index [Member] | Step Up 6 Year [Member] | Buffer Twenty Percentage [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Current Limit on Index Losses [Percent]		20.00%
SP 500 Price Return Index [Member] | Step Up 6 Year [Member] | Buffer Forty Percentage [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Current Limit on Index Losses [Percent]		40.00%
SP 500 Price Return Index [Member] | Dual Direction 1 Year [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Name	[3]	S&P 500 Price Return Index
Index-Linked Option Available, Type of Index		Market Index
Index-Linked Option Available, Crediting Period		1 year
Index-Linked Option Available, Crediting Methodology		Dual Direction
SP 500 Price Return Index [Member] | Dual Direction 1 Year [Member] | Buffer Ten Percentage [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Current Limit on Index Losses [Percent]		10.00%
SP 500 Price Return Index [Member] | Dual Direction 1 Year [Member] | Buffer Fifteen Percentage [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Current Limit on Index Losses [Percent]		15.00%
SP 500 Price Return Index [Member] | Dual Direction 1 Year [Member] | Buffer Twenty Percentage [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Current Limit on Index Losses [Percent]		20.00%
SP 500 Price Return Index [Member] | Dual Direction 6 Year [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Name	[3]	S&P 500 Price Return Index
Index-Linked Option Available, Type of Index		Market Index
Index-Linked Option Available, Crediting Period		6 years
Index-Linked Option Available, Crediting Methodology		Dual Direction
SP 500 Price Return Index [Member] | Dual Direction 6 Year [Member] | Buffer Ten Percentage [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Current Limit on Index Losses [Percent]		10.00%
SP 500 Price Return Index [Member] | Dual Direction 6 Year [Member] | Buffer Fifteen Percentage [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Current Limit on Index Losses [Percent]		15.00%
SP 500 Price Return Index [Member] | Dual Direction 6 Year [Member] | Buffer Twenty Percentage [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Current Limit on Index Losses [Percent]		20.00%
SP 500 Price Return Index [Member] | Dual Direction 6 Year [Member] | Buffer Forty Percentage [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Current Limit on Index Losses [Percent]		40.00%
SP 500 Price Return Index [Member] | Dual Step Up 1 Year [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Name	[3]	S&P 500 Price Return Index
Index-Linked Option Available, Type of Index		Market Index
Index-Linked Option Available, Crediting Period		1 year
Index-Linked Option Available, Crediting Methodology		Dual Step Up
SP 500 Price Return Index [Member] | Dual Step Up 1 Year [Member] | Buffer Ten Percentage [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Current Limit on Index Losses [Percent]		10.00%
SP 500 Price Return Index [Member] | Dual Step Up 1 Year [Member] | Buffer Fifteen Percentage [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Current Limit on Index Losses [Percent]		15.00%
SP 500 Price Return Index [Member] | Dual Step Up 1 Year [Member] | Buffer Twenty Percentage [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Current Limit on Index Losses [Percent]		20.00%
SP 500 Price Return Index [Member] | Dual Step Up 1 Year [Member] | Buffer Forty Percentage [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Current Limit on Index Losses [Percent]		40.00%
SP 500 Price Return Index [Member] | Dual Step Up 6 Year [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Name	[3]	S&P 500 Price Return Index
Index-Linked Option Available, Type of Index		Market Index
Index-Linked Option Available, Crediting Period		6 years
Index-Linked Option Available, Crediting Methodology		Dual Step Up
SP 500 Price Return Index [Member] | Dual Step Up 6 Year [Member] | Buffer Ten Percentage [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Current Limit on Index Losses [Percent]		10.00%
SP 500 Price Return Index [Member] | Dual Step Up 6 Year [Member] | Buffer Twenty Percentage [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Current Limit on Index Losses [Percent]		20.00%
SP 500 Price Return Index [Member] | Dual Step Up 6 Year [Member] | Buffer Forty Percentage [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Current Limit on Index Losses [Percent]		40.00%
SP 500 Price Return Index [Member] | Enhanced Upside 1 Year [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Name	[3]	S&P 500 Price Return Index
Index-Linked Option Available, Type of Index		Market Index
Index-Linked Option Available, Crediting Period		1 year
Index-Linked Option Available, Crediting Methodology		Enhanced Upside
SP 500 Price Return Index [Member] | Enhanced Upside 1 Year [Member] | Buffer Ten Percentage [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Current Limit on Index Losses [Percent]		10.00%
SP 500 Price Return Index [Member] | Best Entry 6 Year [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Name		S&P 500 Price Return Index
Index-Linked Option Available, Type of Index		Market Index
Index-Linked Option Available, Crediting Period		6 years
Index-Linked Option Available, Crediting Methodology		Best Entry
SP 500 Price Return Index [Member] | Best Entry 6 Year [Member] | Buffer Ten Percentage [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Current Limit on Index Losses [Percent]		10.00%
SP 500 Price Return Index [Member] | Dual Step Tier 1 Year [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Name	[3]	S&P 500 Price Return Index
Index-Linked Option Available, Type of Index		Market Index
Index-Linked Option Available, Crediting Period		1 year
Index-Linked Option Available, Crediting Methodology		Dual Step Tier
SP 500 Price Return Index [Member] | Dual Step Tier 1 Year [Member] | Buffer Ten Percentage [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Current Limit on Index Losses [Percent]		10.00%
SP 500 Price Return Index [Member] | Dual Step Tier 6 Year [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Name	[3]	S&P 500 Price Return Index
Index-Linked Option Available, Type of Index		Market Index
Index-Linked Option Available, Crediting Period		6 years
Index-Linked Option Available, Crediting Methodology		Dual Step Tier
SP 500 Price Return Index [Member] | Dual Step Tier 6 Year [Member] | Buffer Ten Percentage [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Current Limit on Index Losses [Percent]		10.00%
SP 500 Price Return Index [Member] | Dual Step Tier 6 Year [Member] | Buffer Twenty Percentage [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Current Limit on Index Losses [Percent]		20.00%
SP 500 Price Return Index [Member] | Participation Rate Return Limit [Member] | Standard 1 Year [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]		100.00%
SP 500 Price Return Index [Member] | Participation Rate Return Limit [Member] | Standard 6 Year [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]		100.00%
SP 500 Price Return Index [Member] | Participation Rate Return Limit [Member] | Dual Direction 1 Year [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]		100.00%
SP 500 Price Return Index [Member] | Participation Rate Return Limit [Member] | Dual Direction 6 Year [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]		100.00%
SP 500 Price Return Index [Member] | Participation Rate Return Limit [Member] | Dual Step Up 1 Year [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]		100.00%
SP 500 Price Return Index [Member] | Participation Rate Return Limit [Member] | Dual Step Up 6 Year [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]		100.00%
SP 500 Price Return Index [Member] | Participation Rate Return Limit [Member] | Enhanced Upside 1 Year [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]		125.00%
SP 500 Price Return Index [Member] | Participation Rate Return Limit [Member] | Best Entry 6 Year [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]		100.00%
SP 500 Price Return Index [Member] | Participation Rate Return Limit [Member] | Dual Step Tier 1 Year [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]		100.00%
SP 500 Price Return Index [Member] | Participation Rate Return Limit [Member] | Dual Step Tier 6 Year [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]		100.00%
SP 500 Price Return Index [Member] | Step Rate [Member] | Dual Step Tier 1 Year [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]		1.00%
SP 500 Price Return Index [Member] | Step Rate [Member] | Dual Step Tier 6 Year [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]		1.00%
SP 500 Price Return Index [Member] | Performance Cap Rate [Member] | Standard 1 Year [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]		2.00%
SP 500 Price Return Index [Member] | Performance Cap Rate [Member] | Standard 6 Year [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]		12.00%
SP 500 Price Return Index [Member] | Performance Cap Rate [Member] | Step Up 1 Year [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]		2.00%
SP 500 Price Return Index [Member] | Performance Cap Rate [Member] | Step Up 6 Year [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]		12.00%
SP 500 Price Return Index [Member] | Performance Cap Rate [Member] | Dual Direction 1 Year [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]		2.00%
SP 500 Price Return Index [Member] | Performance Cap Rate [Member] | Dual Direction 6 Year [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]		12.00%
SP 500 Price Return Index [Member] | Performance Cap Rate [Member] | Dual Step Up 1 Year [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]		2.00%
SP 500 Price Return Index [Member] | Performance Cap Rate [Member] | Dual Step Up 6 Year [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]		12.00%
SP 500 Price Return Index [Member] | Performance Cap Rate [Member] | Enhanced Upside 1 Year [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]		2.00%
SP 500 Price Return Index [Member] | Performance Cap Rate [Member] | Best Entry 6 Year [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]		12.00%
SP 500 Price Return Index [Member] | Performance Cap Rate [Member] | Dual Step Tier 1 Year [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]		2.00%
SP 500 Price Return Index [Member] | Performance Cap Rate [Member] | Dual Step Tier 6 Year [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]		12.00%
Russell 2000 Price Return Index [Member]
Index-Linked Option Details, Crediting Methodology [Line Items]
Index-Linked Option Details, Index Return [Table Text Block]
Annual Return [Percent]			11.29%	10.02%	15.09%	(21.56%)	13.70%	18.36%	23.72%	(12.18%)	13.14%	19.48%
Annual Return, Example Capped and Buffered [Percent]			5.00%	10.02%	5.00%	(11.56%)	5.00%	5.00%	5.00%	(2.18%)	5.00%	5.00%
Index-Linked Option Details, Indexes [Line Items]
Index-Linked Option Details, Index Additional Information [Text Block]		Additional information about the Index may be found in Appendix: Index Publishers. If you would like to request additional information about the Index, contact the customer service group or your financial professional.
Index-Linked Option Details, Price Return Index Does not Reflect Dividends [Text Block]		The Russell 2000 ® Price Return Index does not include dividends declared by any of the companies included in this Index
Russell 2000 Price Return Index [Member] | Standard 1 Year [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Name	[3]	Russell 2000® Price Return Index
Index-Linked Option Available, Type of Index		Market Index
Index-Linked Option Available, Crediting Period		1 year
Index-Linked Option Available, Crediting Methodology		Standard
Russell 2000 Price Return Index [Member] | Standard 1 Year [Member] | Buffer Ten Percentage [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Current Limit on Index Losses [Percent]		10.00%
Russell 2000 Price Return Index [Member] | Standard 1 Year [Member] | Buffer Fifteen Percentage [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Current Limit on Index Losses [Percent]		15.00%
Russell 2000 Price Return Index [Member] | Standard 1 Year [Member] | Buffer Twenty Percentage [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Current Limit on Index Losses [Percent]		20.00%
Russell 2000 Price Return Index [Member] | Standard 1 Year [Member] | Buffer Forty Percentage [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Current Limit on Index Losses [Percent]		40.00%
Russell 2000 Price Return Index [Member] | Standard 6 Year [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Name	[3]	Russell 2000® Price Return Index
Index-Linked Option Available, Type of Index		Market Index
Index-Linked Option Available, Crediting Period		6 years
Index-Linked Option Available, Crediting Methodology		Standard
Russell 2000 Price Return Index [Member] | Standard 6 Year [Member] | Buffer Ten Percentage [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Current Limit on Index Losses [Percent]		10.00%
Russell 2000 Price Return Index [Member] | Standard 6 Year [Member] | Buffer Fifteen Percentage [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Current Limit on Index Losses [Percent]		15.00%
Russell 2000 Price Return Index [Member] | Standard 6 Year [Member] | Buffer Twenty Percentage [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Current Limit on Index Losses [Percent]		20.00%
Russell 2000 Price Return Index [Member] | Standard 6 Year [Member] | Buffer Forty Percentage [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Current Limit on Index Losses [Percent]		40.00%
Russell 2000 Price Return Index [Member] | Step Up 1 Year [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Name	[3]	Russell 2000® Price Return Index
Index-Linked Option Available, Type of Index		Market Index
Index-Linked Option Available, Crediting Period		1 year
Index-Linked Option Available, Crediting Methodology		Step Up
Russell 2000 Price Return Index [Member] | Step Up 1 Year [Member] | Buffer Ten Percentage [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Current Limit on Index Losses [Percent]		10.00%
Russell 2000 Price Return Index [Member] | Step Up 1 Year [Member] | Buffer Fifteen Percentage [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Current Limit on Index Losses [Percent]		15.00%
Russell 2000 Price Return Index [Member] | Step Up 1 Year [Member] | Buffer Twenty Percentage [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Current Limit on Index Losses [Percent]		20.00%
Russell 2000 Price Return Index [Member] | Step Up 1 Year [Member] | Buffer Forty Percentage [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Current Limit on Index Losses [Percent]		40.00%
Russell 2000 Price Return Index [Member] | Dual Direction 1 Year [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Name	[3]	Russell 2000® Price Return Index
Index-Linked Option Available, Type of Index		Market Index
Index-Linked Option Available, Crediting Period		1 year
Index-Linked Option Available, Crediting Methodology		Dual Direction
Russell 2000 Price Return Index [Member] | Dual Direction 1 Year [Member] | Buffer Ten Percentage [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Current Limit on Index Losses [Percent]		10.00%
Russell 2000 Price Return Index [Member] | Dual Direction 1 Year [Member] | Buffer Fifteen Percentage [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Current Limit on Index Losses [Percent]		15.00%
Russell 2000 Price Return Index [Member] | Dual Direction 1 Year [Member] | Buffer Twenty Percentage [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Current Limit on Index Losses [Percent]		20.00%
Russell 2000 Price Return Index [Member] | Dual Direction 6 Year [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Name	[3]	Russell 2000® Price Return Index
Index-Linked Option Available, Type of Index		Market Index
Index-Linked Option Available, Crediting Period		6 years
Index-Linked Option Available, Crediting Methodology		Dual Direction
Russell 2000 Price Return Index [Member] | Dual Direction 6 Year [Member] | Buffer Ten Percentage [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Current Limit on Index Losses [Percent]		10.00%
Russell 2000 Price Return Index [Member] | Dual Direction 6 Year [Member] | Buffer Fifteen Percentage [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Current Limit on Index Losses [Percent]		15.00%
Russell 2000 Price Return Index [Member] | Dual Direction 6 Year [Member] | Buffer Twenty Percentage [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Current Limit on Index Losses [Percent]		20.00%
Russell 2000 Price Return Index [Member] | Dual Direction 6 Year [Member] | Buffer Forty Percentage [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Current Limit on Index Losses [Percent]		40.00%
Russell 2000 Price Return Index [Member] | Dual Step Up 1 Year [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Name	[3]	Russell 2000® Price Return Index
Index-Linked Option Available, Type of Index		Market Index
Index-Linked Option Available, Crediting Period		1 year
Index-Linked Option Available, Crediting Methodology		Dual Step Up
Russell 2000 Price Return Index [Member] | Dual Step Up 1 Year [Member] | Buffer Ten Percentage [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Current Limit on Index Losses [Percent]		10.00%
Russell 2000 Price Return Index [Member] | Dual Step Up 1 Year [Member] | Buffer Fifteen Percentage [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Current Limit on Index Losses [Percent]		15.00%
Russell 2000 Price Return Index [Member] | Dual Step Up 1 Year [Member] | Buffer Twenty Percentage [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Current Limit on Index Losses [Percent]		20.00%
Russell 2000 Price Return Index [Member] | Dual Step Up 1 Year [Member] | Buffer Forty Percentage [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Current Limit on Index Losses [Percent]		40.00%
Russell 2000 Price Return Index [Member] | Dual Step Up 6 Year [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Name	[3]	Russell 2000® Price Return Index
Index-Linked Option Available, Type of Index		Market Index
Index-Linked Option Available, Crediting Methodology		Dual Step Up
Russell 2000 Price Return Index [Member] | Dual Step Up 6 Year [Member] | Buffer Ten Percentage [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Current Limit on Index Losses [Percent]		10.00%
Russell 2000 Price Return Index [Member] | Dual Step Up 6 Year [Member] | Buffer Twenty Percentage [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Current Limit on Index Losses [Percent]		20.00%
Russell 2000 Price Return Index [Member] | Dual Step Up 6 Year [Member] | Buffer Forty Percentage [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Current Limit on Index Losses [Percent]		40.00%
Russell 2000 Price Return Index [Member] | Dual Step Tier 1 Year [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Name		Russell 2000® Price Return Index
Index-Linked Option Available, Type of Index		Market Index
Index-Linked Option Available, Crediting Period		1 year
Index-Linked Option Available, Crediting Methodology		Dual Step Tier
Russell 2000 Price Return Index [Member] | Dual Step Tier 1 Year [Member] | Buffer Ten Percentage [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Current Limit on Index Losses [Percent]		10.00%
Russell 2000 Price Return Index [Member] | Dual Step Tier 6 Year [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Name		Russell 2000® Price Return Index
Index-Linked Option Available, Type of Index		Market Index
Index-Linked Option Available, Crediting Period		6 years
Index-Linked Option Available, Crediting Methodology		Dual Step Tier
Russell 2000 Price Return Index [Member] | Dual Step Tier 6 Year [Member] | Buffer Ten Percentage [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Current Limit on Index Losses [Percent]		10.00%
Russell 2000 Price Return Index [Member] | Dual Step Tier 6 Year [Member] | Buffer Twenty Percentage [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Current Limit on Index Losses [Percent]		20.00%
Russell 2000 Price Return Index [Member] | Participation Rate Return Limit [Member] | Standard 1 Year [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]		100.00%
Russell 2000 Price Return Index [Member] | Participation Rate Return Limit [Member] | Standard 6 Year [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]		100.00%
Russell 2000 Price Return Index [Member] | Participation Rate Return Limit [Member] | Step Up 1 Year [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]		100.00%
Russell 2000 Price Return Index [Member] | Participation Rate Return Limit [Member] | Dual Direction 1 Year [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]		100.00%
Russell 2000 Price Return Index [Member] | Participation Rate Return Limit [Member] | Dual Direction 6 Year [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]		100.00%
Russell 2000 Price Return Index [Member] | Participation Rate Return Limit [Member] | Dual Step Up 1 Year [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]		100.00%
Russell 2000 Price Return Index [Member] | Participation Rate Return Limit [Member] | Dual Step Up 6 Year [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]		100.00%
Russell 2000 Price Return Index [Member] | Participation Rate Return Limit [Member] | Dual Step Tier 1 Year [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]		100.00%
Russell 2000 Price Return Index [Member] | Participation Rate Return Limit [Member] | Dual Step Tier 6 Year [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]		100.00%
Russell 2000 Price Return Index [Member] | Step Rate [Member] | Dual Step Tier 1 Year [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]		1.00%
Russell 2000 Price Return Index [Member] | Step Rate [Member] | Dual Step Tier 6 Year [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]		1.00%
Russell 2000 Price Return Index [Member] | Performance Cap Rate [Member] | Standard 1 Year [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]		2.00%
Russell 2000 Price Return Index [Member] | Performance Cap Rate [Member] | Standard 6 Year [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]		12.00%
Russell 2000 Price Return Index [Member] | Performance Cap Rate [Member] | Step Up 1 Year [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]		2.00%
Russell 2000 Price Return Index [Member] | Performance Cap Rate [Member] | Dual Direction 1 Year [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]		2.00%
Russell 2000 Price Return Index [Member] | Performance Cap Rate [Member] | Dual Direction 6 Year [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]		12.00%
Russell 2000 Price Return Index [Member] | Performance Cap Rate [Member] | Dual Step Up 1 Year [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]		2.00%
Russell 2000 Price Return Index [Member] | Performance Cap Rate [Member] | Dual Step Up 6 Year [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]		12.00%
Russell 2000 Price Return Index [Member] | Performance Cap Rate [Member] | Dual Step Tier 1 Year [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]		2.00%
Russell 2000 Price Return Index [Member] | Performance Cap Rate [Member] | Dual Step Tier 6 Year [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]		12.00%
MSCI EAFE Price Return Index [Member]
Index-Linked Option Details, Crediting Methodology [Line Items]
Index-Linked Option Details, Index Return [Table Text Block]
Annual Return [Percent]			27.89%	1.15%	15.03%	(16.79%)	8.78%	5.43%	18.44%	(16.14%)	21.78%	(1.88%)
Annual Return, Example Capped and Buffered [Percent]			5.00%	1.15%	5.00%	(6.79%)	5.00%	5.00%	5.00%	(6.14%)	21.78%	0.00%
Index-Linked Option Details, Indexes [Line Items]
Index-Linked Option Details, Index Additional Information [Text Block]		Additional information about the Index may be found in Appendix: Index Publishers. If you would like to request
Index-Linked Option Details, Price Return Index Does not Reflect Dividends [Text Block]		The MSCI EAFE Price Return Index does not include dividends declared by any of the companies included in this Index, which will reduce Index performance
MSCI EAFE Price Return Index [Member] | Standard 1 Year [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Name	[3]	MSCI EAFE Price Return Index
Index-Linked Option Available, Type of Index		Market Index
Index-Linked Option Available, Crediting Period		1 year
Index-Linked Option Available, Crediting Methodology		Standard
MSCI EAFE Price Return Index [Member] | Standard 1 Year [Member] | Buffer Ten Percentage [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Current Limit on Index Losses [Percent]		10.00%
MSCI EAFE Price Return Index [Member] | Standard 1 Year [Member] | Buffer Fifteen Percentage [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Current Limit on Index Losses [Percent]		15.00%
MSCI EAFE Price Return Index [Member] | Standard 1 Year [Member] | Buffer Twenty Percentage [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Current Limit on Index Losses [Percent]		20.00%
MSCI EAFE Price Return Index [Member] | Standard 1 Year [Member] | Buffer Forty Percentage [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Current Limit on Index Losses [Percent]		40.00%
MSCI EAFE Price Return Index [Member] | Standard 6 Year [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Name	[3]	MSCI EAFE Price Return Index
Index-Linked Option Available, Type of Index		Market Index
Index-Linked Option Available, Crediting Period		6 years
Index-Linked Option Available, Crediting Methodology		Standard
MSCI EAFE Price Return Index [Member] | Standard 6 Year [Member] | Buffer Ten Percentage [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Current Limit on Index Losses [Percent]		10.00%
MSCI EAFE Price Return Index [Member] | Standard 6 Year [Member] | Buffer Fifteen Percentage [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Current Limit on Index Losses [Percent]		15.00%
MSCI EAFE Price Return Index [Member] | Standard 6 Year [Member] | Buffer Twenty Percentage [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Current Limit on Index Losses [Percent]		20.00%
MSCI EAFE Price Return Index [Member] | Standard 6 Year [Member] | Buffer Forty Percentage [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Current Limit on Index Losses [Percent]		40.00%
MSCI EAFE Price Return Index [Member] | Step Up 1 Year [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Name	[3]	MSCI EAFE Price Return Index
Index-Linked Option Available, Type of Index		Market Index
Index-Linked Option Available, Crediting Period		1 year
Index-Linked Option Available, Crediting Methodology		Step Up
MSCI EAFE Price Return Index [Member] | Step Up 1 Year [Member] | Buffer Ten Percentage [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Current Limit on Index Losses [Percent]		10.00%
MSCI EAFE Price Return Index [Member] | Step Up 1 Year [Member] | Buffer Fifteen Percentage [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Current Limit on Index Losses [Percent]		15.00%
MSCI EAFE Price Return Index [Member] | Step Up 1 Year [Member] | Buffer Twenty Percentage [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Current Limit on Index Losses [Percent]		20.00%
MSCI EAFE Price Return Index [Member] | Step Up 1 Year [Member] | Buffer Forty Percentage [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Current Limit on Index Losses [Percent]		40.00%
MSCI EAFE Price Return Index [Member] | Dual Direction 1 Year [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Name	[3]	MSCI EAFE Price Return Index
Index-Linked Option Available, Type of Index		Market Index
Index-Linked Option Available, Crediting Period		1 year
Index-Linked Option Available, Crediting Methodology		Dual Direction
MSCI EAFE Price Return Index [Member] | Dual Direction 1 Year [Member] | Buffer Ten Percentage [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Current Limit on Index Losses [Percent]		10.00%
MSCI EAFE Price Return Index [Member] | Dual Direction 1 Year [Member] | Buffer Fifteen Percentage [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Current Limit on Index Losses [Percent]		15.00%
MSCI EAFE Price Return Index [Member] | Dual Direction 1 Year [Member] | Buffer Twenty Percentage [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Current Limit on Index Losses [Percent]		20.00%
MSCI EAFE Price Return Index [Member] | Dual Direction 6 Year [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Name	[3]	MSCI EAFE Price Return Index
Index-Linked Option Available, Type of Index		Market Index
Index-Linked Option Available, Crediting Period		6 years
Index-Linked Option Available, Crediting Methodology		Dual Direction
MSCI EAFE Price Return Index [Member] | Dual Direction 6 Year [Member] | Buffer Ten Percentage [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Current Limit on Index Losses [Percent]		10.00%
MSCI EAFE Price Return Index [Member] | Dual Direction 6 Year [Member] | Buffer Fifteen Percentage [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Current Limit on Index Losses [Percent]		15.00%
MSCI EAFE Price Return Index [Member] | Dual Direction 6 Year [Member] | Buffer Twenty Percentage [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Current Limit on Index Losses [Percent]		20.00%
MSCI EAFE Price Return Index [Member] | Dual Direction 6 Year [Member] | Buffer Forty Percentage [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Current Limit on Index Losses [Percent]		40.00%
MSCI EAFE Price Return Index [Member] | Dual Step Up 1 Year [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Name	[3]	MSCI EAFE Price Return Index
Index-Linked Option Available, Type of Index		Market Index
Index-Linked Option Available, Crediting Period		1 year
Index-Linked Option Available, Crediting Methodology		Dual Step Up
MSCI EAFE Price Return Index [Member] | Dual Step Up 1 Year [Member] | Buffer Ten Percentage [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Current Limit on Index Losses [Percent]		10.00%
MSCI EAFE Price Return Index [Member] | Dual Step Up 1 Year [Member] | Buffer Fifteen Percentage [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Current Limit on Index Losses [Percent]		15.00%
MSCI EAFE Price Return Index [Member] | Dual Step Up 1 Year [Member] | Buffer Twenty Percentage [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Current Limit on Index Losses [Percent]		20.00%
MSCI EAFE Price Return Index [Member] | Dual Step Up 1 Year [Member] | Buffer Forty Percentage [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Current Limit on Index Losses [Percent]		40.00%
MSCI EAFE Price Return Index [Member] | Dual Step Up 6 Year [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Name	[3]	MSCI EAFE Price Return Index
Index-Linked Option Available, Type of Index		Market Index
Index-Linked Option Available, Crediting Period		6 years
Index-Linked Option Available, Crediting Methodology		Dual Step Up
MSCI EAFE Price Return Index [Member] | Dual Step Up 6 Year [Member] | Buffer Ten Percentage [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Current Limit on Index Losses [Percent]		10.00%
MSCI EAFE Price Return Index [Member] | Dual Step Up 6 Year [Member] | Buffer Twenty Percentage [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Current Limit on Index Losses [Percent]		20.00%
MSCI EAFE Price Return Index [Member] | Dual Step Up 6 Year [Member] | Buffer Forty Percentage [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Current Limit on Index Losses [Percent]		40.00%
MSCI EAFE Price Return Index [Member] | Dual Step Tier 1 Year [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Name		MSCI EAFE Price Return Index
Index-Linked Option Available, Type of Index		Market Index
Index-Linked Option Available, Crediting Period		1 year
Index-Linked Option Available, Crediting Methodology		Dual Step Tier
MSCI EAFE Price Return Index [Member] | Dual Step Tier 1 Year [Member] | Buffer Ten Percentage [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Current Limit on Index Losses [Percent]		10.00%
MSCI EAFE Price Return Index [Member] | Dual Step Tier 6 Year [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Name		MSCI EAFE Price Return Index
Index-Linked Option Available, Type of Index		Market Index
Index-Linked Option Available, Crediting Period		6 years
Index-Linked Option Available, Crediting Methodology		Dual Step Tier
MSCI EAFE Price Return Index [Member] | Dual Step Tier 6 Year [Member] | Buffer Ten Percentage [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Current Limit on Index Losses [Percent]		10.00%
MSCI EAFE Price Return Index [Member] | Dual Step Tier 6 Year [Member] | Buffer Twenty Percentage [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Current Limit on Index Losses [Percent]		20.00%
MSCI EAFE Price Return Index [Member] | Participation Rate Return Limit [Member] | Standard 1 Year [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]		100.00%
MSCI EAFE Price Return Index [Member] | Participation Rate Return Limit [Member] | Standard 6 Year [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]		100.00%
MSCI EAFE Price Return Index [Member] | Participation Rate Return Limit [Member] | Step Up 1 Year [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]		100.00%
MSCI EAFE Price Return Index [Member] | Participation Rate Return Limit [Member] | Dual Direction 1 Year [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]		100.00%
MSCI EAFE Price Return Index [Member] | Participation Rate Return Limit [Member] | Dual Direction 6 Year [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]		100.00%
MSCI EAFE Price Return Index [Member] | Participation Rate Return Limit [Member] | Dual Step Up 1 Year [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]		100.00%
MSCI EAFE Price Return Index [Member] | Participation Rate Return Limit [Member] | Dual Step Up 6 Year [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]		100.00%
MSCI EAFE Price Return Index [Member] | Participation Rate Return Limit [Member] | Dual Step Tier 1 Year [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]		100.00%
MSCI EAFE Price Return Index [Member] | Participation Rate Return Limit [Member] | Dual Step Tier 6 Year [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]		100.00%
MSCI EAFE Price Return Index [Member] | Step Rate [Member] | Dual Step Tier 1 Year [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]		1.00%
MSCI EAFE Price Return Index [Member] | Step Rate [Member] | Dual Step Tier 6 Year [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]		1.00%
MSCI EAFE Price Return Index [Member] | Performance Cap Rate [Member] | Standard 1 Year [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]		2.00%
MSCI EAFE Price Return Index [Member] | Performance Cap Rate [Member] | Standard 6 Year [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]		12.00%
MSCI EAFE Price Return Index [Member] | Performance Cap Rate [Member] | Step Up 1 Year [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]		2.00%
MSCI EAFE Price Return Index [Member] | Performance Cap Rate [Member] | Dual Direction 1 Year [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]		2.00%
MSCI EAFE Price Return Index [Member] | Performance Cap Rate [Member] | Dual Direction 6 Year [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]		12.00%
MSCI EAFE Price Return Index [Member] | Performance Cap Rate [Member] | Dual Step Up 1 Year [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]		2.00%
MSCI EAFE Price Return Index [Member] | Performance Cap Rate [Member] | Dual Step Up 6 Year [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]		12.00%
MSCI EAFE Price Return Index [Member] | Performance Cap Rate [Member] | Dual Step Tier 1 Year [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]		2.00%
MSCI EAFE Price Return Index [Member] | Performance Cap Rate [Member] | Dual Step Tier 6 Year [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]		12.00%
NASDAQ100 Price Return Index [Member]
Index-Linked Option Details, Crediting Methodology [Line Items]
Index-Linked Option Details, Index Return [Table Text Block]
Annual Return [Percent]			20.17%	24.88%	53.81%	(32.97%)	26.63%	47.58%	37.96%	(1.04%)	31.52%	5.89%
Annual Return, Example Capped and Buffered [Percent]			5.00%	5.00%	5.00%	(22.97%)	5.00%	5.00%	5.00%	0.00%	5.00%	5.00%
NASDAQ100 Price Return Index [Member] | Standard 1 Year [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Name	[3]	NASDAQ-100 Price Return Index
Index-Linked Option Available, Type of Index		Market Index
Index-Linked Option Available, Crediting Period		1 year
Index-Linked Option Available, Crediting Methodology		Standard
NASDAQ100 Price Return Index [Member] | Standard 1 Year [Member] | Buffer Ten Percentage [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Current Limit on Index Losses [Percent]		10.00%
NASDAQ100 Price Return Index [Member] | Standard 1 Year [Member] | Buffer Fifteen Percentage [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Current Limit on Index Losses [Percent]		15.00%
NASDAQ100 Price Return Index [Member] | Standard 1 Year [Member] | Buffer Twenty Percentage [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Current Limit on Index Losses [Percent]		20.00%
NASDAQ100 Price Return Index [Member] | Standard 1 Year [Member] | Buffer Forty Percentage [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Current Limit on Index Losses [Percent]		40.00%
NASDAQ100 Price Return Index [Member] | Standard 6 Year [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Name	[3]	NASDAQ-100 Price Return Index
Index-Linked Option Available, Type of Index		Market Index
Index-Linked Option Available, Crediting Period		6 years
Index-Linked Option Available, Crediting Methodology		Standard
NASDAQ100 Price Return Index [Member] | Standard 6 Year [Member] | Buffer Ten Percentage [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Current Limit on Index Losses [Percent]		10.00%
NASDAQ100 Price Return Index [Member] | Standard 6 Year [Member] | Buffer Fifteen Percentage [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Current Limit on Index Losses [Percent]		15.00%
NASDAQ100 Price Return Index [Member] | Standard 6 Year [Member] | Buffer Twenty Percentage [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Current Limit on Index Losses [Percent]		20.00%
NASDAQ100 Price Return Index [Member] | Standard 6 Year [Member] | Buffer Forty Percentage [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Current Limit on Index Losses [Percent]		40.00%
NASDAQ100 Price Return Index [Member] | Step Up 1 Year [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Name	[3]	NASDAQ-100 Price Return Index
Index-Linked Option Available, Type of Index		Market Index
Index-Linked Option Available, Crediting Period		1 year
Index-Linked Option Available, Crediting Methodology		Step Up
NASDAQ100 Price Return Index [Member] | Step Up 1 Year [Member] | Buffer Ten Percentage [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Current Limit on Index Losses [Percent]		10.00%
NASDAQ100 Price Return Index [Member] | Step Up 1 Year [Member] | Buffer Fifteen Percentage [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Current Limit on Index Losses [Percent]		15.00%
NASDAQ100 Price Return Index [Member] | Step Up 1 Year [Member] | Buffer Twenty Percentage [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Current Limit on Index Losses [Percent]		20.00%
NASDAQ100 Price Return Index [Member] | Step Up 1 Year [Member] | Buffer Forty Percentage [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Current Limit on Index Losses [Percent]		40.00%
NASDAQ100 Price Return Index [Member] | Dual Direction 1 Year [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Name	[3]	NASDAQ-100 Price Return Index
Index-Linked Option Available, Type of Index		Market Index
Index-Linked Option Available, Crediting Period		1 year
Index-Linked Option Available, Crediting Methodology		Dual Direction
NASDAQ100 Price Return Index [Member] | Dual Direction 1 Year [Member] | Buffer Ten Percentage [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Current Limit on Index Losses [Percent]		10.00%
NASDAQ100 Price Return Index [Member] | Dual Direction 1 Year [Member] | Buffer Fifteen Percentage [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Current Limit on Index Losses [Percent]		15.00%
NASDAQ100 Price Return Index [Member] | Dual Direction 1 Year [Member] | Buffer Twenty Percentage [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Current Limit on Index Losses [Percent]		20.00%
NASDAQ100 Price Return Index [Member] | Dual Direction 6 Year [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Name	[3]	NASDAQ-100 Price Return Index
Index-Linked Option Available, Type of Index		Market Index
Index-Linked Option Available, Crediting Period		6 years
Index-Linked Option Available, Crediting Methodology		Dual Direction
NASDAQ100 Price Return Index [Member] | Dual Direction 6 Year [Member] | Buffer Ten Percentage [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Current Limit on Index Losses [Percent]		10.00%
NASDAQ100 Price Return Index [Member] | Dual Direction 6 Year [Member] | Buffer Fifteen Percentage [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Current Limit on Index Losses [Percent]		15.00%
NASDAQ100 Price Return Index [Member] | Dual Direction 6 Year [Member] | Buffer Twenty Percentage [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Current Limit on Index Losses [Percent]		20.00%
NASDAQ100 Price Return Index [Member] | Dual Direction 6 Year [Member] | Buffer Forty Percentage [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Current Limit on Index Losses [Percent]		40.00%
NASDAQ100 Price Return Index [Member] | Dual Step Up 1 Year [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Name	[3]	NASDAQ-100 Price Return Index
Index-Linked Option Available, Type of Index		Market Index
Index-Linked Option Available, Crediting Period		1 year
Index-Linked Option Available, Crediting Methodology		Dual Step Up
NASDAQ100 Price Return Index [Member] | Dual Step Up 1 Year [Member] | Buffer Ten Percentage [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Current Limit on Index Losses [Percent]		10.00%
NASDAQ100 Price Return Index [Member] | Dual Step Up 1 Year [Member] | Buffer Fifteen Percentage [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Current Limit on Index Losses [Percent]		15.00%
NASDAQ100 Price Return Index [Member] | Dual Step Up 1 Year [Member] | Buffer Twenty Percentage [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Current Limit on Index Losses [Percent]		20.00%
NASDAQ100 Price Return Index [Member] | Dual Step Up 1 Year [Member] | Buffer Forty Percentage [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Current Limit on Index Losses [Percent]		40.00%
NASDAQ100 Price Return Index [Member] | Dual Step Up 6 Year [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Name	[3]	NASDAQ-100 Price Return Index
Index-Linked Option Available, Type of Index		Market Index
Index-Linked Option Available, Crediting Period		6 years
Index-Linked Option Available, Crediting Methodology		Dual Step Up
NASDAQ100 Price Return Index [Member] | Dual Step Up 6 Year [Member] | Buffer Ten Percentage [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Current Limit on Index Losses [Percent]		10.00%
NASDAQ100 Price Return Index [Member] | Dual Step Up 6 Year [Member] | Buffer Twenty Percentage [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Current Limit on Index Losses [Percent]		20.00%
NASDAQ100 Price Return Index [Member] | Dual Step Up 6 Year [Member] | Buffer Forty Percentage [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Current Limit on Index Losses [Percent]		40.00%
NASDAQ100 Price Return Index [Member] | Dual Step Tier 1 Year [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Name		NASDAQ-100 Price Return Index
Index-Linked Option Available, Type of Index		Market Index
Index-Linked Option Available, Crediting Period		1 year
Index-Linked Option Available, Crediting Methodology		Dual Step Tier
NASDAQ100 Price Return Index [Member] | Dual Step Tier 1 Year [Member] | Buffer Ten Percentage [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Current Limit on Index Losses [Percent]		10.00%
NASDAQ100 Price Return Index [Member] | Dual Step Tier 6 Year [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Name		NASDAQ-100 Price Return Index
Index-Linked Option Available, Type of Index		Market Index
Index-Linked Option Available, Crediting Period		6 years
Index-Linked Option Available, Crediting Methodology		Dual Step Tier
NASDAQ100 Price Return Index [Member] | Dual Step Tier 6 Year [Member] | Buffer Ten Percentage [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Current Limit on Index Losses [Percent]		10.00%
NASDAQ100 Price Return Index [Member] | Dual Step Tier 6 Year [Member] | Buffer Twenty Percentage [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Current Limit on Index Losses [Percent]		20.00%
NASDAQ100 Price Return Index [Member] | Participation Rate Return Limit [Member] | Standard 1 Year [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]		100.00%
NASDAQ100 Price Return Index [Member] | Participation Rate Return Limit [Member] | Standard 6 Year [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]		100.00%
NASDAQ100 Price Return Index [Member] | Participation Rate Return Limit [Member] | Step Up 1 Year [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]		100.00%
NASDAQ100 Price Return Index [Member] | Participation Rate Return Limit [Member] | Dual Direction 1 Year [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]		100.00%
NASDAQ100 Price Return Index [Member] | Participation Rate Return Limit [Member] | Dual Direction 6 Year [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]		100.00%
NASDAQ100 Price Return Index [Member] | Participation Rate Return Limit [Member] | Dual Step Up 1 Year [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]		100.00%
NASDAQ100 Price Return Index [Member] | Participation Rate Return Limit [Member] | Dual Step Up 6 Year [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]		100.00%
NASDAQ100 Price Return Index [Member] | Participation Rate Return Limit [Member] | Dual Step Tier 1 Year [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]		100.00%
NASDAQ100 Price Return Index [Member] | Participation Rate Return Limit [Member] | Dual Step Tier 6 Year [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]		100.00%
NASDAQ100 Price Return Index [Member] | Step Rate [Member] | Dual Step Tier 1 Year [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]		1.00%
NASDAQ100 Price Return Index [Member] | Step Rate [Member] | Dual Step Tier 6 Year [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]		1.00%
NASDAQ100 Price Return Index [Member] | Performance Cap Rate [Member] | Standard 1 Year [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]		2.00%
NASDAQ100 Price Return Index [Member] | Performance Cap Rate [Member] | Standard 6 Year [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]		12.00%
NASDAQ100 Price Return Index [Member] | Performance Cap Rate [Member] | Step Up 1 Year [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]		2.00%
NASDAQ100 Price Return Index [Member] | Performance Cap Rate [Member] | Dual Direction 1 Year [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]		2.00%
NASDAQ100 Price Return Index [Member] | Performance Cap Rate [Member] | Dual Direction 6 Year [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]		12.00%
NASDAQ100 Price Return Index [Member] | Performance Cap Rate [Member] | Dual Step Up 1 Year [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]		2.00%
NASDAQ100 Price Return Index [Member] | Performance Cap Rate [Member] | Dual Step Up 6 Year [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]		12.00%
NASDAQ100 Price Return Index [Member] | Performance Cap Rate [Member] | Dual Step Tier 1 Year [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]		2.00%
NASDAQ100 Price Return Index [Member] | Performance Cap Rate [Member] | Dual Step Tier 6 Year [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]		12.00%
Series B [Member]
Item 4. Fee Table [Line Items]
Sales Load (of Purchase Payments), Current [Percent]		0.00%
Deferred Sales Load (of Amount Surrendered), Current [Percent]	[4]	8.00%
Transfer Fee, Current [Dollars]	[5]	$ 55
Contract Adjustment, Maximum Potential Loss Over Value at Start of Crediting Period [Percent]	[6],[7]	100.00%
Base Contract Expense (of Average Account Value), Minimum [Percent]	[8]	1.25%
Optional Benefit Expense (of Benefit Base), Current [Percent]	[9]	0.75%
Optional Benefit Expense (of Other Amount), Current [Percent]	[9]	0.25%
Item 10. Benefits Available [Line Items]
Optional Benefit Expense (of Benefit Base), Current [Percent]	[9]	0.75%
Optional Benefit Expense (of Other Amount), Current [Percent]	[9]	0.25%
Series B [Member] | Transfer Fee [Member]
Item 4. Fee Table [Line Items]
Other Transaction Fee, Current [Dollars]	[10]	$ 35
Series B [Member] | Special Service Charges [Member]
Item 4. Fee Table [Line Items]
Other Transaction Fee, Current [Dollars]	[11]	$ 90
Select [Member]
Item 4. Fee Table [Line Items]
Sales Load (of Purchase Payments), Current [Percent]		0.00%
Deferred Sales Load (of Amount Surrendered), Current [Percent]	[4]	0.00%
Transfer Fee, Current [Dollars]	[5]	$ 55
Contract Adjustment, Maximum Potential Loss Over Value at Start of Crediting Period [Percent]	[6],[7]	100.00%
Base Contract Expense (of Average Account Value), Minimum [Percent]	[8]	1.50%
Optional Benefit Expense (of Benefit Base), Current [Percent]	[9]	0.75%
Optional Benefit Expense (of Other Amount), Current [Percent]	[9]	0.25%
Item 10. Benefits Available [Line Items]
Optional Benefit Expense (of Benefit Base), Current [Percent]	[9]	0.75%
Optional Benefit Expense (of Other Amount), Current [Percent]	[9]	0.25%
Select [Member] | Transfer Fee [Member]
Item 4. Fee Table [Line Items]
Other Transaction Fee, Current [Dollars]	[10]	$ 35
Select [Member] | Special Service Charges [Member]
Item 4. Fee Table [Line Items]
Other Transaction Fee, Current [Dollars]	[11]	$ 90

[1]	Expressed as an annual percentage of the Segment Investment for Segments in the SIO. The Contract Fee is applied cumulatively for 6-year Segments, so the total Contract Fee for a 6-year Segment is 7.5% for Series B contracts and 9% for Select contracts.
[2]	Expressed as an annual percentage of the applicable benefit base.
[3]	The Index is a “price return” index, not a “total return” index, and therefore the performance of the Index does not reflect dividends declared by any of the companies included in the Index, reducing the Index return. As a result, the Index will underperform a direct investment in the securities composing the Index.
[4]	The charge percentage we use is determined by the number of years since receipt of the contribution to which the charge relates if you make a withdrawal, surrender your contract to receive its cash value, or, if offered, surrender your contract to apply your cash value to a non-life contingent annuity payment option.
[5]	The current charge is $55 and is currently being waived (we reserve the right to discontinue this waiver at any time without notice). These charges may increase over time to cover our administrative costs. We may discontinue these services at any time.
[6]	Applies to withdrawals (including systematic withdrawals and required minimum distributions), surrenders, death benefits, annuitization, contract cancellation, and transfers prior to the Segment Maturity Date. The actual amount of the Segment Interim Value calculation is determined by a formula that depends on, among other things, the Segment Buffer and how the Index has performed since the Segment Start Date. The maximum loss would occur if there is a total distribution for a Segment at a time when the Index price has declined to zero. If you surrender, annuitize, cancel your contract, die, or make a withdrawal, or there is a deduction of the optional death benefit charge, from a Segment before the Segment Maturity Date, the Segment Buffer will not necessarily apply to the extent it would on the Segment Maturity Date. See “Structured Investment Option” for more information.
[7]	Because the end-of-term downside protection provided by a Segment Buffer does not apply to the Segment Interim Value, it is theoretically possible that you could lose up to 100% of your investment and previously credited interest in certain extreme scenarios.
[8]	The Contract Fee percentage reduces the Segment Rate of Return. If the contract is surrendered or annuitized, a withdrawal or transfer out is taken, there is a deduction of the optional death benefit charge, or a death benefit is paid, on any date other than the Segment Maturity Date, we will deduct a pro rata portion of the charge from each Segment as part of the Segment Interim Value calculation. The Contract Fee is applied cumulatively for 6-year Segments, so the total Contract Fee for a 6-year Segment is 7.5% for Series B contracts and 9% for Select contracts.
[9]	The applicable Death Benefit charge is deducted on each contract date anniversary. If the contract is surrendered, annuitized, or a death benefit is paid, on any date other than the Segment Maturity Date, we will deduct a pro rata portion of the charge.
[10]	Currently, we do not charge for transfers among investment options under the contract. However, we reserve the right to charge for transfers among the investment options in excess of 12 transfers per contract year. We will charge no more than $35 for each transfer at the time each transfer is processed. See “Transfer charge” under “Charges that the Company deducts” in “Charges, Expenses, and Adjustments”.
[11]	Special service charges include (1) express mail charge; (2) wire transfer charge; (3) duplicate contract charge; and (4) check preparation charge. The maximum charge for each service is $90. Current charges may increase over time to cover our administrative costs. We may discontinue these services at any time.